  As filed with the Securities and Exchange Commission on April 27, 2001


                      Registration No. 33-55152 811-7368

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                        OF 1933 Pre-Effective Amendment
                                      No.


                      Post-Effective Amendment No. 14 [X]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 15 [X]




                           SEPARATE ACCOUNT VA-2LNY
                          (Exact Name of Registrant)

                  TRANSAMERICA LIFE INSURANCE COMPANY OF NEW
                YORK (formerly called, First Transamerica Life
                              Insurance Company)
                              (Name of Depositor)

                  100 Manhattanville Road, Purchase, NY 10577
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:            Copy to:

Frank A. Camp, Esquire                       Frederick R. Bellamy, Esquire
Transamerica Life Insurance Company          Sutherland, Asbill & Brennan L.L.P.
of New York                                  1275 Pennsylvania Avenue, N.W.
4333 Edgewood Road N.E.                      Washington, D.C. 20004-2404
Cedar Rapids, IA 52499-0001

   Approximate date of proposed sale to the public: As soon as practicable after effectiveness of the Registration Statement.

Title of securities being registered:
Variable Annuity Contracts


         It is proposed that this filing will become effective:
            [_] immediately upon this filing pursuant to paragraph  (b)

            [X] on May 1, 2001 pursuant to paragraph  (b)
            [_] 60 days after filing pursuant to paragraph  (a) (i)
            [_] on pursuant to paragraph (a) (i)


         If appropriate, check the following box:
                         [] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                          Dreyfus/Transamerica Triple
                         Advantage(R) Variable Annuity

                  A Flexible Premium Deferred Variable Annuity

                                   Issued By

                Transamerica Life Insurance Company of New York

              Offering 27 Sub-Accounts within the Variable Account
                     Designated as Separate Account VA-2LNY

                         In Addition to A Fixed Account

Prospectus
May 1, 2001

 .  This prospectus contains information you should know before investing.
   Please keep this prospectus for future reference.

 . You can obtain more information about the contract by requesting a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI is available free by writing to Transamerica Life Insurance Company of New York, Annuity Service Center, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by calling 877-717-8861. The current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

 .  The SEC's web site is http://www.sec.gov

 .  Transamerica's web site is http://www.transamericaservice.com

 .  The contracts and the investment options are:
  .  subject to risks, including loss of your investment;
  .  not guaranteed to achieve their goal;
  .  not bank deposits; and
  .  not insured.

 . Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS
Managed by The Dreyfus Corporation
Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio
Small Cap Portfolio
Small Company Stock Portfolio
Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
Money Market Portfolio

DREYFUS STOCK INDEX FUND - SERVICE CLASS
Managed by The Dreyfus Corporation and Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS Managed by The Dreyfus Corporation and NCM Capital Management Group

DREYFUS INVESTMENT PORTFOLIOS - SERVICE CLASS
Managed by The Dreyfus Corporation
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio
Japan Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica
Investment Management, LLC
Transamerica VIF Growth Portfolio

                          TABLE OF CONTENTS


                                                                            Page

SUMMARY....................................................................   4
PERFORMANCE DATA...........................................................  13
TRANSAMERICA LIFE
 INSURANCE COMPANY OF NEW
 YORK AND THE VARIABLE
 ACCOUNT...................................................................  14
 Transamerica Life
  Insurance Company of
  New York.................................................................  14
 Published Ratings.........................................................  14
 Insurance Marketplace
  Standards Association....................................................  14
 The Variable Account......................................................  15
THE FUNDS..................................................................  15
 Resolution of Possible
  Conflicts................................................................  16
 Sources of Additional
  Information..............................................................  16
 Addition, Deletion or
  Substitution.............................................................  16
THE FIXED ACCOUNT..........................................................  17
 The Interest Rate of the
  Fixed Account............................................................  17
 Transfers from the Fixed
  Account..................................................................  18
 Transfers into the Fixed
  Account..................................................................  18
THE CERTIFICATE............................................................  18
CERTIFICATE APPLICATION
 AND PREMIUMS..............................................................  18
 Premiums..................................................................  18
 Right to Cancel Option....................................................  19
 Additional Premiums.......................................................  19
 Choosing One or More
  Investment Options.......................................................  19
CERTIFICATE VALUE..........................................................  19
 How Your Variable
  Accumulation Units Are
  Created..................................................................  20
 How Variable
  Accumulation Units
  Values Are Calculated....................................................  20
 Transferring Among Sub-
  Accounts.................................................................  20
TRANSFERS..................................................................  20
 Before the Annuity
  Date.....................................................................  20
 Possible Restrictions.....................................................  21
 Dollar Cost Averaging.....................................................  21
 Special Dollar Cost
  Averaging Option.........................................................  22
 Automatic Asset
  Rebalancing..............................................................  22
 Eligibility
  Requirements.............................................................  22
 Transfers After the
  Annuity Date.............................................................  22
CASH WITHDRAWALS...........................................................  23
 Withdrawals...............................................................  23
 Fees Relating to
  Withdrawals or
  Surrenders...............................................................  23
 Additional Withdrawal
  and Surrender
  Provisions...............................................................  24
 Systematic Withdrawal
  Option...................................................................  24
 Eligibility and Rules of
  the Systematic
  Withdrawal Option........................................................  24

                                                                            Page

 Automatic Payout Option, or APO...........................................  25
DEATH BENEFIT..............................................................  25
 Guaranteed Minimum Death Benefit..........................................  25
 Adjusted Partial Withdrawals..............................................  26
 Payment of Death Benefit..................................................  26
 Designation of Beneficiaries..............................................  26
 Death of Annuitant Before the Annuity Date................................  26
 Death of Owner Before the Annuity Date....................................  26
 Death of Annuitant or Owner After the Annuity Date........................  27
CHARGES AND DEDUCTIONS.....................................................  27
 Contingent Deferred Sales Load/Surrender Charge...........................  27
 Administrative Charges....................................................  28
 Mortality and Expense Risk
  Charge...................................................................  29
 Premium Taxes.............................................................  29
 Transfer Fee..............................................................  30
 Systematic Withdrawal Option..............................................  30
 Automatic Asset Rebalancing Option........................................  30
 Taxes.....................................................................  30
 Portfolio Expenses........................................................  30
DISTRIBUTION OF THE CERTIFICATE............................................  30
ANNUITY PAYMENTS...........................................................  31
 Annuity Date..............................................................  31
 Annuity Payment...........................................................  31
 Election of Annuity Forms and Payment Options.............................  31
 Annuity Payment Options...................................................  32
 Fixed Annuity Payment Option..............................................  32
 Variable Annuity Payment Option...........................................  32
 Annuity Forms.............................................................  32
 General...................................................................  34
 Alternate Fixed Annuity Rates.............................................  34
QUALIFIED CERTIFICATES.....................................................  34
 Various Tax Penalties May Apply...........................................  34
 The Automatic Payout Option, or APO.......................................  34
  Restrictions under Section 403(b) Programs...............................  35
FEDERAL TAX MATTERS........................................................  35
 Introduction..............................................................  35
 Premiums..................................................................  36
 Taxation of Annuities In General..........................................  36
 Withdrawals...............................................................  36
 Annuity Payments..........................................................  37
 Withholding...............................................................  37
 Penalty Tax...............................................................  37
 Taxation of Death Benefit Proceeds........................................  37

TABLE OF CONTENTS (continued)                                              Page

 Required Distributions upon Owner's Death Transfers, Assignments, or
  Exchanges of the Certificate............................................  38
 Annuity Contracts Purchased by Nonresident Aliens and Foreign
  Corporations............................................................  39
 Multiple Certificates....................................................  39
QUALIFIED CERTIFICATES....................................................  39
 In General...............................................................  39
 Qualified Pension and Profit Sharing Plans...............................  40
 Individual Retirement Annuities, Simplified Employee Plans and Roth
  IRAs....................................................................  40
 Tax Sheltered Annuities..................................................  41
 Restrictions under Qualified Certificates................................  41

                                                                            Page
 Possible Changes in Taxation...............................................  41
 Other Tax Consequences.....................................................  41
LEGAL PROCEEDINGS...........................................................  41
ACCOUNTANTS AND FINANCIAL STATEMENTS........................................  41
VOTING RIGHTS...............................................................  42
REINSTATEMENTS..............................................................  42
AVAILABLE INFORMATION.......................................................  42
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.....................  43
APPENDIX A..................................................................  44
 Example of Calculations....................................................  44
APPENDIX B..................................................................  45
 Condensed Financial Information............................................  45
APPENDIX C..................................................................  49
 Definitions................................................................  49

SUMMARY

You will find a list of definitions of the terms used in this prospectus in Appendix C.

The Certificate

We designed the flexible premium deferred variable annuity, the certificate described in this prospectus, to aid individuals in long-term financial planning for retirement or other purposes. You may use the certificate:

 .   with non-qualified plans;

 .   as an individual retirement annuity that qualifies for special tax treatment under Internal Revenue Code (the "Code") Section 408, IRA; or

 .   as an individual retirement annuity that qualifies for special tax treatment under Code Section 408A, Roth IRA.

Additionally, with our prior approval, you may use the certificate:

 .   as an annuity under Code Section 403(b) Revenue Rule 90-24 (transfers only); and

 .   with various types of qualified pension and profit-sharing plans under
    Section 401(a) of the Code.

Variable Account Fee Table

The purpose of the following table is to help you understand the various costs and expenses that you, as the owner will bear directly and indirectly. The table reflects expenses of the variable account and the portfolios. The table assumes that the entire certificate value is in the variable account. The information set forth should be considered together with the narrative provided under the heading Charges and Deductions in this prospectus, and with the funds' prospectuses. In addition to the expenses listed below, premium taxes may apply.

                           ANNUITY CONTRACT FEE TABLE

--------------------------------------------------------------------------------

          Certificate Owner
      Transaction Expenses(/1/)
---------------------------------------
Sales Charge Imposed On
 Premiums....................     0
Maximum Contingent Deferred
 Sales Load(/2/).............     6%
Transfer Fee(/3/)............  $0 - $10
Annual Certificate Fee(/4/)..  $0 - $30

 Variable Account Annual Expenses
(as a percentage of average account
              value)
-----------------------------------
Mortality and Expense Risk
 Charges..................... 1.25%
Administrative Expense
 Charge(/5/)................. 0.15%
                              -----
TOTAL VARIABLE ACCOUNT
 ANNUAL EXPENSES............. 1.40%

--------------------------------------------------------------------------------
                           Portfolio Annual Expenses

 (as a percentage of assets after any fee waiver and/or expense reimbursement)

--------------------------------------------------------------------------------

                                                      Rule
                             Management  Other       12b-1      Total Portfolio
                                Fees    Expenses Fees(/6/)(/7/) Annual Expenses
-------------------------------------------------------------------------------
  Appreciation(/8/)            0.75%     0.03%       0.25%           1.03%
  Balanced(/8/)                0.75%     0.10%       0.15%           1.00%
  Disciplined Stock(/8/)       0.75%     0.06%       0.19%           1.00%
  Growth and Income(/8/)       0.75%     0.03%       0.22%           1.00%
  International Equity(/8/)    0.75%     0.24%       0.25%           1.24%
  International Value(/8/)     1.00%     0.23%       0.17%           1.40%
  Limited Term High
   Income(/8/)                 0.65%     0.11%       0.14%           0.90%
  Money Market                 0.50%     0.10%         N/A           0.60%
  Quality Bond(/8/)            0.65%     0.07%       0.25%           0.97%
  Small Cap(/8/)               0.75%     0.03%       0.25%           1.03%
  Small Company Stock(/8/)     0.75%     0.18%       0.25%           1.18%
  Special Value(/8/)           0.75%     0.12%       0.13%           1.00%
  Stock Index(/8/)             0.25%     0.01%       0.25%           0.52%
  Socially Responsible
   Growth(/8/)                 0.75%     0.03%       0.25%           1.03%
  Core Bond(/9/)(/10/)         0.60%     0.20%       0.00%           0.80%
  Core Value(/8/)(/9/)         0.75%     0.25%       0.00%           1.00%
  Emerging
   Leaders(/9/)(/10/)          0.90%     0.60%       0.00%           1.50%
  Emerging
   Markets(/9/)(/10/)          1.25%     0.75%       0.00%           2.00%
  European
   Equity(/8/)(/9/)(/11/)      1.00%     0.25%       0.00%           1.25%
  Founders
   Discovery(/9/)(/10/)        0.90%     0.60%       0.00%           1.50%
  Founders Growth(/8/)(/9/)    0.75%     0.25%       0.00%           1.00%
  Founders International
   Equity(/8/)(/9/)            1.00%     0.50%       0.00%           1.50%
  Founders
   Passport(/8/)(/9/)          1.00%     0.50%       0.00%           1.50%
  Japan(/9/)(/10/)             1.00%     0.50%       0.00%           1.50%
  MidCap Stock(/8/)(/9/)       0.75%     0.25%       0.00%           1.00%
  Technology Growth(/8/)       0.75%     0.09%       0.16%           1.00%
  Transamerica VIF
   Growth(/12/)(/13/)          0.74%     0.11%         --            0.85%

Expense information regarding the portfolios has been provided by the funds. We have no reason to doubt the accuracy of the information, but have not verified those figures. In preparing the table above and the examples that follow, we have relied on the figures provided by the funds. We have not and can not independently verify the accuracy or completeness of the information from the funds, and therefore, we disclaim any and all liability for that information. These figures are for the year ended December 31, 2000 (unless otherwise stated), except that they have been restated to reflect the Rule 12b-1 fee for the Service Class Shares. Actual expenses in future years may be higher or lower than the figures given above.

Notes to Fee Table:

1. The certificate transaction expenses apply to each certificate, regardless of how the certificate value is allocated between the variable account and the fixed account. The variable account annual expenses do not apply to the fixed account.

2 You may withdraw a portion of the premiums each year after the first certificate year without any contingent deferred sales load (CDSL). After we have held a premium for seven certificate years, you may withdraw the remaining premium payments without any CDSL. You may always withdraw accumulated earnings without a CDSL.

3. There is currently no fees for transfers. However, Transamerica may charge a transfer fee equal to the lesser of $10 or 2% of the amount transfers in excess of 18 per year. Transamerica may also charge a fee of up to $25 per year if you elect the systematic withdrawal option, but we currently do not deduct this charge.

4. The current annual certificate fee is the lesser of $30 or 2% of the certificate value. We may change the fee annually, but it will not exceed the lesser of $60 or 2% of the certificate value. This fee is waived if your account value is over $50,000.

5. The current annual administrative expense charge is 0.15%, during both the accumulation phase and the income phase. We may increase it to 0.25%.

6. The Fees shown are for the Service Class Shares, except for the Money Market Portfolio and Transamerica VIF Growth Portfolio. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee.

7. The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% before any fee waivers and/or expense reimbursements.

8. Other Expenses for Service Shares are based on other expenses for Initial Shares for the past fiscal year.

9. Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Total Portfolio Annual Expenses in the Fee Table, without such fee waiver and/or expense reimbursement, would be as follows:
   1.10% - Balanced; 1.06% - Disciplined Stock; 1.03% - Growth and Income; 1.48% - International Value; 1.01% - Limited High Term Income; 1.12% Special Value; 2.15% - Core Bond; 1.29% - Core Value; 2.45% - Emerging Leaders; 4.11% - Emerging Markets; 1.85% - European Equity; 2.18% - Founders Discovery; 1.33% - Founders Growth; 2.32% - Founders International Equity; 3.84% - Founders Passport; 3.65% - Japan; and 1.29% - MidCap Stock.

10. Other expenses are estimated fees to be paid by the portfolio for the first full year, since it commenced operations on May 1, 2000.

11. The Dreyfus Corporation has agreed until December 31, 2001 to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of either share class do not exceed 1.25%. For the fiscal year ended December 31, 2000, the net operating expenses for the portfolios initial shares were 1.27% pursuant to a contractual arrangement then in effect. The figures in the Portfolio Annual Expense Table have been restated to reflect the expense reimbursement in effect until December 31, 2001.

12. Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.75%, 0.11% and 0.86%, respectively.

13. The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that Total Portfolio Annual Expenses for the portfolios (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed a cap of 0.85% for the Growth Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice, but are expected to continue through 2001.

EXAMPLES(/1/)

The following three examples reflect no account fee deduction because the approximate average account value is more than $50,000. The account fee is waived for account values over $50,000. The examples assume that the entire account value is allocated to the variable account.

These examples all assume that no transfer fees, systematic withdrawal fee or premium tax have been assessed. Premium taxes may be applicable. See Premium Taxes. These examples show expenses reflecting fee waivers and reimbursements for the year 2000.

                                                        If the certificate is
                                                              annuitized
                                                          at the end of the
                                                        applicable time period
                                                        under an annuity form
                                                              with life
                                                        contingencies,(/2/) or
                                 If the certificate is  if the certificate is
                                 surrendered at the end          not
                                   of the applicable        surrendered or
                                      time period.           annuitized.
                           ---------------------------------------------------
  Subaccounts                     1     3     5    10    1     3     5    10
                                 Year Years Years Years Year Years Years Years
------------------------------------------------------------------------------
  Appreciation(/3/)              $84  $121  $167  $284  $25  $ 78  $133  $284
------------------------------------------------------------------------------
  Balanced(/3/)                  $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Disciplined Stock(/3/)         $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Growth and income(/3/)         $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  International Equity(/3/)      $86  $127  $178  $305  $27  $ 84  $144  $305
------------------------------------------------------------------------------
  International Value(/3/)       $88  $132  $186  $320  $29  $ 89  $152  $320
------------------------------------------------------------------------------
  Limited Term High Income(/3/)  $82  $117  $161  $271  $24  $ 74  $127  $271
------------------------------------------------------------------------------
  Money Market                   $79  $108  $146  $241  $21  $ 65  $112  $241
------------------------------------------------------------------------------
  Quality Bond(/3/)              $83  $119  $164  $278  $25  $ 76  $130  $278
------------------------------------------------------------------------------
  Small Cap(/3/)                 $84  $121  $167  $284  $25  $ 78  $133  $284
------------------------------------------------------------------------------
  Small Company Stock(/3/)       $85  $125  $175  $299  $27  $ 83  $141  $299
------------------------------------------------------------------------------
  Special Value(/3/)             $84  $120  $166  $281  $27  $ 83  $141  $299
------------------------------------------------------------------------------
  Stock Index(/3/)               $78  $105  $142  $232  $20  $ 63  $108  $232
------------------------------------------------------------------------------
  Socially Responsible Growth
   Fund(/3/)                     $84  $121  $167  $284  $25  $ 78  $133  $284
------------------------------------------------------------------------------
  Core Bond(/3/)                 $81  $114  $156  $261  $23  $ 71  $122  $261
------------------------------------------------------------------------------
  Core Value(/3/)                $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Emerging Leaders(/3/)          $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Emerging Markets(/3/)          $94  $149  $215  $375  $35  $107  $181  $375
------------------------------------------------------------------------------
  European Equity(/3/)           $86  $127  $178  $306  $28  $ 85  $144  $306
------------------------------------------------------------------------------
  Founders Discovery(/3/)        $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Founders Growth(/3/)           $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Founders International
   Equity(/3/)                   $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Founders Passport(/3/)         $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  Japan(/3/)                     $89  $135  $191  $329  $30  $ 92  $157  $329
------------------------------------------------------------------------------
  MidCap Stock(/3/)              $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Technology Growth(/3/)         $84  $120  $166  $281  $25  $ 77  $132  $281
------------------------------------------------------------------------------
  Transamerica VIF Growth        $82  $115  $158  $266  $24  $ 73  $124  $266

(1) In preparing the examples above, we have relied on the data provided by the funds. We have no reason to doubt the accuracy of that information. However, we can not and have not verified those figures.
(2) For annuitization under a form that does not include life contingencies, a contingent deferred sales load may apply.
(3) The above expense figures are calculated using the Service Class Shares. The figures would have been lower if the Initial Class Shares were used because the initial Class Shares are not subject to a Rule 12b-1 Fee.

You should not consider these examples to represent past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the certificate. The assumed 5% annual return is only hypothetical. It is not a representation of past or future returns. Actual returns could be greater or less than this assumed rate.
--------------------------------------------------------------------------------

Financial Information

You will find condensed financial information on each sub-account in Appendix
B. You will find the full financial statements and reports of independent auditors for the subaccounts of the variable account and for Transamerica in the Statement of Additional Information.

The Issuer

The certificate is issued by Transamerica Life Insurance Company of New York (Transamerica, we, us or our).

We will issue to the owner a certificate under a group annuity contract. The contract and the certificates are available only in New York.

This prospectus does not offer the sub-accounts or the fixed account in any jurisdiction where they are not allowed to be sold. We do not authorize any dealer, salesperson or other person to give information or make representations not contained in this prospectus. You should not rely on any information or representation that is not in this prospectus.

Certificate Value

The certificate provides that the certificate value, after certain adjustments, will be applied to an annuity form and payment option on a selected future date.

The certificate value will depend on the investment experience of each sub-account of the variable account you select. All payments and values provided under the certificate when based on the investment experience of the variable account are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date you, as the owner, bear the entire investment risk under the certificate.

Any amounts you allocated to the fixed account are guaranteed by Transamerica as to their safety and at least 3% annual interest.

There is no guaranteed or minimum cash surrender value, so the proceeds of a surrender could be less than the total premiums.

Premiums

The initial premium for each certificate must generally be at least $5,000. We will waive this minimum if the certificate is sold as a qualified certificate to certain retirement plans. Generally, each additional premium must be at least $500. We will waive this minimum if you select an automatic payment plan. In no event, however, may the total of all premiums under a certificate exceed $1,000,000 without our prior approval. The minimum net premium that may be allocated to a sub-account with no current allocations is $500. See Certificate Application and Premiums.

The Variable Account

The variable account is a separate account, designated as Separate Account VA-2LNY, divided into sub-accounts. Assets of each sub-account are invested in a specified mutual fund portfolio.

The Sub-Accounts

The following 27 sub-accounts are currently available for investment in the variable account.

 .  Appreciation(/1/)

 .  Balanced

 .  Disciplined Stock

 .  Growth and Income

 .  International Equity

 .  International Value

 .  Limited Term High Income

 .  Money Market

 .  Quality Bond

 .  Small Cap

 .  Small Company Stock

 .  Special Value

 .  Stock Index

 .  Socially Responsible Growth

 .  Core Bond

 .  Core Value

 .  Emerging Leaders

 .  Emerging Markets

 .  European Equity

 .  Founders Discovery

 .  Founders Growth

 .  Founders International Equity

 .  Founders Passport

 .  Japan

 .  Mid Cap Stock

 .  Technology Growth

 .  Transamerica VIF Growth

(1)  Formerly known as Capital Appreciation.

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica VIF Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica VIF Growth Sub-account) are only available to contract owners that purchased a contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

The funds pay their investment adviser and administrators certain fees charged against the assets of each portfolio. The certificate value, if any, and the amount of any variable annuity payments will vary to reflect the investment performance of all of the sub-accounts you select and the deduction of the charges. See Charges and Deductions. For more information about the funds see The Funds and the accompanying funds' prospectuses.

The Fixed Account

We will credit interest to the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. We guarantee to credit each interest rate for at least 12 months.

Transfers Before the Annuity Date

Before the annuity date, you may make transfers among the sub-accounts. A "transfer" is the reallocation of amounts among the sub-accounts of the variable account.

We charge a fee of $10 for each transfer in excess of 18 per certificate year. Transfers under certain programs, such as Dollar Cost Averaging, will not count towards the 18 free transfers per certificate year.

Withdrawals

You may withdraw all or part of the cash surrender value on or before the annuity date. However, amounts you withdraw may be subject to a contingent deferred sales load. Amounts you withdraw may also be subject to a premium tax or similar tax, depending upon the state in which you live. Withdrawals may further be subject to any federal, state or local income tax, and a penalty tax. Withdrawals from qualified certificates may be subject to severe restrictions. Except for IRAs and Roth IRAs, qualified certificates are sold only with our prior approval. We will generally deduct the annual certificate fee on a full surrender of a certificate. See Cash Withdrawals.

Contingent Deferred Sales Load/Surrender Charge

We do not deduct a sales charge from premiums, although we may deduct premium taxes.

However, if any part of the certificate value is withdrawn, a contingent deferred sales load, or surrender charge, of up to 6% of premiums withdrawn may be assessed by us to cover certain expenses relating to the sale of the certificates, including commissions to registered representatives and other promotional expenses. We guarantee that the total contingent deferred sales load will never exceed 6% of the premiums.

Range of Contingent Deferred Sales Load Over Time

   Certificate Years
    Since Premiums    Contingent Deferred
        Receipt           Sales Load
-----------------------------------------
    Less than 2
        years                 6%
-----------------------------------------
  2 years but less
    than 4 years              5%
-----------------------------------------
  4 years but less
    than 6 years              4%
-----------------------------------------
  6 years but less
    than 7 years              2%
-----------------------------------------
     7 or more                0%

After we have held a premium for seven certificate years, you may withdraw the remaining premium without a contingent deferred sales load/surrender charge. You may make withdrawals each certificate year before the annuity date of up to the allowed amount described below without incurring a contingent deferred sales load.

The allowed amount is equal to:

 . during the first certificate year, the accumulated earnings not previously withdrawn;

 . after you have held your certificate for at least one full certificate year, and only for the first withdrawal in a certificate year, the sum of:

  1. 100% of premiums not previously withdrawn and received at least seven certificate years before the date of withdrawal; plus,

  2.  the greater of:

    a)  the accumulated earnings not previously withdrawn; or,

    b) 10% of premiums received at least one but less than seven complete certificate years before the date of withdrawal not reduced to take into account any withdrawals deemed to be made from such premiums.

 . after the first certificate year and after the first withdrawal in a certificate year, the sum of:

  1. 100% of premiums not previously withdrawn and received at least seven complete certificate years before the date of withdrawal; plus,

  2.  accumulated earnings not previously withdrawn.

Other Charges and Deductions

We deduct a daily charge referred to as the Mortality and Expense Risk Charge. This charge is equal to a percentage of the value of the net assets in the variable account for the mortality and expense risks assumed. The effective annual rate of this charge is 1.25% of the value of the net assets in the variable account attributable to your certificate. See Mortality and Expense Risk Charge. We guarantee that this mortality and expense risk charge will not be increased.

We also deduct a daily charge referred to as the Administrative Expense Charge. This charge equals 0.15% annually of your net asset value in the variable account. It helps cover some of the costs of administering the certificate and the variable account. This charge may change, but it is guaranteed not to exceed 0.25% annually. See Administrative Charges.

There is also an administrative charge deducted each year for certificate maintenance, referred to as the Certificate Fee. This fee is currently $30, or 2% of the certificate value, if less. It will not be assessed for certificate years in which the certificate value exceeds $50,000 on the last business day of the certificate year or as of the date the certificate is surrendered. For certificate values less than $50,000, we will deduct the certificate fee at the end of the certificate year or when you surrender the certificate, if earlier. We may change the certificate fee for any certificate year. But we guarantee it will not exceed the lesser of $60 or 2% of the certificate value.

After the annuity date this fee is referred to as the annuity fee. The annuity fee is $30 and will not change.

We charge a transfer fee of $10 or 2% of the amount of withdrawal for each transfer in excess of eighteen during a certificate year. See Transfer Fee.

Also, New York currently has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if you are, or become, a resident of a state other than New York where such taxes apply, the charges could be deducted from premiums and/or from the annuity purchase mount upon annuitization. See Premium Taxes.

The value of the net assets of the variable subaccounts will also reflect the management fees and operating expenses of the mutual fund portfolios (including, in most cases, Rule 12b-1 fees).

Annuity Payments

We will make annuity payments either on a fixed basis or a variable basis, or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date. In no event may the annuity date be later than the first day of the month immediately preceding the month of your 85th birthday. The annuity date cannot be earlier than the first day of the month coinciding with or immediately following the third certificate anniversary. We will begin annuity payments on the first day of the calendar month following the annuity date.

You have a choice of four annuity forms:

1.  Life Annuity;

2.  Life and Contingent Annuity;

3.  Life Annuity with Period Certain;

4.  Joint and Survivor Annuity; and

5.  Other annuity forms, subject to our agreement.

Death Benefit

We pay a death benefit on the death of either the owner or annuitant before the annuity date. If the deceased owner or annuitant, as applicable, had not attained their 85th birthday, the death benefit is the greatest of:

(a)  the certificate value;

(b) all premiums paid to the certificate less withdrawals and any premium taxes applicable to those withdrawals; or

(c) the greatest certificate anniversary value before the earliest of the annuitant's or owner's 75th birthday, increased by premiums paid since that certificate anniversary, less withdrawals and any premium taxes applicable to those withdrawals.

If the deceased owner or annuitant, as applicable, had attained age 85, the death benefit will be the certificate value. We will generally pay the death benefit within seven days of receipt of the required proof of death and other required information. We must have sufficient information about the beneficiary to make the payment. We must receive the beneficiary's election of the method of settlement. If we receive no election of the settlement method, we will pay the death benefit no later than one year from the date of death. We do not charge a contingent deferred sales load. The beneficiary generally may elect to receive the death benefit as either a lump sum or as an annuity.

Federal Income Tax Consequences

An owner who is a natural person, meaning an individual, rather than a corporation or trust, generally should not be taxed on increases in the certificate value until a distribution under the certificate occurs. A withdrawal or annuity distribution will trigger a taxable event. A deemed distribution would also trigger a taxable event. Deemed distributions occur when owners pledge, loan, or assign a certificate as collateral.

All or part of any distribution or deemed distribution may be taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Mandatory withholding may apply for certain qualified certificates. In addition, a federal penalty tax may apply to certain distributions or deemed distributions.

Right to Cancel

You have the right to examine the certificate for a limited period. This is known as a free look period. You can cancel the certificate by delivering or mailing a written notice or by sending a telegram to:

 .  the agent from whom you purchased the certificate; or

 .  our service center.

You must do this before midnight of the tenth day, or longer if required by the New York Department of Insurance, after you receive the certificate.

If you give us notice and return the certificate by mail, properly addressed and postage prepaid, we will deem it to have been made on the date postmarked. We will refund the amounts allocated to the fixed account and the variable account accumulated value determined as of the date the notice is postmarked within seven days after we receive such notice to cancel and the returned certificate. See Premiums.

1035 Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code (sometimes called a "trustee to trustee" exchange). Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there may be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may request more information concerning your contract by contacting:

Transamerica Annuity Service Center
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
1-877-717-8861

You should provide the certificate number and the owner's and annuitant's names when requesting information regarding a specific certificate.

NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the funds. They should be referred to for more detailed information.

For qualified certificates, limits or restrictions may be imposed on premiums, withdrawals, distributions, benefits or other certificate provisions due to:

 .  the requirements of a particular retirement plan;

 .  an endorsement to the certificate; or

 .  limitations or penalties imposed by the Code or the Employee Retirement
   Income Security Act of 1974, as amended.

This prospectus does not describe such limitations or restrictions.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime payments, a guaranteed death benefit, and the guaranteed level of certain charges are appropriate for your needs. Variable annuities also provide tax-deferral. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the sub-accounts of the variable account. In addition, we may advertise the effective yield of the Money Market Sub-Account.

These figures will be based on historical information and do not indicate future performance.

Yield Calculations

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that sub-account over a specified seven-day period.

The yield is calculated by assuming:

 . the income generated for that seven-day period is generated each seven-day period over a 52-week period; and

 .  it is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a sub-account, other than that of the Money Market Sub-Account, refers to the annualized income generated by an investment in the sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may apply to a particular contract. When the contingent deferred sales load is applied to a particular contract, the yield of that contract will be reduced.

Total Returns

Average annual total returns for each sub-account are based on performance data compiled since the sub-account commenced operations. Performance results are also measured over 1, 5 and 10 year time periods. Each return will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment. This will include the deduction of any applicable contingent deferred sales load, but exclude the deduction of any premium taxes.

Performance Information

Performance information for any sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a sub-account during a particular time period on which the calculations are based. It should be considered in light of:

 .  the investment objectives;

 .  investment policies;

 .  characteristics of the portfolios in which the sub-account invests; and

 .  the market conditions during the given time period.

You should not consider it as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including but not limited to:

1. the ranking of any sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by:

  .  Lipper Analytical Services, Inc.,
  .  VARDS,
  .  IBC/Donoghue's Money Fund Report,
  .  Financial Planning Magazine,
  .  Money Magazine, and
  .  Bank Rate Monitor.

  It may also include other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

2. the effect of tax deferred compounding on sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise.

These may include a comparison, at various points in time, of the return from an investment, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. We may also use other ranking services and indices.

In our advertisements and sales literature, we may use charts and graphs to discuss and illustrate:

 .  the implications of longer life expectancy for retirement planning;

 .  the tax and other consequences of long-term investments;

 .  the effects of the lifetime payout option;

 . the operation of certain special investment features in the policy - such as the dollar cost averaging option;

 . the effects of certain investment strategies, such as allocating purchase payments between the fixed account and an equity sub-account; and

 . the Social Security system and its projected payout levels and retirement plans generally.

We may, from time to time, disclose average annual total returns and cumulative total returns for the sub-accounts in non-standard formats. We will assume that no contingent deferred sales load is applicable to these returns. Whenever we show non-standard performance, we will also show standardized performance. You will find additional information about the calculation of performance data in the Statement of Additional Information.

We may also advertise performance figures for the sub-accounts based on the performance of the portfolios before the time the particular sub-account started.

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK AND THE VARIABLE ACCOUNT

Transamerica Life Insurance Company of New York

Transamerica Life Insurance Company of New York, ("Transamerica"), is a stock life insurance company incorporated under the laws of the State of New York on February 5, 1986. It is mainly engaged in the sale of life insurance and annuity policies. The address for Transamerica is 100 Manhattanville Road, Purchase, New York 10577.

Transamerica is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company. Our principal office is at 100 Manhattanville Road, Purchase, New York, 10577, telephone (914) 701-6000. The certificate is only available in New York. Transamerica Corporation indirectly owns the issuing company, Transamerica Life Insurance Company of New York. Transamerica Corporation is an indirect subsidiary of AEGON N.V., one of the worlds leading international insurance groups.

Published Ratings

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. These ratings should not be considered as bearing on the investment performance of assets held in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers. Once it has completed its analysis of each insurer's financial strength, A.M. Best assigns the insurer a Best Rating.

These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Variable Account

On June 23, 1992, Transamerica's Board of Directors passed resolutions to establish the Separate Account VA-2LNY of Transamerica, also referred to as the variable account, under the laws of the State of New York. The variable account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 4240 of the New York Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This protection remains in place so long as assets in the separate account do not exceed the reserves and other requirements of the separate account are maintained.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to Transamerica's other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account Transamerica maintains.

The variable account has 27 sub-accounts, each of which invests solely in a specific corresponding portfolio. Changes to the sub-accounts may be made at Transamerica's discretion.

THE FUNDS

The companies that provide investment advice and administrative services for the portfolios offered through this policy are listed below. The following portfolios are currently offered through this contract:

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS
Managed by The Dreyfus Corporation
Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio
Small Cap Portfolio
Small Company Stock Portfolio
Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
Money Market Portfolio

DREYFUS STOCK INDEX FUND -- SERVICE CLASS
Managed by The Dreyfus Corporation and Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE CLASS Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS -- SERVICE CLASS
Managed by The Dreyfus Corporation
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio
Japan Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
Transamerica VIF Growth Portfolio

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica VIF Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica VIF Growth Sub-account) are only available to contract owners that purchased a contract before January 22, 2001.

Meeting objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. You should be aware of the following risks:

 . There is no assurance that any of these portfolios will achieve their stated objectives.

 . An investment in the contract is not insured or guaranteed by the FDIC or any other government agency.

 . Investing in the contract involves certain investment risks, including possible loss of principal.

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios.

Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios.

The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio.

The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios.

Resolution of Possible Conflicts

Since variable insurance products from other companies as well as Transamerica can invest in all of the portfolios, there is a possibility that a material conflict may arise between the interests of the variable account and other companies. If conflict occurs, the affected insurance companies will take the needed steps to resolve the matter. This may include stopping their separate account from investing in the portfolios.

Sources of Additional Information

You will find additional information in the current prospectuses for the portfolios, which accompany this prospectus, including:

 .  the investment objectives;

 .  the investment policies;

 .  the investment advisory services;

 .  the administrative services;

 .  charges; and

 .  operating expenses.

You should read the portfolios' prospectuses carefully before you make any decision concerning the allocation of premiums to, or transfers among, the sub-accounts.

Addition, Deletion or Substitution

Transamerica does not control the portfolios. We therefore cannot guarantee that any of the sub-accounts of the variable account or any of the portfolios will always be available to investors for allocation of premiums or transfers. We retain the right to make changes in the variable account and in its investments.

We reserve the right to:

 .  eliminate the shares of any portfolio held by a sub-account; or

 . substitute shares of another portfolio or of another investment company for the shares of any portfolio.

If the shares of a portfolio are no longer available for investment or if, in our judgement, a portfolio is not fulfilling its intended purpose within the variable account, we reserve the right to remove it. To the extent required by the 1940 Act, we will inform contract owners in advance of any substitutions. We will also seek the Commission's advance approval before making substitutions. Nothing contained herein should be construed in any way as preventing or limiting the variable account from purchasing other securities for other series or classes of variable annuity certificates, or from effecting an exchange between series or classes of variable certificates on the basis of requests made by owners.

At our discretion, based on marketing, tax, investment or other conditions, we can elect to establish new sub-accounts. We will make these new sub-accounts available to our existing certificate owners on a basis which we will determine at that time. Each additional sub-account will purchase shares in a portfolio or in another mutual fund or investment vehicle. We may also eliminate one or more sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated sub-account.

In the event of any substitution or change, we may change the certificates in a way that appropriately reflects substitutions or changes. Furthermore, if we believe it to be in the best interests of persons having voting rights under the certificates, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be deregistered under this act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE FIXED ACCOUNT

This prospectus is generally intended to serve owners as a disclosure document only for the certificate and the variable account. For complete details regarding the fixed account, see the certificate itself.

Premiums allocated to and amounts transferred to the fixed account become part of the general account of Transamerica, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the 1933 Act). Nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The fixed account is part of the general account of Transamerica. The general account consists of all of Transamerica's general assets, other than those in the variable account, or assets in any other segregated asset account. We have the right to determine how it will invest the assets of its general account while adhering to applicable laws. The allocation or transfer of funds to the fixed account does not entitle the owner to share in the overall investment returns of our general account.

The Interest Rate of the Fixed Account

We guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the certificates. We may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits.

Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

 .  general economic trends;

 .  rates of return currently available;

 .  anticipated returns on our investments;

 .  regulatory and tax requirements; and

 .  competitive factors.

Interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined in our sole discretion. You, as the owner, assume the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

Interest rates credited to the fixed account will be guaranteed for at least twelve months and will vary by the timing and class of the allocation, transfer or renewal. After the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. The new annual rate of interest will remain in effect for at least twelve months. New premiums paid to the certificate allocated to the fixed account may receive different rates of interest. These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

Transfers from the Fixed Account

Transfers from the fixed account into a sub-account of the variable account are limited to four per certificate year. The maximum amount you may transfer from the fixed account will be the maximum transfer amount in effect on the date of such transfer during a certificate year. The maximum transfer amount is a percentage of the value of the fixed account as of the date of the last certificate anniversary. The percentage rate, which we will declare from time to time, will be a minimum of 25% and, currently, is 25%.

Transfers into the Fixed Account

You must wait 90 days before you are allowed to make a second or additional transfer from a sub-account of the variable account into the fixed account.

THE CERTIFICATE

The certificate is a flexible premium multi-funded individual deferred annuity certificate. The rights and benefits under the certificate are described below and in the certificate. We reserve the right to modify the certificate so that it conforms to any federal or state stature, or rule or regulation. Such modifications will give certificate owners the benefits of these changes. We are responsible for the obligations stated in the certificate.

The certificates may be used for contributory and rollover IRAs and for contributory and rollover Roth IRAs that qualify for special federal income tax treatment. With our prior approval, the certificates may be used as Section 403(b) annuities and for use in Section 401(a) qualified pension and profit sharing plans established by corporate employers. Generally, qualified certificates contain restrictive provisions limiting the timing and amount of payments and distributions from the qualified certificate.

CERTIFICATE APPLICATION AND PREMIUMS

Premiums

Please send all of your premium payments to our service center.

The initial premium for each certificate must generally be at least $5,000. We, may, at our discretion, accept lower initial premiums for certain qualified certificates.

We will ordinarily issue the certificate and credit the initial net premium within two days of receipt of a properly completed application and the premium. At this time, the certificate is accepted and funded with your premium. A net premium is defined as a premium minus any applicable premium taxes. Acceptance of the application is subject to it being received in good order. We reserve the right to reject any application. Certificates normally will not be issued with annuitants more than 87 years old, although we in our discretion may waive this restriction in certain cases.

If the initial premium allocated to the variable sub-account(s) cannot be credited within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial premium within five business days, unless you consent to our retaining the initial premium. Then, we will credit it to the variable sub-accounts of your choice as soon as the requirements are fulfilled.

Right to Cancel Option

You have the right to examine the certificate for a limited period known as a free look period. You may cancel the certificate by delivering or mailing a written notice or by sending a telegram to:

 .  the agent through whom the certificate was purchased; or

 .  our service center.

This must be done before midnight of the tenth day after receipt of the certificate. If you give notice by mail and return the certificate by mail, properly addressed with postage paid, the request for cancellation will be deemed to have been made on the date postmarked. We will refund your premiums allocated to the fixed account plus the variable account accumulated value, determined by the date postmarked. The return of these amounts will occur within seven days after we receive your returned certificate and request to cancel.

Additional Premiums

You may make additional premiums into the certificate at any time before the annuity date, as long as the annuitant or contingent annuitant (if any) is living. Additional premiums must be at least $500, or at least $100 if paid through an automatic payment plan. If you use an automatic payment plan, we will automatically deduct the additional premiums from a bank account. In addition, minimum allocation amounts apply. Additional net premiums are credited to the certificate as of the date the payment is received. Currently, additional premiums may not be made to Section 401(a) and Section 403(b) annuity certificates.

Total premiums for any certificate may not exceed $1,000,000 without our prior approval. In no event may the sum of all premiums for a certificate during any taxable year exceed the limits imposed by any applicable federal or state laws, rules, or regulations.

Choosing One or More Investment Options

You specify how premiums will be allocated under the certificate. You may select one or more sub-accounts, and you may allocate your premium dollars in the percentages of your choice. Any premium allocation you choose is allowed, as long as it is 10% or more, and you use whole numbers. 25% is allowed, for example, whereas an allocation of 25.50% is not allowed. In addition, the initial premium allocated to any sub-account must be at least $500. You have the choice of which sub-accounts to invest, or not invest in. For all non-IRA certificates, the net premium derived from the initial premium will be allocated directly to the sub-account or sub-accounts you choose. These net premiums will be allocated as you have chosen, in the percentages you selected when we receive the premium.

You may change your allocation percentages at any time. To do this, simply submit a request for such a change to our service center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to this limitation above. Please call our service center in advance to determine how your request for allocation changes should be made. Your requested changes will take effect:

 .  with the first we receive after you have submitted your request; or

 .  with any request deemed acceptable by us that is accompanied by a premium.

Your requested changes will remain in effect until you change them again or surrender your certificate.

CERTIFICATE VALUE

Before the annuity date, the certificate value is the sum of:

 .  the fixed account accumulated value; plus

 .  the variable account accumulated value.

The variable account accumulated value is expected to change from valuation period to valuation period. The changes reflect the investment performance of the selected portfolios, and also reflect the deductions for charges.

The variable account accumulated value is determined with the use of valuation periods. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange, generally 4:00 p.m. ET, on each valuation day. It ends at the close of the New

York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business. The value of the variable account assets is determined at the end of each valuation day. To determine the value of an asset on a day that is not a valuation day, the value of that asset as of the end of the next valuation day will be used.

How Your Variable Accumulation Units Are Created

When you pay premiums into your certificate, those premiums are used to purchase variable accumulation units in the sub-accounts in which you have chosen to invest. At the end of each valuation period during which we received premiums from you, yours will be credited with additional variable accumulation units. The number of units you receive is determined by dividing:

 .  the portion of each net premium allocated to the sub-accounts; by

 .  the variable accumulation unit value, at the end of the valuation period.

When you pay your first premium, which is defined as the initial net premium, variable accumulation units for that payment are credited to the certificate value.

The variable accumulation units credited to your certificate as the result of your initial net premium are credited to your certificate's value within two valuation days of the later of:

1. the date on which our service center receives an acceptable and properly completed application; or

2. the date on which our service center receives the initial premium.

The variable accumulation units credited to your certificate as the result of subsequent premiums will be credited to your certificate's value at the end of the valuation period during which we received your payment.

How Variable Accumulation Unit Values Are Calculated

The value of a variable accumulation unit for each sub-account for a valuation period is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information. There is an example in Appendix A to this prospectus.

Transferring Among Sub-Accounts

When you transfer premium dollars among the sub-accounts, those transfers will result in the purchase and/or cancellation of variable accumulation units. The value of these units will equal the total dollar amount you are transferring to or from a sub-account. These transactions are valued at the end of the valuation day on which you performed your transaction.

TRANSFERS

Before the Annuity Date

Before the annuity date, you may transfer all or part of the certificate value among the sub-accounts by giving a written request to our service center subject to the following conditions:

1. the minimum amount that may be transferred is $500; and

2. the minimum transfer to an inactive sub-account is $500.

Transfers are restricted into or out of the fixed account. Transfers are also subject to terms and conditions that may be imposed by the portfolios.

Your transfer request must specify the amounts you wish to transfer from each sub-account or the fixed account and the amounts you wish to transfer into each sub-account or the fixed account.

We impose a transfer fee equal to the lesser of $10 or 2% of the amount of transfer for each transfer over 18 in a certificate year. We also reserve the right to:

 .  waive the transfer fee;

 .  vary the number of transfers without charge, but not fewer than 12; or

 .  not count transfers under certain options or services.

If a transfer request would reduce the value in a sub-account or the fixed account to less than $500, then we reserve the right to transfer the remaining amount along with the amount you requested to be transferred. This will be done according to your transfer instructions.

Under current law, there will not be any tax liability to you as the owner if you make a transfer.

Possible Restrictions

We reserve the right without prior notice, to modify, restrict, suspend or eliminate the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant sub-account values from one sub-account to another may prevent the portfolio impacted by these transfers from taking advantage of investment opportunities. This occurs because the portfolio must maintain a significant cash position in order to handle redemptions.

The certificate you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

Such large and sudden movement of assets in any one portfolio may also cause a substantial increase in portfolio transaction costs. These costs must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by you, the owner, and not by a third party holding a power of attorney. We also require that each transfer request be made by a separate communication to us. We also reserve the right to request that each transfer request be submitted in writing and be manually signed by the owner or owners; facsimile transfer requests may not be allowed.

Dollar Cost Averaging

You may elect to participate in dollar cost averaging. Dollar cost averaging allows you to invest monthly the dollar amount you designate, from $250 upwards, into the portfolio of your choice. The main benefit of this systematic investment technique is that it enables you to average out the cost of your unit prices over time, as you invest regularly to meet your personal investment objectives.

Before the annuity date, you may request that a designated amount of money be automatically transferred from one, and only one, of the sub-accounts which invests in:

 .  the Money Market;

 .  the Quality Bond Portfolio;

 .  the Limited High Term Income Portfolio; or

 .  the Fixed Account.

This money may be transferred to any of the sub-accounts on a monthly basis by submitting a request to our service center. The request must be in a form and manner acceptable to us. You may not dollar cost average into the fixed account. Your transfers will begin the month after we receive your request (however, you must wait at least one week after we receive it). Dollar cost averaging transfers will not begin until the later of:

1.  30 days after the certificate date; or

2. the estimated end of the free look period, allowing 5 days for delivery of the certificate by mail.

Transfers will continue for the duration you selected unless terminated:

1.  by you;

2. automatically by us because there are insufficient funds in the applicable sub-account or fixed account; or

3.  for other reasons as set forth in the certificate.

You may request that monthly transfers be continued for an additional period of time. You can accomplish this by giving notice to our service center in a form and manner acceptable to us within 30 days before the last monthly transfer. If no request to continue the monthly transfers is made by you, as the owner, this option will terminate automatically with the last transfer.

Special Dollar Cost Averaging Option

When you make a purchase payment to the contract, you may elect to allocate the entire purchase payment to either the six or twelve month special Dollar Cost Averaging accounts of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract.

Amounts from the sub-accounts and/or fixed account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be re-elected. The special Dollar Cost Averaging Option cannot be in effect at the same time the regular Dollar Cost Averaging is in effect.

Automatic Asset Rebalancing

When you allocate purchase payments to certain portfolios in certain percentages, you define how you want your investments balanced. Changing market conditions affect each portfolio's performance, and can throw your allocations out of balance. You may instruct us to automatically rebalance the amounts by reallocating them among the variable sub-accounts, at the time and in the percentages that you specify. You must specify automatic asset rebalancing in your instructions to us. As the owner, you may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may also elect to have amounts allocated among the sub-accounts using whole percentages, with a minimum of 10% allocated to each sub-account.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our service center in a form and manner acceptable to us. Automatic asset rebalancing will not count towards the limit of 18 free transfers in a contract year. There is currently no charge for the automatic asset rebalancing. However, we reserve the right to charge a nominal amount for this feature. We also reserve the right to discontinue offering automatic asset rebalancing any time for any reason.

Eligibility Requirements

In order to be eligible for dollar cost averaging, you must meet the following conditions:

1. the value of the selected sub-account (from which your transfers are made) must be at least $5,000;

2. the minimum amount that you may transfer out of the selected sub-account or fixed account is $250 per month; and

3. the minimum amount transferred into any other sub-account is the greater of $250 or 10% of the amount being transferred.

Please note that dollar cost averaging transfers can not be made from a sub-account from which you are receiving systematic withdrawals or automatic payouts.

You will not be charged for the dollar cost averaging service and transfers that result from dollar cost averaging practices. Nor will these transfers count toward the 18 transfers without charge per certificate year.

Transfers After the Annuity Date

If you elect a variable annuity payout option, you may transfer variable account amounts after the annuity date by submitting a request in a form acceptable to us at our service center. Transfers will generally be processed as of the date of the request for the transfer.

Your request will be subject to the following provisions:

1. transfers after the annuity date may be made no more than four times during any annuity year; and

2. the minimum amount transferred from one sub-account to another is the amount supporting a current $50 monthly payment.

Your transfers among sub-accounts during the annuity period will be processed based on the formula outlined in the Statement of Additional Information.

CASH WITHDRAWALS

Withdrawals

You may generally withdraw all or part of your contract's cash surrender value at any time during the life of the annuitant and before the annuity date. You can do this by giving a written request to our service center. Your request will be subject to the rules below. Federal or state laws, rules or regulations may also apply. If you surrender your certificate on or before the annuity date we will pay you the cash surrender value. The cash surrender value is equal to:

 .  the certificate value; minus

 .  any certificate fee; minus

 .  any applicable contingent deferred sales load, and minus

 .  any applicable premium taxes.

A surrender of your certificate will result in a cash withdrawal payment equal to the certificate's cash surrender value at the end of the valuation period during which we receive your request along with all of your completed forms.

No withdrawals may be made after the annuity date. Only one partial withdrawal will be permitted annually while the systematic withdrawal option is in effect. Partial withdrawals must be at least $500.

In the case of a partial withdrawal, you may instruct our service center as to the amounts to be withdrawn from each sub-account or fixed account. If you do not specify from where the withdrawal is to be made, the withdrawal will be taken pro rata from all sub-accounts and the fixed account with current values. If the requested withdrawal reduces the value of the sub-account to less than $500, we reserve the right to transfer the remaining value of that sub-account pro rata among the other subaccounts. You will be notified in writing of any such transfer.

A partial withdrawal will not be processed if it would reduce the certificate value to less than $2,000. In that case, you will be notified that you will have 10 days from the date notice is mailed to submit subsequent instructions to:

a. withdraw a lesser amount, subject to the $500 minimum, leaving a certificate value of at least $2,000; or

b.  surrender the certificate for its cash surrender value.

Amounts payable will be determined as of the end of the valuation period during which the subsequent instructions are received. If, after the expiration of the 10-day period, no written election is received from you, your withdrawal request will be considered null and void, and no withdrawal will be processed.

Fees Relating to Withdrawals or Surrenders

The certificate fee, unless waived, and premium taxes, if applicable, will be deducted from a full surrender before the application of any contingent deferred sales load. Your withdrawals may be taxable transactions. Moreover, the Code also requires us to withhold federal income tax from certain withdrawals.

Withholding applies to the portion of the withdrawal which is includable in income and subject to federal income tax. However, as an owner, you generally will be entitled to elect, in writing, not to have tax withholding apply. This is true except for distributions from certain qualified certificates that may be subject to mandatory 20% withholding. The federal income tax withholding rate for partial withdrawals and full surrenders is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of distributions for certain early withdrawals. In addition, under New York law you may request us to withhold New York income tax from withdrawals.

Withdrawals, including surrender requests, generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal or lump sum death benefit due from the variable account will occur within seven days from the date we receive your request, except that we may postpone such payment if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or

3.  the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when all appropriate forms are received. Payments of any amounts derived from premiums paid by check may be delayed until the check has cleared your bank. The payment of a withdrawal from the fixed account may be delayed for up to six months. If payment from the fixed account is delayed for more than 10 days, interest will be paid on the withdrawal amount up to the date of payment.

You, as the owner, assume the investment risk for amounts allocated to the variable account. Certain withdrawals are subject to a contingent deferred sales load. The total amount paid upon surrender of the certificate, taking into account any prior withdrawals, may be more or less than the total premiums paid.

Additional Withdrawal and Surrender Provisions

After a withdrawal of the total cash surrender value, or at any time that the certificate value is zero, all of your rights as the owner will terminate.

Qualified certificates offered by the prospectus, except for IRAs and Roth IRAs, are only offered with our prior approval. They will be issued in connection with retirement plans which meet the requirements of the Code. You should refer to the terms of the particular retirement plan for any additional limitations or restrictions on your cash withdrawals, as these limitations or restrictions may supercede those of the certificate issued by us.

You may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the sub-accounts before the annuity date.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more sub-account(s) on a monthly basis. Other distribution frequencies (such as quarterly or semi-annually) may be allowed. The withdrawals will begin no sooner than the month following receipt of your written notice. Please note, however, payments will not begin sooner than the later of:

a.  30 days after the certificate date; or

b. the end of the free look period, allowing 5 days for delivery of the certificate by mail.

Upon written notice to you, we may change the day of the month on which withdrawals are made under this option. Withdrawals will be from the sub-account(s) and in the percentage allocations specified by you. If no specifications are made, withdrawals will be pro rata from all sub-accounts and the fixed account.

Eligibility and Rules of the Systematic Withdrawal Option

To be eligible for the systematic withdrawal option:

 . the certificate value must be at least $6,000 at the time you elect to use this option;

 .  the minimum monthly amount that can be withdrawn is $50; and

 . the maximum monthly amount that can be withdrawn on an annual basis is equal to the sum, as of the date of the first withdrawal, of:

  a.  10% of premiums that are less than seven certificate years old, and

  b. 10% of remaining premiums that are at least seven certificate years old.

Systematic withdrawals are not subject to the contingent deferred sales load but may be reduced by any applicable premium tax. Systematic withdrawals may be taxable, subject to withholding, and subject to the 10% penalty tax.

Systematic withdrawals will continue unless you terminate them or they are automatically terminated by us as described in the certificate. If this option is terminated it may not be used again until the next certificate anniversary. You may make only one partial withdrawal while the systematic withdrawal option is in effect. If you make a second partial withdrawal while this option is in effect, it will automatically terminate the systematic withdrawal option. Upon any second partial withdrawal, any amount requested as a partial withdrawal, including the first in a certificate year, will be subject to a contingent deferred sales load to the extent it exceeds accumulated earnings.

We reserve the right to impose an annual fee of up to $25 per certificate year for administrative expenses associated with processing the systematic withdrawals. This fee, which is currently waived, will be deducted from each systematic withdrawal in equal installments during a certificate year. Consult your tax adviser and, if applicable, the particular retirement plan, before requesting withdrawals from a qualified certificate. There may be severe restrictions on withdrawals from qualified certificates.

Automatic Payout Option, or APO

Before the annuity date you may elect the automatic payout option, referred to as the APO, to satisfy minimum distribution requirements under the Internal Revenue Code for certain qualified certificates.

DEATH BENEFIT

If an owner or annuitant dies before the annuity date, a death benefit is payable. The death benefit will be equal to the greater of:

(1) the account value on the date we receive the required information (see below); or

(2) the Guaranteed Minimum Death Benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of death proceeds.

Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit (GMDB) for certificates purchased by any owner or with an annuitant age 85 or younger, is equal to the greater of the largest account value on the certificate date or on any certificate anniversary prior to the earlier of the date of death or any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent adjusted partial withdrawals and any premium taxes applicable to those withdrawals up to the date of death).

For certificates purchased by any owner or with an annuitant age 86 or older, the Guaranteed Minimum Death Benefit available will be the sum of all purchase payments, less adjusted partial withdrawals and any premium taxes applicable to these withdrawals.

The death benefit will be determined as of the valuation period during which the later of:

a. proof of death of the owner or annuitant is received by our service center; or

b. written notice of the method of settlement elected by the beneficiary is received at our service center.

If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No contingent deferred sales load will apply. Until the death benefit is paid, the certificate value will remain in the sub-accounts as previously specified by the owner or as reallocated according to instructions received by us from all beneficiaries. Therefore, the certificate value will fluctuate with the investment performance of the applicable sub-accounts. As a result, the amount of the death benefit will depend on the certificate value at the time the death benefit is paid.

Upon death of the owner, if the owner's beneficiary or a joint owner, if applicable, is the surviving spouse, the surviving spouse may elect to continue the certificate rather than receiving the death benefit. If the certificate is continued, an amount equal to the excess, if any, of any guaranteed minimum death benefit over the account value will then be added to the account value.

This amount will be added only once, at the time of such election.

The death benefit will be determined as of the valuation period during which the later of:

a.  proof of death of the owner or annuitant is received by our service center;
    or

b. written notice of the method of settlement elected by the beneficiary is received at our service center.

If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No contingent deferred sales load will apply. Until the death benefit is paid, the certificate value will remain in the sub-accounts as previously specified by the owner or as reallocated according to instructions received by us from all beneficiaries. Therefore, the certificate value will fluctuate with the investment performance of the applicable sub-accounts. As a result, the amount of the death benefit will depend on the certificate value at the time the death benefit is paid.

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit may be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

Payment of Death Benefit

The death benefit is generally payable upon receipt of proof of death of the annuitant or owner. Once our service center receives this proof and the beneficiary's choice of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment. The death benefit may be paid in a lump sum cash benefit. Subject to any limitations under any state or federal law, rule, or regulation, it may be paid under one of the annuity forms, unless a settlement agreement effective under the certificate prevents this choice. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws.

Designation of Beneficiaries

You, as the owner, may select one or more beneficiaries and name them in the application. If you select more than one beneficiary, unless you indicate otherwise they will each share equally in any death benefits payable. Different beneficiaries may be named with respect to an annuitant's death and an owner's death. Respectively, these individuals are referred to as the annuitant's beneficiary and the owner's beneficiary. Before the annuitant's death, you may change the beneficiary by notice to our service center in a form and manner acceptable to us. The owner may also make the designation of beneficiary irrevocable by sending notice to and obtaining approval from our service center. Irrevocable beneficiaries may only be changed with the written consent of the designated irrevocable beneficiaries, except to the extent required by law.

The interest of any beneficiary who dies before the owner or annuitant will terminate at the death of said beneficiary. The interest of any beneficiary who dies at the time of, or within 30 days after, the death of the owner or annuitant will also terminate if no benefits have been paid, unless the certificate has been endorsed to provide otherwise. The benefits will then be paid as though the beneficiary had died before the owner or annuitant. If the interests of all designated beneficiaries have terminated, any benefits payable will be paid to the owner's estate.

We may rely on an affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Annuitant Before the Annuity Date

If the annuitant dies before the annuity date and the annuitant is not an owner and there is no contingent annuitant, a death benefit under the certificate relating to that annuitant will be paid to the annuitant's beneficiary. If there is a contingent annuitant, then upon the death of the annuitant the contingent annuitant will become the annuitant and no death benefit will be paid at that time.

Death of Owner Before the Annuity Date

If an owner dies before the annuity date, a death benefit will be paid to that owner's beneficiary. If the contract has joint owners, the surviving joint owner will be deemed the owner's beneficiary. If the owner's beneficiary is the deceased owner's spouse, then the spouse may elect to continue the contract as his or her own or receive payment of the death benefit. If the spouse elects to continue the contract, an amount equal to the excess, if any, of the Death

Benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election. Furthermore, all future contingent deferred sales loads will be waived. The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws.

Death of Annuitant or Owner After the Annuity Date

If the annuitant or an owner dies after the annuity payments start, the remaining undistributed portion, if any, of the certificate will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some annuity forms, there will be no death benefit. If the owner is not the annuitant, upon an owner's death, any remaining ownership rights will pass to the owner's beneficiary.

CHARGES AND DEDUCTIONS

No deductions are made from premiums except for any applicable premium taxes. Therefore, the full amount, less any premium taxes, of the premiums are invested in one or more of the sub-accounts of the variable account or the fixed account.

As more fully described below, charges under the certificate are assessed in three ways:

1. as deductions for the certificate or annuity fees, any transfer fees, systematic withdrawal option or asset rebalancing fees, (if any), and, if applicable, for premium taxes;

2. as charges against the assets of the variable account for the assumption of mortality and expense risks and administrative expenses; and

3.  as contingent deferred sales loads

In addition, certain deductions are made from the assets of the funds for investment management fees and expenses. These fees and expenses are described in the funds' prospectuses and their statements of additional information.

Contingent Deferred Sales Load/Surrender Charge

No deduction for sales charges is made from your premiums. However, a contingent deferred sales load, or surrender charge, of up to 6% of premiums paid may be imposed on certain withdrawals or surrenders, and possibly on certain annuitizations, to partially cover certain expenses incurred by us relating to the sale of the certificates, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

We may also deduct the contingent deferred sales load if you annuitize your certificate.

The contingent deferred sales load/surrender charge percentage varies according to the number of certificate years between the certificate year in which a net premium was credited to the certificate and the certificate year in which the withdrawal is made. This charge is determined by multiplying the amount withdrawn that is subject to the contingent deferred sales load by the contingent deferred sales load percentage according to the following table.

                                 Contingent
                               Deferred Sales
Number of Certificate Years      Load As a
Since                          Percentage of
Receipt of Each Premium           Premium
---------------------------    --------------
Less than one year                   6%
1 year but less than 2 years         6%
2 years but less than 3 years        5%
3 years but less than 4 years        5%
4 years but less than 5 years        4%
5 years but less than 6 years        4%
6 years but less than 7 years        2%
7 or more years                      0%

In no event will the total contingent deferred sales load/surrender charge assessed against the certificate exceed 6% of the aggregate premiums paid to a certificate.

Certain amounts may be withdrawn free of any contingent deferred sales load. You may make withdrawals up to this "allowed amount" without incurring a contingent deferred sales load/surrender charge each certificate year before the annuity date. During the first certificate year, the allowed amount is equal to accumulated earnings not previously withdrawn.

For the first withdrawal, and only the first withdrawal in a certificate year after the first certificate year, the available allowed amount you may withdraw is equal to the sum of:

1. 100% of premiums not previously withdrawn and received at least seven certificate years before the date of withdrawal; plus

2.  the greater of:

  a. accumulated earnings not previously withdrawn; or

  b. 10% of premiums received at least one but less than seven complete certificate years before the date of withdrawal not reduced to take into account any prior withdrawals deemed to be made from such premiums.

After the first withdrawal in a certificate year after the first certificate year, the available allowed amount is equal to the sum of:

1. 100% of premiums not previously withdrawn and received at least seven certificate years before the date of withdrawal; plus

2.  accumulated earnings not previously withdrawn.

Withdrawals will always be made first from your accumulated earnings, and then from your premiums on a first-in first-out basis. This is done so that accumulated earnings may be depleted with the first withdrawal and the 10% of premiums discussed above is not used in the calculation of the allowed amount. If an allowed amount is not withdrawn during a certificate year, it does not carry over to the next certificate year. However, accumulated earnings, if any, in your certificate value are always available as the allowed amount. No withdrawals are allowed from premiums made by a check which has not cleared.

Some certificate owners may hold certificates issued before 1995 which, when originally issued, provided for an allowed amount which was equal to the sum of:

1. all premiums, not previously withdrawn and held more than seven certificate years; plus

2. 10% of premiums held between one and seven certificate years not reduced by any withdrawals made by the owner from such premiums.

Under these certificates, withdrawals were made first from premiums on a first-in first-out basis, then from earnings. The allowed amount that applies to these owners will be determined by whichever formula provides them with the larger amount available, for full surrenders only, without a contingent deferred sales load.

In addition, no contingent deferred sales load is charged:

1. upon annuitization to an option involving life contingencies on or after the third certificate anniversary;

2. on distributions resulting from the death of the owner or annuitant before the annuity date;

3. upon withdrawals of certificate value among the sub-accounts under the systematic withdrawal option; or

4. in some circumstances, under the automatic payout option.

Any applicable contingent deferred sales load will be deducted from the amount you requested for both partial withdrawals and full surrenders.

Administrative Charges

At the end of each certificate year before the annuity date, we deduct an annual certificate fee as partial compensation for expenses relating to the issue and maintenance of the certificate and the variable account. The annual certificate fee is equal to the lesser of $30 or 2% of the certificate value. No certificate fee will be deducted for a certificate year if your certificate value exceeds $50,000 on the last business day of the certificate year or as of the date the certificate is surrendered.

The certificate fee may be changed upon 30 days advance written notice to you, the owner, subject to the prior approval of the New York State Insurance Department. In no event may this fee exceed the lesser of $60 or 2% of the certificate value. Such increases in the certificate fee will apply only to future deductions after the effective date of the change.

If you surrender your certificate, we will deduct the certificate fee in full at the time of the surrender. The certificate fee will be deducted on a pro rata basis from each sub-account in which the certificate is invested at the time of such deduction or from the fixed account if there are insufficient funds in the sub-accounts.

After the annuity date, an annual annuity fee of $30 will be deducted in equal amounts from each variable annuity payment made during the year. For example, if monthly payments are made, the amount paid per month will be $2.50. This fee will not be changed. No annuity fee will be deducted from fixed annuity payments.

We also deduct an administrative expense charge from the variable account at the end of each valuation period both before and after the annuity date at an effective current annual rate of 0.15% of assets held in each sub-account. This deduction is for administrative expenses attributable to the certificates and the variable account which exceed the revenues received from the certificate fee, any transfer fee, and any fee imposed for systematic withdrawals.

We have the ability to increase or decrease this charge, but the charge is guaranteed not to exceed 0.25%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular certificate. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each sub-account.

Mortality and Expense Risk Charge

We impose a charge called the mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the certificates. For assuming these risks, we make a daily charge equal to 0.003403% corresponding to an effective annual rate of 1.25% of the value of the net assets in the variable account. This charge is imposed both and after the annuity date. We guarantee that this charge of 1.25% will never increase.

The mortality and expense risk charge is reflected in the variable accumulation or variable annuity unit values for each sub-account.

Variable accumulated values and variable annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments and to pay death benefits before the annuity date. These payments are determined according to the annuity tables and other provisions contained in the certificate. Thus, you are assured that neither the annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the certificate.

We also bear substantial risk in connection with the death benefit before the annuity date, since we may pay a death benefit that is greater than the certificate value. In this way, we bear the risk of unfavorable experience in the sub-accounts.

The expense risk assumed by us is the risk that our actual expenses in administering the certificate and the variable account will exceed the amount recovered through the administrative expense charge, certificate fees, transfer fees and any fees imposed for systematic withdrawals.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the certificates. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of certificate distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Premium Taxes

Currently, New York has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if you, as the owner are presently or become a resident of a state where such taxes apply, we will deduct applicable premium taxes, including any retaliatory taxes, paid with respect to a particular certificate from the premiums, from amounts withdrawn, or from amounts applied on the annuity date. These taxes may range up to 3.5%.

In certain limited circumstances, a broker-dealer or other entity distributing the certificates may elect to pay us an amount equal to the premium taxes that would otherwise be attributable to that entity's customers. In such cases, we will not impose a premium tax charge on those certificates.

Transfer Fee

A fee equal to the lesser of $10 or 2% of the amount of the transfer is charged for each transfer in excess of 18 in a certificate year. Currently, no fee is charged for automatic asset rebalancing. However, we reserve the right to impose a nominal fee.

Systematic Withdrawal Option

We reserve the right to impose an annual fee, not to exceed $25 for administrative expenses associated with processing systematic withdrawals. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal you take during a certificate year.

Automatic Asset Rebalancing Option

We currently do not charge for automatic asset rebalancing, but we reserve the right to impose a nominal fee for this feature in the future.

Taxes

Under present laws, we will incur state or local taxes, in addition to the premium taxes described above, in several states. No charges are currently made for taxes other than state premium taxes. However, we reserve the right to deduct charges in the future for federal, state and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the certificates.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio.

DISTRIBUTION OF THE CERTIFICATE

Transamerica Securities Sales Corporation, also referred to as TSSC, is the principal underwriter of the certificates under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other certificates issued through the variable account and certain other separate accounts of Transamerica and any affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc., (the NASD). Its principal offices are located at 1150 South Olive, Los Angeles, California 90015. Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker/dealers to solicit applications for the certificates through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the certificates may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for certificates will be sold by broker/dealers which will generally receive compensation of up to 6.25% of any initial and additional premiums paid, although higher amounts may be paid in certain circumstances. Additional amounts, including asset based trail commissions, may be paid in certain circumstances.

Transamerica Financial Resources, Inc., referred to as TFR, also is an underwriter and distributor of the certificates. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the SEC and the NASD as a broker/dealer.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

ANNUITY PAYMENTS

Annuity Date

The annuity date is the date that the annuity purchase amount is applied to provide the annuity payments under the certificate. The annuity date will be used together with the annuity form and payment option you selected. The annuity date will remain effective unless the entire certificate value has been withdrawn or the death benefit has been paid to the beneficiary before that date.

Initially, as the owner, you select the annuity date when you buy the contract. After that, you may change the annuity date from time to time by giving notice to our service center, provided that our service center receives notice of each change at least 30 days before the then-current annuity date. The annuity date must not be earlier than the third certificate anniversary.

The latest annuity date that you may elect is the first day of the calendar month immediately preceding the month of the annuitant's 85th birthday. The annuity date must be the first day of a calendar month. The first annuity payment will be on the first day of the month immediately following the annuity date.

Annuity Payment

The annuity purchase amount is the certificate value, minus any applicable contingent deferred sales load and minus any applicable premium taxes. Any contingent deferred sales load will be waived if the annuity form selected involves life contingencies and begins on or after the third certificate anniversary.

If the amount of the monthly annuity payment from the payment options which you select results in a monthly annuity payment of less than $20, or if the annuity purchase amount is less than $2,000, we reserve the right to use a less frequent mode of payment or pay the certificate value in a cash payment. Monthly annuity payments from the variable annuity payment option will further be subject to a minimum monthly annuity amount of $50 from each sub-account of the variable account from which such payments are made.

You may choose from the annuity forms below and we may consent to other plans of payment before the annuity date. For annuity forms involving life contingencies, the actual age and/or sex of the annuitant, or a joint or contingent annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified certificates. We reserve the right to ask for satisfactory proof of the annuitant's, or the joint or contingent annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment will be greater for older annuitants than for younger annuitants.

You may choose from the fixed annuity payment option, the variable annuity payment option or a combination of both. The annuity date and annuity forms available for qualified certificates may also be controlled by endorsements, the plan or applicable law.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply.

Election of Annuity Forms and Payment Options

Before the annuity date and while the annuitant is living, you may, by written request, change the annuity form or annuity payment option or request payment of the cash surrender value of the certificate. The request for change of the annuity date or annuity payment option must be received by our service center at least 30 days before the annuity date.

If you do not select an annuity form and payment option within at least 30 days before the annuity date, we will make fixed and/or variable annuity payments under the 120 month period certain and life annuity form and the applicable provisions of the certificate.

Annuity Payment Options

The annuity forms may be paid under fixed or variable annuity payment options.

Under the fixed annuity payment option, the amount of each payment will be determined on the annuity date and will not subsequently be affected by the investment performance of the sub-accounts.

Under the variable annuity payment option, the annuity payments, after the first, will reflect the investment experience of the sub-account or sub-accounts you choose.

You may elect a fixed annuity, a variable annuity, or a combination of both, in 25% increments of the annuity purchase amount. If you elect a combination, you must specify what part of the annuity purchase amount is to be applied to the fixed and variable payment options.

The initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the certificate's value in the sub-accounts on the annuity date.

Fixed Annuity Payment Option

A fixed annuity provides for annuity payments that will remain constant according to the terms of the annuity form elected. If a fixed annuity is selected, the portion of the annuity purchase amount used to provide the fixed annuity will be transferred to our general account assets. The amount of annuity payments will be established by the fixed annuity provisions selected and the age and sex, if sex-distinct rates are allowed by law, of the annuitant and will not reflect investment performance after the annuity date.

The fixed annuity payment amounts are determined by applying the annuity purchase rate specified in the certificate to the portion of the annuity purchase amount applied to the fixed annuity option by you. Payments may change after the death of the annuitant under some annuity options; the amounts of these changes are fixed on the annuity date.

Variable Annuity Payment Option

A variable annuity provides for payments that vary in dollar amount, based on the investment performance of the selected sub-accounts of the variable account. The variable annuity purchase rate tables in the certificate reflect an assumed, but not guaranteed, annual interest rate of 4%, so if the actual net investment performance of the sub-accounts is less than this rate, then the dollar amount of the actual annuity payments will decrease. If the actual net investment performance of the sub-accounts is higher than this rate, then the dollar amount of the actual annuity payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual annuity payments will remain constant.

Variable annuity payments will be based on the performance of the sub-accounts which you select, and on the allocations you make among the sub-accounts. For further details as to the determination of variable annuity payments, see the Statement of Additional Information. There is also an example in Appendix A to this prospectus.

Annuity Forms

You may choose any of the annuity forms described below. Subject to our approval, you may also select any other annuity form we may offer in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies before the third payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, if living, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both the annuitant and the contingent annuitant die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that only one payment or very few payments will be made under this form, if the annuitant and contingent annuitant die shortly after payments begin.

  The written request for this form must:

  a. name the contingent annuitant; and

  b. state the percentage of payments for the contingent annuitant.

  Once annuity payments start under this annuity form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will need proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

  a. the annuitant's life; or,

  b. the period certain.

  The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the annuitant. If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the annuitant's beneficiary.

  If the annuitant dies during the period certain, the rest of the period certain payments will be made to the annuitant's beneficiary. You may elect to have the present value of any remaining period certain payments paid to you in a single sum.

  If you do not elect to have the commuted value paid in a single sum after the annuitant's death, you may designate a payee to receive any remaining payments payable if the annuitant's beneficiary dies before all of the payments under the period certain have been made.

  If the annuitant's beneficiary dies before receiving all of the remaining period certain payments and a designated payee does not survive the annuitant's beneficiary for at least 30 days, then the remaining payments will be paid to you, if living, otherwise in a single sum to your estate.

  The written request for this form must:

  a. state the length of the period certain; and

  b. name the annuitant's beneficiary.

4. Joint and Survivor Annuity. Payments will be made, starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after payments begin. The written request for this form must:

  a. name the joint annuitant; and

  b. state the percentage of continued payments for the survivor.

  Once payments start under this annuity form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the joint annuitants before payments start.

5. Other Forms of Payment. Benefits can be provided under any other annuity form not described in this section subject to our agreement and any applicable state or federal law or regulation. Requests for any other annuity form must be made in writing to our service center at least 30 days before the annuity date.

  Once payments start under the annuity form and payment option selected by you:

  a. no changes can be made in the annuity form and payment option;

  b. no additional premium will be accepted under the certificate; and

  c. no further withdrawals will be allowed.

General

You may, at any time after the annuity date by written notice to us at our service center, change the payee of annuity benefits being provided under the certificate.

The effective date of change in payee will be the later of:

a.  the date we receive the written request for such change; or

b.  the date specified by the owner.

If the certificate is issued as a qualified certificate, you may not change the payee on or after the annuity date.

Alternate Fixed Annuity Rates

The amount of any fixed annuity payments will be determined on the annuity date by using either the guaranteed fixed annuity rates or our current single premium fixed annuity rates at the time, whichever would result in a higher amount of monthly fixed annuity payments.

QUALIFIED CERTIFICATES

Qualified certificates may be used to fund contributory and rollover IRAs and Roth IRAs. With our prior approval, qualified certificates may also be used for various types of qualified pension and profit sharing plans under Code Section 401, which permits corporate employers to establish various types of retirement plans for employees, and as Section 403(b) annuities. Currently, additional premiums after the initial premium may not be made to certificates used as
Section 401(a) or Section 403(b) annuities. The tax rules applicable to distribution from qualified retirement plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and the conditions of the plan itself.

Various Tax Penalties May Apply to:

a.  contributions in excess of specified limits;

b.  distributions before age 59 1/2, subject to certain exceptions;

c.  distributions that do not satisfy specified requirements; and

d.  certain other transactions subject to qualified plans.

If you are purchasing a certificate for use in a qualified plan, you (the owner) should seek competent advice regarding the suitability of the proposed plan documents and the certificates to their specific needs. We reserve the right to decline to sell the certificate to certain qualified plans or terminate the certificate if, in our judgment, the certificate is not appropriate for the plan.

If a certificate is purchased to fund an IRA or a Roth IRA, you (the owner) must also be the annuitant. In addition, under current tax law, minimum distributions are required from certain qualified certificates. You should consult your tax adviser concerning these matters.

The Automatic Payout Option, or APO

Before the annuity date, for qualified certificate other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under Code Sections 401(a)(9), 403(b), and 408(b)(3).

For IRAs and SEP/IRAs, (and if you are a 5% owner, as defined in the Code, for other qualified contracts) this may be elected no earlier than six months before the calendar year in which the owner attains age 70 1/2, and payments may not begin earlier than January of such calendar year.

For other qualified certificates, APO can be elected no earlier than six months before the later of when you:

a.  attain age 70 1/2; and

b.  retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a.  30 days after the certificate date; or

b.  the end of the free look period.

APO may be elected in any calendar month, but no later than the month in which the owner attains age

84. APO withdrawals will be from the sub-accounts and in the percentage allocations which you specify. If no specifications are made, withdrawals will be pro rata from all sub-accounts with value. Withdrawals can not be made from a sub-account from which dollar cost averaging transfers are being made.

Payments will be made annually, and will continue unless terminated by you or automatically terminated by you as set forth in the certificate. Once terminated, APO may not be elected again.

If only APO withdrawals are made, no contingent deferred sales load will apply, regardless of the allowed amount. However, if a partial withdrawal is taken, that partial withdrawal and any subsequent withdrawals in that certificate year will be subject to a contingent deferred sales load to the extent they exceed the allowed amount.

To be eligible for this option, the following conditions must be met:

1. the certificate value must be at least $12,000 at the time of election; and

2. the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3), or $500.

APO allows the required minimum distribution to be paid from the sub-accounts of the variable account. If there are insufficient funds in the variable account to make a withdrawal, or for other reasons as set forth in the certificate, this option will terminate.

If you have more than one qualified plan subject to the Code's minimum distribution requirements, you must consider all such plans in the calculation of your minimum distribution requirement, but we will make calculations and distribution with regard to this certificate only.

Restrictions under Section 403(b) Programs

Certain restrictions apply to annuity contracts used in connection with Code
Section 403(b) retirement plans. Code Section 403(b) provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations.

According to the requirements of the Code, Section 403(b) annuities generally may not permit distribution of:

a. elective contributions made in years beginning after December 31, 1988;

b. earnings on those contributions; or

c. earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

Distributions of such amounts will be allowed only upon death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations relating to the certificate and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the certificate. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or simply the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The certificate may be purchased:

a. on a non-tax qualified basis for use as a non-qualified certificate; or

b. in connection with plans qualifying for special tax treatment as a qualified certificate.

Qualified certificates are designed for use by individuals solely as plans entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A.

The ultimate effect of federal income taxes on the amounts held under a certificate, on annuity payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

a. the type of retirement plan or arrangement for which the certificate is purchased;

b. the tax status of the individual concerned; or

c. our tax status.

In addition, certain requirements must be satisfied in purchasing a qualified certificate with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified certificate in order to continue receiving special tax treatment. Therefore, if you are considering the purchase of a qualified certificate, you should seek competent legal and tax advice regarding the suitability of the certificate for your situation. You will also need to be aware of the applicable requirements, and the tax treatment of the rights and benefits of the certificate.

The following discussion assumes that a qualified certificate is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment. The following discussion is also based on the assumption that the certificate qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Premiums

At the time the initial premium is paid, as a prospective purchaser, you must specify whether you are purchasing a non-qualified certificate or a qualified certificate. If the initial premium is derived from an exchange or surrender of another annuity certificate, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity certificate. We will require that you purchase separate certificates if you desire to invest monies qualifying for different annuity tax treatment under the Code.

Each such separate certificate would require the minimum initial premium stated above. Additional premiums under a certificate must qualify for the same federal income tax treatment as the initial premium under the certificate. We will not accept an additional premium under a certificate if the federal income tax treatment of such premium would be different from that of the initial premium.

Taxation of Annuities In General

Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a certificate until distribution occurs by withdrawing all or part of the certificate value, for example, through withdrawals or annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the certificate value, and in the case of a qualified certificate, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution, in the form of a single sum payment or an annuity, is taxable as ordinary income.

The owner of any non-qualified certificate who is not a natural person generally must include as income any increase in the excess of the certificate value over the investment in the contract during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person, for example, a trust, may wish to discuss these with a competent tax adviser.

The following discussion generally applies to certificates owned by natural persons.

Withdrawals

In the case of a withdrawal under a qualified certificate, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable. This portion is generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan.

The investment in the certificate generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. For a qualified certificate, the investment in the certificate can be zero. Special tax rules may apply to certain distributions from a qualified certificate.

With respect to non-qualified certificates, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the certificate value immediately before the withdrawal exceeds the investment in the contract at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment elected under the certificate, in general, only the portion of the annuity payment that represents the amount by which the certificate value exceeds the investment in the certificate will be taxed. After the investment in the certificate is recovered, the full amount of any additional annuity payments is taxable.

For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the certificate by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the certificate.

For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the certificate bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. Once the investment in the certificate has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an annuitant's death before full recovery of the investment in the certificate, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding

The Code requires us to withhold federal income tax from distributions under the certificates. However, except for distributions from certain qualified certificates, an owner will be entitled to elect, in writing, not to have tax withheld. Withholding applies to the portion of a distribution which is includible in income and subject to federal income tax, where the taxable amount is at least $200. Some states also require withholding for state income taxes.

The withholding varies according to the type of distribution and the owner's tax status. "Eligible rollover distributions" from Section 401(a) plans,
Section 403(a) annuities, and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions, such as minimum required distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or to an IRA, other than a Roth IRA. The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

Penalty Tax

A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed on distributions. In general, however, there is no penalty tax on distributions:

1. made on or after the date on which the owner attains age 59 1/2;

2. made as a result of death or disability of the owner; or

3. received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the owner and a designated beneficiary.

Other tax penalties may apply to certain distributions under a qualified certificate.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the certificate because of the death of an owner or the annuitant. Generally such amounts should be includable in income as follows:

1. if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

2. if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

Other rules relating to distributions at death apply to qualified certificates. You should consult your legal counsel and tax adviser regarding these rules and their impact on qualified certificates.

Required Distributions upon Owner's Death

Notwithstanding any provision of the certificate or this prospectus to the contrary, no payment of benefits provided under a non-qualified certificate will be allowed that does not satisfy the requirements of Code Section 72(s). If an owner dies before the annuity date, the death benefit payable to the owner's beneficiary will be distributed as follows:

a) the death benefit must be completely distributed within five years of the owner's date of death; or

b) the owner's beneficiary may elect, within the one year period after the owner's date of death, to receive the death benefit in the form of an annuity from us.

Please note that item b) is based on the following requirements:

1. the annuity must be distributed in substantially equal installments over the life of the owner's beneficiary or over a period not extending beyond the life expectancy of the owner's beneficiary; and

2. the distributions must not begin not later than one year after the owner's date of death.

Notwithstanding items a) and b) above, if the sole owner's beneficiary is the deceased owner's surviving spouse, then the surviving spouse may elect, within the one year period after the owner's date of death, to continue the certificate under the same terms as before the owner's death.

Upon receipt of such election from the spouse, in a form and manner acceptable to us, at our service office:

1. all rights of the spouse as owner's beneficiary under the certificate in effect before such election will cease;

2. the spouse will become the owner of the certificate and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and

3. all rights and privileges granted by the certificate or allowed by us will belong to the spouse as owner of the certificate.

This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the certificate or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs a) and b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the owner's death. If the nonspouse owner's beneficiary is not an individual, then only a cash payment will be paid.

If no election is received by us from a nonspouse owner's beneficiary within the one year period after the owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment. The death benefit will be determined as of the date we make the cash payment. Such cash payment will be in full settlement of all our liability under the certificate.

If The Annuitant Dies After The Annuity Starts - If the annuitant dies after the annuity starts, any benefit payable will be distributed at least as rapidly as under the annuity form then in effect.

If An Owner Dies After The Annuity Starts - If an owner dies after the annuity starts, any benefit payable will continue to be distributed at least as rapidly as under the annuity form then in effect. All of the deceased owner's rights granted under the certificate or allowed by us will pass to the owner's beneficiary.

Joint Ownership - For purposes of this section, if the certificate has joint owners we will consider the date of death of the first joint owner as the death of the owner and the surviving joint owner will become the owner of the certificate, subject to the provisions described above.

Similar rules apply to qualified certificates.

Transfers, Assignments, or Exchanges of the Certificate

For a transfer of ownership of a non-qualified certificate, the designation of an annuitant, payee, or beneficiary who is not also the owner, or the exchange of a certificate may result in certain tax consequences to the owner that are not discussed herein.

As an owner, if you are contemplating any such designation, transfer, assignment, or exchange, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Certain qualified certificates cannot be transferred or assigned, except as permitted by the Code or the Employee Retirement Income Security Act of 1974, also referred to simply as ERISA.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Multiple Certificates

All non-qualified deferred annuity certificates that are issued by us, or our affiliates, to the same owner during any calendar year are treated as one annuity certificate for purposes of determining the amount includable in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity certificates or otherwise.

Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity certificate and a separate deferred annuity certificate as a single annuity certificate under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CERTIFICATES

In General

The qualified certificate is designed for use as an IRA or Roth IRA. With our prior approval, the certificate may also be used for qualified pension and profit sharing plans established by corporate employers.

The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions.

Adverse tax consequences may result from:

 .  contributions in excess of specified limits;

 .  distributions before age 59 1/2, subject to certain exceptions;

 . distributions that do not conform to specified commencement and minimum distribution rules; and

 .  other specified circumstances.

We make no attempt to provide more than general information about use of the certificates with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified certificates may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the certificate issued in connection with such a plan.

Some retirement plans are subject to distribution and other requirements that are not incorporated in the certificates or the administration of the certificates. Owners are responsible for determining that contributions, distributions and other transactions with respect to the certificates satisfy applicable law. Purchasers of certificates for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the certificate.

For qualified plans under Sections 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant:

1.   reaches age 70 1/2; or

2. retires and also requires that the distributions must be made in a specified manner.

If the plan participant is a "5 percent owner" as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner, or plan participant reaches, age 70 1/2.

For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner, or plan participant, reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

Qualified Pension and Profit Sharing Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the certificate in order to provide retirement savings under the plans. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as H.R. 10, also permits self-employed individuals to establish qualified plans for themselves and their employees.

The death benefit could be characterized as an incidental death benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

Adverse tax consequences to the plan, to the participant, or to both, may result if this certificate is assigned or transferred to any individual as a means to provide benefits payments. If you are purchasing a certificate for use with such plans, you should seek competent advice regarding the suitability of the proposed plan documents and the certificate to their specific needs. The certificate is designed to invest retirement savings and not to distribute retirement benefits.

Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

The certificate is designed for use with contributory and rollover IRAs and Roth IRAs.

Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an individual retirement annuity or individual retirement account, each hereinafter referred to as an IRA. A contributory IRA is a certificate in which initial and subsequent purchase payments are subject to limitations imposed by the Code. Also, distributions from certain other qualified plans may be rolled over, or transferred on a tax-deferred basis into an IRA described in Code Section 408.

A Section 408 IRA is an IRA described in Sections 408(a) or 408(b).

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation. This includes earned income as defined in Code Section 401(c)(2) and may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over or transferred on a tax-deferred basis into an IRA.

Other than nondeductible contributions, amounts in the IRA are taxed when distributed from the IRA. Distributions before age 59 1/2 are subject to a 10% penalty tax, unless certain exceptions apply. Purchasers should seek competent advice as to the suitability of the certificate for use with IRAs.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, also referred to as SEP-IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP-IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

A contributory Roth IRA is a certificate to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a Section 408 IRA may be converted to a Roth IRA.

Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

1.   before age 59 1/2, subject to certain exceptions; or

2. during the five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Purchasers should seek competent advice as to the suitability of the certificate for use with Roth IRAs. The sale of a certificate for use with an IRA, SEP-IRA or Roth IRA may be subject to special disclosure requirements of the IRS. Purchasers of these certificates will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA, SEP-IRA or Roth IRA or their purchase.

Tax Sheltered Annuities

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

 .  elective contributions made in years beginning after December 31, 1988;

 .  earnings on those contributions; or

 . earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified certificate from a Section 403(b)(7) custodial account will be subject to the restrictions.

The death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the contract in connection with such plan should consult their tax adviser.

Restrictions under Qualified Certificates

Other restrictions may apply to the election, commencement, or distribution of benefits under qualified certificates or under the terms of the plans in respect of which qualified certificates are issued. A qualified certificate will be amended as necessary to conform to the requirements of the Code.

Possible Changes in Taxation

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal gift and estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the certificate depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

ACCOUNTANTS AND FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Transamerica at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the subaccounts of Separate Account VA-2LNY at December 31, 2000 and for each of the two years in the period then ended appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective funds in accordance with instructions received from persons having voting interests in the corresponding sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each sub-account of the variable account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. The owner holds a voting interest in each sub-account to which the certificate value is allocated. After the annuity date, the number of votes decreases as annuity payments are made and as the reserves for the certificate decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the funds. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective funds.

Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all certificates participating in the sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a sub-account will receive proxy material, reports and other material relating to the appropriate portfolio. It should be noted that the funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

REINSTATEMENTS

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the certificate offered by this prospectus. This prospectus has been filed as a part of the registration statement and does not contain all of the information set forth in the registration statement and exhibits thereto. Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the certificate.

Statements contained in this prospectus, as to the content of the certificate and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the registration statement. The registration statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

THE CERTIFICATE
DOLLAR COST AVERAGING
NET INVESTMENT FACTOR
ANNUITY PERIOD
GENERAL PROVISIONS
CALCULATIONS OF YIELDS AND TOTAL RETURNS
HISTORICAL PERFORMANCE DATA
FEDERAL TAX MATTERS
DISTRIBUTION OF THE CERTIFICATE
SAFEKEEPING OF ACCOUNT ASSETS
TRANSAMERICA
STATE REGULATION
RECORDS AND REPORTS
FINANCIAL STATEMENTS
APPENDIX

                                   Appendix A

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go ex-dividend during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .003814% (the daily equivalent of the current charge of 1.40% on an annual basis) gives a net investment factor of 1.002449. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be
15.537966 (15.5 x 1.002449).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.531613 (13.5 x 1.002449, which is the Net Investment Factor x 0.999893). 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the certificate.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200 variable accumulation units of a particular sub-account. Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and option elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

    3.200 x 15.5 x 5.73 divided by 1,000 = $284.21,

  and the number of variable annuity units credited for future payments would be:

    284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

                                   Appendix B

                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the variable account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth certain information regarding the sub-accounts for the period from commencement of business operations of the sub-account through December 31, 2000. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:

                                                                    Number of
                              Accumulation       Accumulation     Accumulation
                              Unit Value at       Unit Value    Units Outstanding
  Sub-account              Beginning of Period at End of Period at End of Period
---------------------------------------------------------------------------------
  Appreciation*(/2/)
   2000...................       $38.862           $38.077        2,538,244.334
   1999...................       $35.36            $38.862        2,778,082.022
   1998...................       $27.532            $35.36        2,358,609.519
   1997...................       $21.802           $27.532        1,798,913.636
   1996...................       $17.610           $21.802        1,074,614.761
   1995...................       $13.373           $17.610         587,928.246
   1994...................       $13.160           $13.373         285,265.910
   1993...................       $6.590            $13.160         44,612.892
---------------------------------------------------------------------------------
  Balanced*(/6/)
   2000...................       $15.101           $14.450        1,526,680.134
   1999...................       $14.16            $15.101        1,540,794.857
   1998...................       $11.738            $14.16         857,333.328
   1997...................       $10.000           $11.738         333,714.857
---------------------------------------------------------------------------------
  Disciplined Stock*(/5/)
   2000...................       $22.295           $19.977        2,857,474.334
   1999...................       $19.09            $22.295        2,764,507.486
   1998...................       $15.272            $19.09        2,262,990.153
   1997...................       $11.776           $15.272        1,196,912.676
   1996...................       $10.00            $11.776         381,884.114
---------------------------------------------------------------------------------
  Growth and Income*(/4/)
   2000...................       $33.694           $31.974        1,823,064.055
   1999...................       $29.23            $33.694        1,902,864.700
   1998...................       $26.509            $29.23        2,071,117.603
   1997...................       $23.131           $26.509        2,179,109.968
   1996...................       $19.426           $23.131        1,906,011.179
   1995...................       $12.235           $19.426         734,393.096
---------------------------------------------------------------------------------
  International
   Equity*(/4/)
   2000...................       $25.038           $20.643         504,384.816
   1999...................       $15.89            $25.038         458,935.429
   1998...................       $15.422            $15.89         431,892.273
   1997...................       $14.267           $15.422         378,355.293
   1996...................       $12.964           $14.267         226,976.242
   1995...................       $12.024           $12.964         61,152.467

                                                                    Number of
                              Accumulation       Accumulation     Accumulation
                              Unit Value at       Unit Value    Units Outstanding
  Sub-account              Beginning of Period at End of Period at End of Period
---------------------------------------------------------------------------------
  International
   Value*(/5/)
   2000...................       $14.846           $14.101         290,528.407
   1999...................       $11.78            $14.846         325,359.228
   1998...................       $10.982            $11.78         240,526.824
   1997...................       $10.244           $10.982         172,941.244
   1996...................       $10.00            $10.244         47,815.855
---------------------------------------------------------------------------------
  Limited Term High
   Income*(/6/)
   2000...................       $10.422            $9.428         673,887.688
   1999...................       $10.73            $10.422        1,076,017.149
   1998...................       $10.852            $10.73        1,308,425.217
   1997...................       $10.000           $10.852         473,373.863
---------------------------------------------------------------------------------
  Money Market(/1/)
   2000...................       $1.259             $1.316       21,172,680.183
   1999...................        $1.22             $1.259       18,055,789.503
   1998...................       $1.175             $1.22        17,914,765.700
   1997...................       $1.132             $1.175       12,049,327.817
   1996...................       $1.093             $1.132       10,392,468.634
   1995...................       $1.048             $1.093        9,084,943.487
   1994...................       $1.018             $1.048        8,547,165.659
   1993...................       $1.021             $1.018        2,678,280.492
---------------------------------------------------------------------------------
  Quality Bond*(/1/)
   2000...................       $15.683           $17.199        1,305,584.850
   1999...................       $15.88            $15.683        1,277,828.172
   1998...................       $15.260            $15.88        1,282,534.621
   1997...................       $14.142           $15.260         987,773.886
   1996...................       $13.908           $14.142         664,469.782
   1995...................       $11.710           $13.908         454,139.991
   1994...................       $12.445           $11.710         164,657.770
   1993...................       $12.310           $12.445         86,752.856
---------------------------------------------------------------------------------
  Small Cap*(/1/)
   2000...................       $78.255           $87.446         807,721.455
   1999...................       $64.44            $78.255         830,844.928
   1998...................       $67.668            $64.44         949,334.076
   1997...................       $58.773           $67.668        1,031,483.594
   1996...................       $51.121           $58.773        1,000,594.786
   1995...................       $40.064           $51.121         817,445.023
   1994...................       $37.702           $40.064         612,327.237
   1993...................       $39.620           $37.702         138,557.449
---------------------------------------------------------------------------------
  Small Company
   Stock*(/5/)
   2000...................       $13.083           $14.003         461,911.435
   1999...................       $11.99            $13.083         490,455.380
   1998...................       $12.935            $11.99         582,290.495
   1997...................       $10.772           $12.935         513,524.112
   1996...................       $10.00            $10.772         212,878.654

                                                                    Number of
                              Accumulation       Accumulation     Accumulation
                              Unit Value at       Unit Value    Units Outstanding
  Sub-account              Beginning of Period at End of Period at End of Period
---------------------------------------------------------------------------------
  Special Value*(/1/)
   2000...................       $17.122           $17.848         875,018.934
   1999...................       $16.19            $17.122        1,025,465.093
   1998...................       $14.185            $16.19        1,081,841.670
   1997...................       $11.682           $14.185        1,017,390.458
   1996...................       $12.292           $11.682         489,733.637
   1995...................       $12.496           $12.292         666,488.480
   1994...................       $12.861           $12.496         820,985.237
   1993...................       $12.797           $12.861         167,686.797
---------------------------------------------------------------------------------
  Stock Index*(/1/)
   2000...................       $52.828           $47.264        1,551,436.401
   1999...................       $44.42            $52.828        1,484,609.136
   1998...................       $35.128            $44.42        1,117,569.153
   1997...................       $26.791           $35.128         808,857.987
   1996...................       $22.172           $26.791         585,454.420
   1995...................       $16.437           $22.172         365,482.688
   1994...................       $16.521           $16.437         190,496.642
   1993...................       $16.590           $16.521         32,543.274
---------------------------------------------------------------------------------
  Socially Responsible
   Growth*(/3/)
   2000...................       $43.996           $38.602         801,551.607
   1999...................       $34.30            $43.996         590,500.643
   1998...................       $26.879            $34.30         346,500.316
   1997...................       $21.221           $26.879         230,281.724
   1996...................       $17.752           $21.221         103,732.717
   1995...................       $13.377           $17.752         49,020.846
   1994...................       $13.364           $13.377         24,171.591
   1993...................       $12.490           $13.364          3,555.254
---------------------------------------------------------------------------------
  Core Bond*(/10/)
   2000...................       $10.00            $10.762         212,811.995
---------------------------------------------------------------------------------
  Core Value*(/7/)
   2000...................       $10.967           $12.120         299,289.448
   1999...................        $9.29            $10.967         245,134.002
   1998...................       $10.00             $9.29          32,398.128
---------------------------------------------------------------------------------
  Emerging Leaders*(/11/)
   2000...................       $10.00            $12.209         105,445.462
---------------------------------------------------------------------------------
  Emerging Markets*(/11/)
   2000...................       $10.00             $7.149          9,505.412
---------------------------------------------------------------------------------
  European Equity*(/9/)
   2000...................       $12.824           $12.395         146,685.359
   1999...................       $10.00            $12.824         41,298.363
---------------------------------------------------------------------------------
  Founders
   Discovery*(/11/)
   2000...................       $10.00             $7.474         301,609.940
---------------------------------------------------------------------------------
  Founders Growth*(/8/)
   2000...................       $12.632            $9.299         576,124.670
   1999...................       $10.00            $12.632         101,842.513

                                                                    Number of
                              Accumulation       Accumulation     Accumulation
                              Unit Value at       Unit Value    Units Outstanding
  Sub-account              Beginning of Period at End of Period at End of Period
---------------------------------------------------------------------------------
  Founders International
   Equity*(/9/)
   2000...................       $13.894           $11.317         160,697.091
   1999...................       $10.00            $13.894         14,166.033
---------------------------------------------------------------------------------
  Founders Passport*(/8/)
   2000...................       $16.144           $11.820         480,799.330
   1999...................       $10.00            $16.144         53,674.766
---------------------------------------------------------------------------------
  Japan *(/11/)
   2000...................       $10.00             $7.692          7,570.257
---------------------------------------------------------------------------------
  MidCap Stock*(/7/)
   2000...................       $10.529           $11.244         518,749.796
   1999...................        $9.63            $10.529         321,171.239
   1998...................       $10.00             $9.63          221,581.308
---------------------------------------------------------------------------------
  Technology Growth*(/9/)
   2000...................       $15.383           $11.078        3,163,994.205
   1999...................       $10.00            $15.383        1,272,158.607
---------------------------------------------------------------------------------
  Transamerica VIF
   Growth(/7/)
   2000...................       $15.422           $13.736        1,030,574.761
   1999...................       $11.35            $15.422         938,179.247
   1998...................       $10.00             $11.35         337,225.242

 (1) Sub-Account inception January 4, 1993.          (7)  Sub-Account inception May 1,
 (2) Sub-Account inception April 5, 1993. 1998.      (8)  Sub-Account inception May 3, 1999.
 (3) Sub-Account inception October 7, 1993.          (9)  Sub-Account inception October 1, 1999.
 (4) Sub-Account inception January 5, 1995.          (10) Sub Account inception May 1, 2000.
 (5) Sub-Account inception May 1, 1996.              (11)  Sub-Account inception December 15, 1999.
 (6) Sub-Account inception May 1, 1997.

* The figures shown reflect information for the Initial Class Shares.

The Service Class Shares of the Appreciation Sub-account, Balanced Sub-account, Disciplined Stock Sub-account, Growth and Income Sub-account, International Equity Sub-account, International Value Sub-account, Limited Term High Income Sub-account, Quality Bond Sub-account, Small Cap Sub-account, Small Company Stock Sub-account, Special Value Sub-account, Dreyfus Stock Index Fund Sub-account, The Dreyfus Socially Responsible Growth Fund, Inc. Sub-account, Core Bond Sub-account, Core Value Sub-account, Emerging Leaders Sub-account, Emerging Markets Sub-account, European Equity Sub-account, Founders Discovery Sub-account, Founders Growth Sub-account, Founders International Equity Sub-account, Founders Passport Sub-account, Japan Sub-account, MidCap Stock Sub-account, and Technology Growth Sub-account were not available as of December 31, 2000, therefore comparable information for the Service Class Shares is not available.

Financial Statements for the Variable Account and Transamerica

The financial statements and reports of independent auditors for the variable account and Transamerica are contained in the Statement of Additional Information.

                                   Appendix C

                                  DEFINITIONS

Active Sub-Account: A sub-account of the variable account in which the certificate has current value.

Annuitant: The person: (a) whose life is used to determine the amount of monthly annuity payments on the annuity date; and (b) who is the payee designated to receive monthly annuity payments, unless such payee is changed by the owner. The annuitant cannot be changed after the certificate has been issued, except upon the annuitant's death before the annuity date if a contingent annuitant has previously been named. In the case of a qualified certificate used to fund an IRA, Roth IRA, or a 403(b) annuity, the owner must be the annuitant.

Annuitant's Beneficiary: The person or persons named by the owner who may receive the death benefit under the certificate, if: (a) the annuitant is not the owner, there is no named contingent annuitant and the annuitant dies before the annuity date and before the death of the owner or owners; or (b) the annuitant dies after the annuity date under an annuity form containing a period certain option.

Annuity Date: The date on which the annuity purchase amount will be applied to provide monthly annuity payments under the annuity form and payment option selected by the owner. Monthly annuity payments will start the first day of the month immediately following the annuity date. Unless the annuity date is changed as allowed by the certificate, the annuity date will be as shown in the certificate. The annuity date may be changed by the owner upon 30 days advance written notice to our service office. The revised annuity date may not be earlier than the first day of the calendar month coinciding with or next following the third certificate anniversary. The annuity date may not be later than the first day of the calendar month immediately preceding the month of the annuitant's 85th birthday.

Annuity Payment: An amount paid by Transamerica at regular intervals to the annuitant and/or any other payee. It may be on a variable or fixed basis.

Annuity Purchase Amount: The amount applied as a single premium to provide an annuity under the annuity form and payment options available under the certificate. The annuity purchase amount is equal to the certificate value, less any applicable contingent deferred sales load, and less any applicable premium taxes. In determining the annuity purchase amount, we will waive the contingent deferred sales load if the annuity form involves life contingencies and the annuity date occurs on or after the third certificate anniversary.

Annuity Year: A one-year period starting on the annuity date and, after that, each succeeding one-year period.

Cash Surrender Value: The amount payable to the owner if the certificate is surrendered on or before the annuity date. The cash surrender value is equal to the certificate value, less the certificate fee, less any applicable contingent deferred sales load, and less applicable premium taxes.

Certificate Anniversary: The same month and day as the certificate date in each calendar year after the calendar year in which the certificate date occurs.

Certificate Date: The effective date of the certificate as shown on the certificate.

Certificate Value: The sum of the fixed accumulated value plus the variable accumulated value.

Certificate Year: The 12-month period from the certificate date and ending with the day before the first certificate anniversary and each twelve month period thereafter. The first certificate year for any particular net premium is the certificate year in which the premium is received by our service center.

Code: The U.S. Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

Contingent Annuitant: The person who: (a) becomes the annuitant if the annuitant dies before the annuity date; or (b) may receive benefits under the certificate if the annuitant dies after the annuity date under an annuity form containing a contingent annuity option. A contingent annuitant may be designated only if the owner is not also the annuitant. The contingent annuitant may be changed at any time by the owner while the annuitant is living and before the annuity date.

Contingent Deferred Sales Load or Surrender Charge: A charge equal to a percentage of premiums withdrawn from the certificate that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on for the specific percentages.

Fixed Account: All or portions of net premiums and transfers may be allocated to the fixed account. The fixed account assets are general assets of the company and are distinguishable from those allocated to a separate account of the company.

Fixed Accumulated Value: The total dollar amount of all amounts held under the fixed account for the certificate before the annuity date. The fixed accumulated value before the annuity date is equal to: (a) net premiums allocated to the fixed account plus interest credited; less (b) reductions for the annual certificate fee deducted on the last business day of each certificate year; plus or minus (c) amounts transferred to or from the variable sub-accounts; less (d) any applicable transfer fees; and less (e) withdrawals from fixed account.

Fixed Annuity: An annuity with predetermined payment amounts.

Free Look Period: The period of time, currently 10 days, beginning when the owner has received the certificate, during which the owner has the right to cancel the certificate.

Funds: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and Transamerica Variable Insurance Fund, Inc., in which the variable account currently invests.

Inactive Sub-Account: A sub-account of the variable account in which the certificate has a zero balance.

Net Investment Factor: An index that measures the investment performance of a sub-account from one valuation period to the next.

Net Premium: A premium reduced by any applicable premium tax, including retaliatory premium taxes.

Non-Qualified Certificate: A certificate that does not receive special tax treatment under the Code.

Owner or Joint Owners: The person or persons who, while living, control all rights and benefits under the certificate. Joint owners own the certificate equally with the right of survivorship. The right of survivorship means that if a joint owner dies, his or her interest in the certificate will pass to the surviving joint owner in accordance with the death benefit provision. Qualified certificates may not have joint owners.

Owner's Beneficiary: The person who becomes the owner of the certificate if the owner dies. If the certificate has joint owners, the surviving joint owner will be the owner's beneficiary.

Payee: The person who receives the annuity payments after the annuity date. The payee will be the annuitant, unless otherwise changed by the owner.

Portfolio: Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., or any one of the series of Dreyfus Variable Investment Fund or any one of the portfolios of Dreyfus Investment Portfolios or the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., underlying a sub-account of the variable account.

Proof of Death: May be: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to us.

Qualified Certificate: A certificate issued in connection with a retirement plan or program that qualifies for special tax treatment under Section 401(a), 403(b), 408 or 408A of the Code.

Receipt: Receipt and acceptance by us at our service center.

Service Center: Transamerica's Annuity Service Center, at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001 and at telephone (877) 717-8861.

Source Account: A sub-account of the variable account or the fixed account, as permitted, from which dollar cost averaging transfers are being made.

Sub-Account: A subdivision of the variable account investing solely in shares of one of the portfolios.

Valuation Day: Any day the New York Stock Exchange is open for trading.

Valuation Period: The time interval between the closing of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-2LNY, a separate account established and maintained by Transamerica for the investment of a portion of its assets. The variable account contains several sub-accounts to which all or portions of net premiums and transfers may be allocated.

Variable Accumulated Value: The total dollar amount of all variable accumulation units under each sub-account of the variable account held for the certificate before the annuity date. The variable accumulated value before the annuity date is equal to: (a) net premiums allocated to the sub-accounts; plus or minus (b) any increase or decrease in the value of assets of the sub-accounts due to investment results; less (c) the daily mortality and expense risk charge; less (d) the daily administrative expense charge; less (e) reductions for the annual certificate fee deducted on the last business day of each certificate year; plus or minus (f) amounts transferred to or from the fixed account; less (g) any applicable transfer fees; and less (h) withdrawals from the sub-accounts.

Variable Accumulation Unit: A unit of measure used to determine the certificate value before the annuity date. The value of a variable accumulation unit varies with each sub-account.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified sub-accounts of the variable account.

Variable Annuity Unit: A unit of measure used to determine the amount of the second and each subsequent payment under a variable annuity payment option. The value of a variable annuity unit varies with each sub-account.

Withdrawals: Refers to partial withdrawals, full surrenders, and systematic withdrawals that are paid in cash to the owner, or to any person or persons specified by the owner.

Written Notice or Written Request: A notice or request in writing by the owner to Transamerica's service center. Such a request must contain original signatures; no carbons or photocopies will be accepted. Transamerica reserves the right to accept a facsimile copy.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                    DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)
                          VARIABLE ANNUITY CERTIFICATE

                            Separate Account VA-2LNY

                                    Issued By
                 Transamerica Life Insurance Company of New York



The Statement of Additional Information expands upon subjects discussed in the May 1, 2001 prospectus for the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity Certificate ("certificate") issued by Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company). The owner may obtain a copy of the prospectus by writing to Transamerica Life Insurance Company of New York, Annuity Service Center, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001 or by calling 877-717-8861. Terms used in the current prospectus for the certificate are incorporated in this statement.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the certificate.

                                Dated May 1, 2001

TABLE OF CONTENTS                                                                                         Page
THE CERTIFICATE...........................................................................................  3
DOLLAR COST AVERAGING.....................................................................................  3
NET INVESTMENT FACTOR.....................................................................................  3
ANNUITY PERIOD............................................................................................  4
       Variable Annuity Units and Payments................................................................  4
       Variable Annuity Unit Value........................................................................  4
       Transfers After the Annuity Date...................................................................  4
GENERAL PROVISIONS........................................................................................  4
       Adjusted Partial Withdrawals.......................................................................  4
       IRS Required Distributions.........................................................................  6
       Non-Participating..................................................................................  6
       Misstatement of Age or Sex.........................................................................  6
       Proof of Existence and Age.........................................................................  6
       Assignment.........................................................................................  6
       Annuity Data.......................................................................................  6
       Annual Report......................................................................................  7
       Incontestability...................................................................................  7
       Ownership..........................................................................................  7
       Entire Contract....................................................................................  7
       Changes in the Certificate.........................................................................  7
       Protection of Benefits.............................................................................  7
       Delay of Payments and Transfers....................................................................  7
       Notices and Directions.............................................................................  8
       Sales in Special Situations........................................................................  8
CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................  8
       Money Market Sub-Account Yield Calculation.........................................................  8
       Other Sub-Account Yield Calculations...............................................................  9
       Average Total Return Calculations.................................................................. 10
       Hypothetical (Adjusted Historical) Performance Data................................................ 10
       Other Performance Data............................................................................. 10
HISTORICAL PERFORMANCE DATA............................................................................... 11
       General Limitations................................................................................ 11
       Money Market Sub-Account Yield..................................................................... 11
       Sub-Account Performance Figures Including Adjusted Hypothetical Performance........................ 11
       Since Commencement of the Sub-Accounts............................................................. 11
       Since Commencement of the Portfolios............................................................... 15
FEDERAL TAX MATTERS....................................................................................... 18
       Taxation of Transamerica........................................................................... 18
       Tax Status of the Certificates..................................................................... 18
DISTRIBUTION OF THE CERTIFICATE........................................................................... 19
SAFEKEEPING OF ACCOUNT ASSETS............................................................................. 20
TRANSAMERICA.............................................................................................. 20
       General Information and History.................................................................... 20
STATE REGULATION.......................................................................................... 20
RECORDS AND REPORTS....................................................................................... 20
FINANCIAL STATEMENTS...................................................................................... 20
APPENDIX.................................................................................................. 21
       Accumulation Transfer Formula...................................................................... 21

THE CERTIFICATE

       As a supplement to the description in the prospectus, the following provides additional information about the certificate which may be of interest to some owners.

DOLLAR COST AVERAGING

       We reserve the right to send written notification to you as to the options available if termination of dollar cost averaging, either by you or by us, results in the value in the receiving sub-account(s) to which monthly transfers were made to be less than $500. You will have 10 days from the date our notice is mailed to:

     (a) transfer the value of the sub-account(s) to another sub-account with a value equal to or greater than $500; or

     (b) transfer funds from another sub-account into the receiving sub-account(s) to bring the value of that sub-account to at least $500; or

     (c) submit an additional premium to make the value of the sub-account equal to or greater than $500; or

     (d) transfer the entire value of the receiving sub-account(s) back into the source account from which the automatic transfers were made.

       If no election, in a form and manner acceptable to us, is made by you before to the end of the 10 day period, we reserve the right to transfer the value of the receiving sub-account(s) back into the source account from which the automatic transfers were made. Transfers made as a result of (a), (b), or
(d) above will not be counted for purposes of the eighteen free transfers per certificate year limitation.

NET INVESTMENT FACTOR

       For any sub-account of the variable account, the net investment factor for a valuation period before the annuity date is (a) divided by (b), minus (c) minus (d).

       Where (a) is

           The net asset value per share held in the sub-account, as of the end of the valuation period, plus or minus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period, plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

       Where (b) is

           The net asset value per share held in the sub-account as of the end of the last prior valuation period.

       Where (c) is

           The daily charge of 0.003403% (1.25% annually) for the mortality and expense risk charge under the certificate times the number of calendar days in the current valuation period.

       Where (d) is

           The daily administrative charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.000684% (0.25% annually).

A valuation day is defined as any day on which the New York Stock Exchange is open.

ANNUITY PERIOD

         The variable annuity options provide for payments that fluctuate or vary in dollar amount, based on the investment performance of the selected variable account sub-account(s).

Variable Annuity Units and Payments

       For the first monthly payment, the number of variable annuity units credited in each sub-account will be determined by dividing: (a) the portion of the value to be applied to the sub-account multiplied by the variable annuity purchase rate specified in the certificate by (b) the value of one variable annuity unit in that sub-account on the annuity date.

       The amount of each subsequent variable annuity payment equals the product of the number of variable annuity units in each sub-account and the sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

       The value of a variable annuity unit in a sub-account on any valuation day is determined as described below.

       The net investment factor for the valuation period (for the appropriate annuity payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893) where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates.

Transfers After the Annuity Date

         After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations. (See "Transfers" page 24 of the prospectus.) The dollar amount of each subsequent monthly variable annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the sub-account's variable annuity unit value on the tenth day of the month preceding payment.

         The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

Adjusted Partial Withdrawals

The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal by an amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and account value. The adjusted partial withdrawal is equal to (1) multiplied by
(2), where:

(1) is the Gross Partial Withdrawals, where gross partial withdrawal = requested withdrawal plus any premium taxes plus contingent deferred sales loads on (excess partial withdrawal plus any premium taxes); and
(2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current account value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and account value.

-------------------------------------------------------------------------------------------------------------------------
                                    Example 1
                           (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------
   $75,000     Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-------------------------------------------------------------------------------------------------------------------------
   $50,000     Current account value before withdrawal
-------------------------------------------------------------------------------------------------------------------------
   $75,000     Current death benefit (larger of account value and GMDB)
-------------------------------------------------------------------------------------------------------------------------
         6%    Current contingent deferred sales load percentage
-------------------------------------------------------------------------------------------------------------------------
   $15,000     Requested withdrawal
-------------------------------------------------------------------------------------------------------------------------
   $ 6,000     Assumed withdrawal amount free of contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------------
   $ 9,000     Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------------
   $     0     Premium taxes
-------------------------------------------------------------------------------------------------------------------------
   $   540     Contingent deferred sales load on (EPW plus premium taxes) = 0.06*(9,000 + 0)
-------------------------------------------------------------------------------------------------------------------------
   $ 9,540     Reduction in account value due to excess partial withdrawal = 9,000 +  0 + 540
-------------------------------------------------------------------------------------------------------------------------
   $23,310     Adjusted partial withdrawal = (6,000 + 9,540)*75,000/50,000
-------------------------------------------------------------------------------------------------------------------------
   $51,690     New GMDB (after withdrawal) = 75,000 - 23,310
-------------------------------------------------------------------------------------------------------------------------
   $34,400     New account value (after withdrawal) = 50,000 - 15,540
-------------------------------------------------------------------------------------------------------------------------

Summary:

Reduction in guaranteed minimum death benefit          = $23,310
Reduction in account value                             = $15,540

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to withdrawal.

-------------------------------------------------------------------------------------------------------------------------
                                    Example 2
                           (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------
    $50,000      Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-------------------------------------------------------------------------------------------------------------------------
    $75,000      Current account value before withdrawal
-------------------------------------------------------------------------------------------------------------------------
    $75,000      Current death benefit (larger of account value and GMDB)
-------------------------------------------------------------------------------------------------------------------------
          6%     Current contingent deferred sales load percentage
-------------------------------------------------------------------------------------------------------------------------
    $15,000      Requested withdrawal
-------------------------------------------------------------------------------------------------------------------------
    $11,000      Assumed withdrawal amount free of contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------------
    $ 4,000      Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
-------------------------------------------------------------------------------------------------------------------------
    $     0      Premium taxes
-------------------------------------------------------------------------------------------------------------------------
    $   240      Contingent deferred sales load on (EPW plus premium taxes) = 0.06*(4,000 + 0)
-------------------------------------------------------------------------------------------------------------------------
    $ 4,240      Reduction in account value due to excess partial withdrawal = 4,000 + 0 + 240
-------------------------------------------------------------------------------------------------------------------------
    $15,240      Adjusted partial withdrawal = (11,000 + 4,240)*75,000/75,000
-------------------------------------------------------------------------------------------------------------------------
    $34,760      New GMDB (after withdrawal) = 50,000 - 15,240
-------------------------------------------------------------------------------------------------------------------------
    $59,760      New account value (after withdrawal) = 75,000 - 15,240
-------------------------------------------------------------------------------------------------------------------------

Summary:

Reduction in guaranteed minimum death benefit              = $15,240
Reduction in account value                                 = $15,240

Note, guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to withdrawal.

Upon death of the owner, if the owner's beneficiary or a joint owner, if applicable, is the surviving spouse, the surviving spouse may elect to continue the certificate rather than receiving the death benefit. If the certificate is continued, an amount equal to the excess, if any, of any guaranteed minimum death benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election.

IRS Required Distributions

       The certificate is intended to qualify as an annuity contract for federal income tax purposes. All provisions in the certificate will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the certificate. If any owner under a non-qualified certificate dies before the entire interest in the certificate is distributed, the value generally must be distributed to the designated beneficiary so that the certificate qualifies as an annuity under the Code. (See "Federal Tax Matters" page 39.)

Non-Participating

       The certificates are non-participating. No dividends are payable and the certificates will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

       If the age or sex of the annuitant or any other measuring life has been misstated in the application, the annuity payments under the certificate will be whatever the annuity purchase amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the annuity payment or annuity payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

       Before making any payment under the certificate, we may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the certificate.

Assignment

       No assignment of a certificate will be binding us unless made in writing and given to us at our service center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annuity Data

       We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Annual Report

       At least once each certificate year prior to the annuity date, you will be given a report of the current certificate value. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

       The certificates are incontestable from the certificate date.

Ownership

       Only you, as the owner, will be entitled to the rights granted by the certificate, or allowed by us under the certificate. If an owner dies, the rights of the owner belong to the estate of the owner unless the owner has previously named an owner's beneficiary. A surviving joint owner automatically becomes the owner's beneficiary.

Entire Contract

       We have issued the certificate in consideration and acceptance of the application and payment of the initial premium. A copy of the application is attached to and is part of the certificate and along with the certificate constitutes the entire contract. All statements made by you are considered representations and not warranties. We will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the certificate when issued.

Changes in the Certificate

       Only two of our authorized officers, acting together, have the authority to bind Transamerica or to make any change in the certificate and then only in writing. We will not be bound by any promise or representation made by any other persons.

       We may not change or amend the certificate, except as expressly provided in the certificate, without your consent. However, we may change or amend the certificate if such change or amendment is necessary for the certificate to comply with any state or federal law, rule or regulation.

Protection of Benefits

       To the extent permitted by law, no benefit (including death benefits) under the certificate will be subject to any claim or process of law by any creditor.

Delay of Payments and Transfers

       Payment of any cash withdrawal or lump sum death benefit due from the variable account will occur within seven days from the date the election becomes effective, except that we may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

       In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, the certificate gives us the right to delay effecting a transfer from a sub-account for up to seven days, but only in certain limited circumstances. However, the staff of the Commission currently interprets the Investment Company Act of 1940 to require the immediate processing of all transfers, and in compliance with that interpretation we will process all transfers immediately unless and until the Commission or its staff changes its interpretation or otherwise permits us to exercise this right. Subject to such approval, we may delay effecting such a transfer only if there is a delay of payment from an affected portfolio. If this happens, and if the prior approval of the Commission or its staff is obtained, then we will calculate the dollar value or number of units involved in the transfer from a sub-account on or as of the date we receive a written transfer request, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a sub-account.

       We may delay payment of any withdrawal from the fixed account for a period of not more than six months after we receive the request for such withdrawal. We delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page 26 of the prospectus.)

Notices and Directions

       We will not be bound by any authorization, direction, election or notice which is not in writing, or in a form and manner acceptable to us, and received at our service center.

       Any written notice we are required to send to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

Sales in Special Situations

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include:

1.   sales in certain group arrangements, such as employee savings plans;

2. sales to current or former officers, directors, employees and their families, of Transamerica and its affiliates;

3. sales to officers, directors, employees and their families, of the portfolios' investment advisers and their affiliates; or

4. sales to officers, directors, employees and sales agents, including registered representatives and their families, or broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

In such situations:

1.   the contingent deferred sales load may be reduced or waived;

2. the mortality and expense risk charge or administration charges may be reduced or waived; or

3. certain amounts may be credited to the contract account value, for example, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.

These reductions in fees or charges or credits to the account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to the account value are generally taxable and treated as purchase payments for purposes of income tax and any possible premium tax.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

       In accordance with regulations adopted by the Commission, we are required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account and income other than investment income at the beginning of such seven-day period, dividing such net change in certificate value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in certificate value reflects the deductions for the annual certificate fee, the mortality and expense risk charges and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the variable account will be lower than the yield for the Money Market Portfolio.

       The Commission also permits us to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

       The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of premiums) that may be applicable to a certificate.

Other Sub-Account Yield Calculations

       We may from time to time disclose the current annualized yield of one or more of the sub-accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

          YIELD =  2[[a - b+1]/6/-1]
                      -----
                       cd
       Where:

           a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.

           b = expenses for the sub-account accrued for the period (net of reimbursements).

           c = the average daily number of variable accumulation units outstanding during the period.

           d = the maximum offering price per variable accumulation unit on the last day of the period.

       Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all certificates. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular certificate. Contingent deferred sales load range from 6% to 0% of the amount of certificate value withdrawn depending on the elapsed time since the receipt of each premium attributable to the portion of the certificate value withdrawn.

       Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Average Total Return Calculations

       We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P[1+T]n = ERV

       Where:

         P = a hypothetical initial payment of $1,000

         T = average annual total return

         n = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period at the end of the one, five or ten-year period (or fractional portion thereof).

       All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales loads that may be applicable to a particular period.

Hypothetical (Adjusted Historical) Performance Data

       We may also disclose adjusted historical performance data for a sub-account, for periods before the sub-account commenced operations. Such performance information for the sub-account will be calculated based on the performance of the corresponding portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of certificate charges currently in effect. The portfolio used for these calculations will be the actual portfolio that the sub-account will invest in.

       This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the certificate is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the certificate is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

       We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

       We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

         CTR = [ERV/P] - 1

       Where:

         CTR = the cumulative total return net of sub-account recurring charges for the period.

         ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
         P =   a hypothetical initial payment of $1,000.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

General Limitations

       The figures below represent the past performance of the sub-accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

       Except for Transamerica Growth, the funds have provided the performance data for the sub-accounts. Except for Transamerica Growth none of the funds or their investment advisers are affiliated with Transamerica. In preparing the tables below, we have relied on the data provided by the funds. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

Money Market Sub-Account Yields

         The annualized yield for the Money Market Sub-Account for the seven-day period ending December 31, 2000 was 4.75%. The effective yield for the Money Market Sub-Account for the seven-day period ending December 31, 2000 was 4.86%.

Sub-Account Performance Figures Including Adjusted Historical Performance

       The charts below show historical performance data for the sub-accounts. Charts 1 through 3 show performance since the commencement of the sub-accounts. Charts 4 through 6 include, for certain sub-accounts, adjusted historical performance for the periods prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the certificates. These figures are not an indication of the future performance of the sub-accounts. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

Since Commencement of the Sub-Accounts

       The dates to the right of the sub-account names indicate the date of commencement of operation of the sub-accounts.

       1. Average annual total returns for periods since inception of the sub-account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, and the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6%.

------------------------------------------------------------------------------------------------------------------
                                                                                                   Inception
                                                      1 Year         3 Year        5 Year           of the
                                                       Ended         Ended          Ended         Sub-account
Sub-Account (Sub-account Inception Date)             12/31/00       12/31/00      12/31/00        to 12/31/00
------------------------------------------------------------------------------------------------------------------
Appreciation (4/5/93)/(1)/                            (8.92%)        9.44%         15.65%           15.24%
------------------------------------------------------------------------------------------------------------------
Balanced (5/1/97)/(1)/                               (11.53%)        4.97%           N/A             8.86%
------------------------------------------------------------------------------------------------------------------
Disciplined Stock (5/1/96)/(1)/                      (18.70%)        6.70%           N/A            14.61%
------------------------------------------------------------------------------------------------------------------
Growth and Income (12/15/94)/(1)/                    (12.58%)        4.11%          9.33%           16.76%
------------------------------------------------------------------------------------------------------------------
International Equity (12/15/94)/(1)/                 (24.12%)        8.25%          8.80%            8.67%
------------------------------------------------------------------------------------------------------------------
International Value (5/1/96)/(1)/                    (10.16%)        7.32%           N/A             6.99%
------------------------------------------------------------------------------------------------------------------
Limited Term High Income(4/30/97)/(1)/               (14.91%)       (6.30%)          N/A            (2.94%)
------------------------------------------------------------------------------------------------------------------
Money Market (1/4/93)                                 (0.88%)        2.22%          3.01%            3.43%
------------------------------------------------------------------------------------------------------------------
Quality Bond (1/4/93)/(1)/                             4.54%         2.74%          3.77%            5.87%
------------------------------------------------------------------------------------------------------------------
Small Cap (1/4/93)/(1)/                                1.85%         5.93%          9.86%           17.71%
------------------------------------------------------------------------------------------------------------------
Small Company Stock (5/1/96)/(1)/                     (3.38%)       (0.49%)          N/A             5.64%
------------------------------------------------------------------------------------------------------------------
Special Value (1/4/93)/(1)/                           (2.68%)        5.93%          6.62%            7.08%
------------------------------------------------------------------------------------------------------------------
Stock Index (1/4/93)/(1)/                            (18.55%)        7.87%         14.99%           14.66%
------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth (10/7/93)/(1)/           (21.11%)        9.94%         15.31%           16.18%
------------------------------------------------------------------------------------------------------------------
Core Bond (5/1/2000)/(1)/                               N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Core Value (5/1/98)/(1)/                               2.98%          N/A            N/A             4.93%
------------------------------------------------------------------------------------------------------------------
Emerging Leaders (5/1/2000)/(1)/                        N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Emerging Markets (5/1/2000)/(1)/                        N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
European Equity (10/1/99)/(1)/                        (8.52%)         N/A            N/A            14.30%
------------------------------------------------------------------------------------------------------------------
Founders Discovery (5/1/2000)/(1)/                      N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Founders Growth (5/3/99)/(1)/                        (35.62%)         N/A            N/A           (10.74%)
------------------------------------------------------------------------------------------------------------------
Founders International Equity (10/1/99)/(1)/         (25.09%)         N/A            N/A             4.42%
------------------------------------------------------------------------------------------------------------------
Founders Passport (5/3/99)/(1)/                      (32.18%)         N/A            N/A             7.13%
------------------------------------------------------------------------------------------------------------------
Japan (5/1/2000)/(1)/                                   N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
MidCap Stock (5/1/98)/(1)/                            (3.71%)         N/A            N/A             0.90%
------------------------------------------------------------------------------------------------------------------
Technology Growth (10/1/99)/(1)/                     (39.41%)         N/A            N/A            (3.13%)
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth (5/1/98)/(2)/                (16.41%)         N/A            N/A             8.69%
------------------------------------------------------------------------------------------------------------------

       2. Average annual total returns for period since inception of the sub-account are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6% which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if the performance data for the required periods with the contingent deferred sales load deduction is also disclosed.

------------------------------------------------------------------------------------------------------------------
                                                                                                   Inception
                                                                                                    of the
                                                   1 Year Ended   3 Year Ended  5 Year Ended      Sub-account
Sub-Account (Sub-Account Inception Date)             12/31/00       12/31/00      12/31/00        to 12/31/00
------------------------------------------------------------------------------------------------------------------
Appreciation (4/5/93)/(1)/                            (3.52%)        10.81%        16.09%           15.24%
------------------------------------------------------------------------------------------------------------------
Balanced (5/1/97)/(1)/                                (6.13%)        6.46%           N/A             9.95%
------------------------------------------------------------------------------------------------------------------
Disciplined Stock (5/1/96)/(1)/                      (13.30%)        8.14%           N/A            15.14%
------------------------------------------------------------------------------------------------------------------
Growth and Income (12/15/94)/(1)/                     (7.18%)        5.63%          9.89%           16.91%
------------------------------------------------------------------------------------------------------------------
International Equity (12/15/94)/(1)/                 (18.72%)        9.66%          9.37%            8.89%
------------------------------------------------------------------------------------------------------------------
International Value (5/1/96)/(1)/                     (4.76%)        8.75%           N/A             7.66%
------------------------------------------------------------------------------------------------------------------
Limited Term High Income(4/30/97)/(1)/                (9.51%)       (4.62%)          N/A            (1.62%)
------------------------------------------------------------------------------------------------------------------
Money Market (1/4/93)                                  4.52%         3.79%          3.72%            3.43%
------------------------------------------------------------------------------------------------------------------
Quality Bond (1/4/93)/(1)/                            10.54%         4.29%          4.45%            5.87%
------------------------------------------------------------------------------------------------------------------
Small Cap (1/4/93)/(1)/                                7.25%         7.39%         10.41%           17.71%
------------------------------------------------------------------------------------------------------------------
Small Company Stock (5/1/96)/(1)/                      2.03%         1.00%           N/A             6.34%
------------------------------------------------------------------------------------------------------------------
Special Value (1/4/93)/(1)/                            2.72%         7.39%          7.24%            7.08%
------------------------------------------------------------------------------------------------------------------
Stock Index (1/4/93)/(1)/                            (13.15%)        9.28%         15.44%           14.66%
------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth (10/7/93)/(1)/           (15.71%)       11.30%         15.76%           16.19%
------------------------------------------------------------------------------------------------------------------
Core Bond (5/1/2000)/(1)/                               N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Core Value (5/1/98)/(1)/                               8.38%          N/A            N/A             6.65%
------------------------------------------------------------------------------------------------------------------
Emerging Leaders (5/1/2000)/(1)/                        N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Emerging Markets (5/1/2000)/(1)/                        N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
European Equity (10/1/99)/(1)/                        (3.12%)         N/A            N/A            18.99%
------------------------------------------------------------------------------------------------------------------
Founders Discovery (5/1/2000)/(1)/                      N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Founders Growth (5/3/99)/(1)/                        (30.22%)         N/A            N/A            (7.26%)
------------------------------------------------------------------------------------------------------------------
Founders International Equity (10/1/99)/(1)/         (19.69%)         N/A            N/A             9.19%
------------------------------------------------------------------------------------------------------------------
Founders Passport (5/3/99)/(1)/                      (26.78%)         N/A            N/A            10.57%
------------------------------------------------------------------------------------------------------------------
Japan (5/1/2000)/(1)/                                   N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
MidCap Stock (5/1/98)/(1)/                             1.69%          N/A            N/A             2.56%
------------------------------------------------------------------------------------------------------------------
Technology Growth (10/1/99)/(1)/                     (34.01%)         N/A            N/A             1.26%
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth (5/1/98)/(2)/                (11.01%)         N/A            N/A            13.19%
------------------------------------------------------------------------------------------------------------------

     3. Cumulative total returns for periods since inception of the sub-accounts are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if performance data for the required periods with the contingent deferred sales load deduction is also disclosed.


-------------------------------------------------------------------------------
                                                         Inception of
                                                          Sub-account
Sub-Account (Sub-Account Inception Date)                  to 12/31/00
-------------------------------------------------------------------------------
Appreciation (4/5/93)/(1)/                                 200.29%
-------------------------------------------------------------------------------
Balanced (5/1/97)/(1)/                                      41.65%
-------------------------------------------------------------------------------
Disciplined Stock (5/1/96)/(1)/                             93.13%
-------------------------------------------------------------------------------
Growth and Income (12/15/94)/(1)/                          157.35%
-------------------------------------------------------------------------------
International Equity (12/15/94)/(1)/                        67.41%
-------------------------------------------------------------------------------
International Value (5/1/96)/(1)/                           41.16%
-------------------------------------------------------------------------------
Limited Term High Income(4/30/97)/(1)/                      (5.82%)
-------------------------------------------------------------------------------
Money Market (1/4/93)                                       30.97%
-------------------------------------------------------------------------------
Quality Bond (1/4/93)/(1)/                                  57.82%
-------------------------------------------------------------------------------
Small Cap (1/4/93)/(1)/                                    268.51%
-------------------------------------------------------------------------------
Small Company Stock (5/1/96)/(1)/                           33.26%
-------------------------------------------------------------------------------
Special Value (1/4/93)/(1)/                                 72.80%
-------------------------------------------------------------------------------
Stock Index (1/4/93)/(1)/                                  198.69%
-------------------------------------------------------------------------------
Socially Responsible Growth (10/7/93)/(1)/                 196.33%
-------------------------------------------------------------------------------
Core Bond (5/1/2000)/(1)/                                    8.43%
-------------------------------------------------------------------------------
Core Value (5/1/98)/(1)/                                    18.77%
-------------------------------------------------------------------------------
Emerging Leaders (5/1/2000)/(1)/                            16.27%
-------------------------------------------------------------------------------
Emerging Markets (5/1/2000)/(1)/                           (29.53%)
-------------------------------------------------------------------------------
European Equity (10/1/99)/(1)/                              24.27%
-------------------------------------------------------------------------------
Founders Discovery (5/1/2000)/(1)/                         (30.92%)
-------------------------------------------------------------------------------
Founders Growth (5/3/99)/(1)/                              (11.82%)
-------------------------------------------------------------------------------
Founders International Equity (10/1/99)/(1)/                11.62%
-------------------------------------------------------------------------------
Founders Passport (5/3/99)/(1)/                             18.27%
-------------------------------------------------------------------------------
Japan (5/1/2000)/(1)/                                      (23.09%)
-------------------------------------------------------------------------------
MidCap Stock (5/1/98)/(1)/                                   6.99%
-------------------------------------------------------------------------------
Technology Growth (10/1/99)/(1)/                             1.58%
-------------------------------------------------------------------------------
Transamerica VIF Growth (5/1/98)/(2)/                       39.33%
-------------------------------------------------------------------------------

Since Commencement of the Portfolios

       The dates to the right of the portfolio names indicate the date of commencement of operation of the Portfolios.

       4. Average annual total returns for periods since inception of the portfolio, including adjusted historical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, and the administration charge of $30 per annum adjusted for average account size and the maximum contingent deferred sales load of 6%.

------------------------------------------------------------------------------------------------------------------
                                                                                                   Inception
                                                                                                    of the
                                                                                                 Corresponding
Portfolio                                          1 Year Ended   3 Year Ended  5 Year Ended       Portfolio
(Corresponding Portfolio Inception Date)             12/31/00       12/31/00      12/31/00        to 12/31/00
------------------------------------------------------------------------------------------------------------------
Appreciation (4/5/93)/(1)/                            (8.92%)        9.44%         15.65%           15.24%
------------------------------------------------------------------------------------------------------------------
Balanced (5/1/97)/(1)/                               (11.53%)        4.97%           N/A             8.86%
------------------------------------------------------------------------------------------------------------------
Disciplined Stock (4/30/96)/(1)/                     (18.70%)        6.70%           N/A            14.61%
------------------------------------------------------------------------------------------------------------------
Growth and Income (5/2/94)/(1)/                      (12.58%)        4.11%          9.33%           15.01%
------------------------------------------------------------------------------------------------------------------
International Equity (5/2/94)/(1)/                   (24.12%)        8.25%          8.80%            7.66%
------------------------------------------------------------------------------------------------------------------
International Value (5/1/96)/(1)/                    (10.16%)        7.32%           N/A             6.99%
------------------------------------------------------------------------------------------------------------------
Limited Term High Income(4/30/97)/(1)/               (14.91%)       (6.30%)          N/A            (2.94%)
------------------------------------------------------------------------------------------------------------------
Money Market (8/31/90)                                (0.88%)        2.22%          3.01%            3.53%
------------------------------------------------------------------------------------------------------------------
Quality Bond (8/31/90)/(1)/                            4.54%         2.74%          3.77%            6.92%
------------------------------------------------------------------------------------------------------------------
Small Cap (8/31/90)/(1)/                               1.85%         5.93%          9.86%           30.91%
------------------------------------------------------------------------------------------------------------------
Small Company Stock (5/1/96)/(1)/                     (3.38%)       (0.54%)          N/A             5.64%
------------------------------------------------------------------------------------------------------------------
Special Value (8/31/90)/(1)/                          (2.68%)        5.93%          6.62%            6.41%
------------------------------------------------------------------------------------------------------------------
Stock Index (9/29/89)/(1)/                           (18.55%)        7.87%         14.99%           12.86%
------------------------------------------------------------------------------------------------------------------
Socially Responsible (10/7/93)/(1)/                  (21.11%)        9.94%         15.31%           16.18%
------------------------------------------------------------------------------------------------------------------
Core Bond (5/1/00)/(1)/                                 N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Core Value (5/1/98)/(1)/                               2.98%          N/A            N/A             4.93%
------------------------------------------------------------------------------------------------------------------
Emerging Leaders (12/15/99)/(1)/                      28.43%          N/A            N/A            36.38%
------------------------------------------------------------------------------------------------------------------
Emerging Markets (12/15/99)/(1)/                     (32.33%)         N/A            N/A           (24.71%)
------------------------------------------------------------------------------------------------------------------
European Equity (4/30/99)/(1)/                        (8.52%)         N/A            N/A            10.33%
------------------------------------------------------------------------------------------------------------------
Founders Discovery (12/15/99)/(1)/                   (19.27%)         N/A            N/A            (9.29%)
------------------------------------------------------------------------------------------------------------------
Founders Growth (9/30/98)/(1)/                       (35.62%)         N/A            N/A             6.85%
------------------------------------------------------------------------------------------------------------------
Founders International Equity (9/30/98)/(1)/         (25.09%)         N/A            N/A            16.28%
------------------------------------------------------------------------------------------------------------------
Founders Passport (9/30/98)/(1)/                     (32.18%)         N/A            N/A            16.65%
------------------------------------------------------------------------------------------------------------------
Japan (12/15/99)/(1)/                                 (3.15%)         N/A            N/A            (0.41%)
------------------------------------------------------------------------------------------------------------------
MidCap Stock (5/1/98)/(1)/                            (3.71%)         N/A            N/A             0.90%
------------------------------------------------------------------------------------------------------------------
Technology Growth (8/31/99)/(1)/                     (39.41%)         N/A            N/A            (2.40%)
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth(2/26/69)/(2)/                (16.41%)       18.45%         25.13%           25.12%
------------------------------------------------------------------------------------------------------------------

       5. Average annual total returns for period since inception of the portfolio including adjusted historical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6% which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if the performance data for the required periods with no contingent deferred sales load deduction is also disclosed.

------------------------------------------------------------------------------------------------------------------
                                                                                                   Inception
                                                                                                    of the
                                                                                                 Corresponding
Portfolio                                          1 Year Ended   3 Year Ended  5 Year Ended       Portfolio
(Corresponding Portfolio Inception Date)             12/31/00       12/31/00      12/31/00        to 12/31/00
------------------------------------------------------------------------------------------------------------------
Appreciation (4/5/93)/(1)/                            (3.52%)        10.81%        16.09%           15.24%
------------------------------------------------------------------------------------------------------------------
Balanced (5/1/97)/(1)/                                (6.13%)        6.46%           N/A             9.95%
------------------------------------------------------------------------------------------------------------------
Disciplined Stock (4/30/96)/(1)/                     (13.30%)        8.14%           N/A            15.14%
------------------------------------------------------------------------------------------------------------------
Growth and Income (5/2/94)/(1)/                       (7.18%)        5.63%          9.89%           15.15%
------------------------------------------------------------------------------------------------------------------
International Equity (5/2/94)/(1)/                   (18.72%)        9.66%          9.37%            7.87%
------------------------------------------------------------------------------------------------------------------
International Value (5/1/96)/(1)/                     (4.76%)        8.75%           N/A             7.66%
------------------------------------------------------------------------------------------------------------------
Limited Term High Income(4/30/97)/(1)/                (9.51%)       (4.62%)          N/A            (1.62%)
------------------------------------------------------------------------------------------------------------------
Money Market (8/31/90)                                 4.52%         3.79%          3.72%            3.54%
------------------------------------------------------------------------------------------------------------------
Quality Bond (8/31/90)/(1)/                           10.54%         4.29%          4.45%            6.93%
------------------------------------------------------------------------------------------------------------------
Small Cap (8/31/90)/(1)/                               7.25%         7.39%         10.41%           30.91%
------------------------------------------------------------------------------------------------------------------
Small Company Stock (5/1/96)/(1)/                      2.03%         1.00%           N/A             6.34%
------------------------------------------------------------------------------------------------------------------
Special Value (8/31/90)/(1)/                           2.72%         7.39%          7.24%            6.41%
------------------------------------------------------------------------------------------------------------------
Stock Index (9/29/89)/(1)/                           (13.15%)        9.28%         15.44%           12.86%
------------------------------------------------------------------------------------------------------------------
Socially Responsible (10/7/93)/(1)/                  (15.71%)       11.30%         15.76%           16.19%
------------------------------------------------------------------------------------------------------------------
Core Bond (5/1/00)/(1)/                                 N/A           N/A            N/A              N/A
------------------------------------------------------------------------------------------------------------------
Core Value (5/1/98)/(1)/                               8.38%          N/A            N/A             6.65%
------------------------------------------------------------------------------------------------------------------
Emerging Leaders (12/15/99)/(1)/                      34.43%          N/A            N/A            42.00%
------------------------------------------------------------------------------------------------------------------
Emerging Markets (12/15/99)/(1)/                     (26.93%)         N/A            N/A           (19.50%)
------------------------------------------------------------------------------------------------------------------
European Equity (4/30/99)/(1)/                        (3.12%)         N/A            N/A            13.68%
------------------------------------------------------------------------------------------------------------------
Founders Discovery (12/15/99)/(1)/                   (13.87%)         N/A            N/A            (4.13%)
------------------------------------------------------------------------------------------------------------------
Founders Growth (9/30/98)/(1)/                       (30.22%)         N/A            N/A             8.89%
------------------------------------------------------------------------------------------------------------------
Founders International Equity (9/30/98)/(1)/         (19.69%)         N/A            N/A            18.12%
------------------------------------------------------------------------------------------------------------------
Founders Passport (9/30/98)/(1)/                     (26.78%)         N/A            N/A            18.48%
------------------------------------------------------------------------------------------------------------------
Japan (12/15/99)/(1)/                                  2.25%          N/A            N/A             4.73%
------------------------------------------------------------------------------------------------------------------
MidCap Stock (5/1/98)/(1)/                             1.69%          N/A            N/A             2.56%
------------------------------------------------------------------------------------------------------------------
Technology Growth (8/31/99)/(1)/                     (34.01%)         N/A            N/A             1.70%
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth(2/26/69)/(2)/                (11.01%)       19.51%         25.42%           25.12%
------------------------------------------------------------------------------------------------------------------

     6. Cumulative total returns for periods since inception of the portfolio, including hypothetical performance are as follows. These figures include mortality and expenses charges deducted at 1.25%, the administrative expenses charge of 0.15% per annum, and the administration charge of $30 per annum adjusted for average account size but do not reflect the maximum contingent deferred sales load of 6%, which if reflected would reduce the figures. Performance data with no contingent deferred sales load deduction will only be disclosed if performance data for the required periods with no contingent deferred sales load deduction is also disclosed.

--------------------------------------------------------------------------------
                                                        Inception of the
Portfolio                                            Corresponding Portfolio
(Corresponding Portfolio Inception Date)                   to 12/31/00
--------------------------------------------------------------------------------
Appreciation (4/5/93)/(1)/                                   200.29%
--------------------------------------------------------------------------------
Balanced (5/1/97)/(1)/                                        41.65%
--------------------------------------------------------------------------------
Disciplined Stock (4/30/96)/(1)/                              93.13%
--------------------------------------------------------------------------------
Growth and Income (5/2/94)/(1)/                              156.17%
--------------------------------------------------------------------------------
International Equity (5/2/94)/(1)/                            65.72%
--------------------------------------------------------------------------------
International Value (5/1/96)/(1)/                             41.16%
--------------------------------------------------------------------------------
Limited Term High Income(4/30/97)/(1)/                        (5.82%)
--------------------------------------------------------------------------------
Money Market (8/31/90)                                        43.28%
--------------------------------------------------------------------------------
Quality Bond (8/31/90)/(1)/                                  100.02%
--------------------------------------------------------------------------------
Small Cap (8/31/90)/(1)/                                   1,523.77%
--------------------------------------------------------------------------------
Small Company Stock (5/1/96)/(1)/                             33.26%
--------------------------------------------------------------------------------
Special Value (8/31/90)/(1)/                                  90.22%
--------------------------------------------------------------------------------
Stock Index (9/29/89)/(1)/                                   290.88%
--------------------------------------------------------------------------------
Socially Responsible (10/7/93)/(1)/                          196.33%
--------------------------------------------------------------------------------
Core Bond (5/1/00)/(1)/                                        8.43%
--------------------------------------------------------------------------------
Core Value (5/1/98)/(1)/                                      18.77%
--------------------------------------------------------------------------------
Emerging Leaders (12/15/99)/(1)/                              44.51%
--------------------------------------------------------------------------------
Emerging Markets (12/15/99)/(1)/                             (20.37%)
--------------------------------------------------------------------------------
European Equity (4/30/99)/(1)/                                24.03%
--------------------------------------------------------------------------------
Founders Discovery (12/15/99)/(1)/                            (4.33%)
--------------------------------------------------------------------------------
Founders Growth (9/30/98)/(1)/                                21.23%
--------------------------------------------------------------------------------
Founders International Equity (9/30/98)/(1)/                  45.71%
--------------------------------------------------------------------------------
Founders Passport (9/30/98)/(1)/                              46.71%
--------------------------------------------------------------------------------
Japan (12/15/99)/(1)/                                          4.97%
--------------------------------------------------------------------------------
MidCap Stock (5/1/98)/(1)/                                     6.99%
--------------------------------------------------------------------------------
Technology Growth (8/31/99)/(1)/                               2.28%
--------------------------------------------------------------------------------
Transamerica VIF Growth(2/26/69)/(2)/                        945.75%
--------------------------------------------------------------------------------

/(1)/The Service Class Shares were not available until December 31, 2000, therefore, the figures shown reflect performance for the Initial Class Shares. Performance for Service Class Shares would be lower because they are subject to a 12b-1 Fee.
/(2)/The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor. The performance shown in the "since inception" box for the Transamerica Growth Sub-Account is 10-year performance, not performance since 1969.

FEDERAL TAX MATTERS

       The Dreyfus/Transamerica Triple Advantage(R) Variable Annuity may be purchased on a non-tax-qualified basis ("non-qualified certificates") or purchased and used in connection with plans qualifying for special tax treatment ("qualified certificates"). Qualified certificates are designed for use by individual retirement plans qualified for special tax treatment under Section 401, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code").The ultimate effect of federal income taxes on the certificate value, on annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary may depend on the type of retirement plan for which the certificate is purchased, on the tax and employment status of the individual concerned and on our tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Taxation of Transamerica

       We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the certificate. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the certificate.

       Accordingly, we do not anticipate that we will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all certificates) in order to set aside provisions to pay such taxes.

Tax Status of the Certificates

       Code Section 817(h) requires that with respect to non-qualified certificates, the investments of the funds be "adequately diversified" in accordance with Treasury regulations in order for the certificates to qualify as annuity contracts under federal tax law. The variable account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the funds' assets may be invested.

       In certain circumstances, owners of variable annuity certificates may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their certificates. In those circumstances, income and gains from the separate account assets would be includible in the variable certificate owner's gross income. The IRS has stated in published rulings that a variable certificate owner will be considered the owner of separate account assets if the certificate owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which certificateholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

       The ownership rights under the certificate are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and certificate values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the certificate as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

       In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified certificate to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the certificate has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the certificate will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the certificate passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the certificate may be continued with the surviving spouse as the new owner.

       The non-qualified certificates contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to qualified certificates.

DISTRIBUTION OF THE CERTIFICATE

       Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the certificates. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any of its affiliates. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

       TSSC has entered into sales agreements with other broker/dealers to solicit applications for the certificates through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the certificates may be solicited by registered representatives of the broker/dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker/dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

     Transamerica Financial Resources, Inc. ("TFR") is an underwriter and distributor of the certificates. TFR is a wholly-owned subsidiary of Transamerica Insurance Corporation of California and is registered with the Commission and the NASD as a broker/dealer.

       Under the agreements, applications for the certificates will be sold by broker/dealers which will receive compensation as described in the prospectus.

       The offering of the certificates is expected to be continuous and neither TSSC nor TFR anticipate discontinuing the offering of the certificates. However, TSSC and TFR reserve the right to discontinue the offering of the certificates.

       During fiscal year 2000 and 1999, $7,700,616.77 and $6,185,100.34, respectively, in commissions was paid to TSSC and TFR as co-underwriters of the certificates; no amounts were retained by TSSC or TFR.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

       Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

TRANSAMERICA

General Information and History

     Transamerica is wholly-owned by Transamerica Occidental Life Insurance Company, which is, in turn, an indirect subsidiary of Transamerica Corporation. Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

STATE REGULATION

       We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain certificate rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the certificates will be modified accordingly.

RECORDS AND REPORTS

       All records and accounts relating to the variable account will be maintained by us or by our service center. As presently required by the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

       This Statement of Additional Information contains the financial statements for the subaccounts of the variable account as of December 31, 2000, and for each of the two years in the period then ended.

       The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999 and for each of the three years in the period then ended, included in this Statement of Additional Information should be considered only as bearing on the ability of Transamerica to meet its obligations under the certificates. They should not be considered as bearing on the investment performance of the assets held in the variable account.

                                    APPENDIX

         Accumulation Transfer Formula

         Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1   AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT) is the dollar amount being transferred from the variable sub-account.

                    Financial Statements - Statutory Basis

                Transamerica Life Insurance Company of New York

                 Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                Transamerica Life Insurance Company of New York

                     Financial Statements-Statutory Basis


                 Years ended December 31, 2000, 1999 and 1998



                                    Contents

Report of Independent Auditors............................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis..........................................  3
Statements of Operations - Statutory Basis................................  5
Statements of Changes in Capital and Surplus - Statutory Basis............  7
Statements of Cash Flow - Statutory Basis.................................  8
Notes to Financial Statements - Statutory Basis........................... 10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in
   Related Parties........................................................ 26
Schedule III - Supplementary Insurance Information........................ 27
Schedule IV - Reinsurance................................................. 29

                         Report of Independent Auditors

Board of Directors
Transamerica Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company of New York, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company of New York at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the New York Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
March 14, 2001

                Transamerica Life Insurance Company of New York

                       Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)


                                                              December 31
                                                         2000             1999
                                                    ----------------------------

Admitted assets
Cash and invested assets:
   Bonds                                             $  930,784       $  764,615
   Real estate                                                -              323
   Policy loans                                          19,302           14,398
   Cash and short-term investments                       26,966           40,120
   Receivable for securities sold                             -            3,574
                                                    ----------------------------
Total cash and invested assets                          977,052          823,030

Accrued investment income                                16,712           14,577
Receivable from affiliates                                    -            2,840
Premiums deferred and uncollected                           564              742
Transfers from separate accounts due or accrued          23,717           22,048
Reinsurance balances recoverable                          2,465            3,240
Federal income tax recoverable                              573                -
Separate account assets                                 595,079          587,827







                                                    ----------------------------
Total admitted assets                                $1,616,162       $1,454,304
                                                    ============================

                                                                   December 31
                                                              2000             1999
                                                         -------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                 $  170,694       $  134,786
     Annuity                                                 754,544          620,601
     Accident and health                                          50              249
   Policy and contract claim reserves:
     Life                                                      7,243            2,684
   Other policyholders' funds                                    608            1,051
   Remittances and items not allocated                        47,176            9,614
   Asset valuation reserve                                     6,188            4,107
   Interest maintenance reserve                                    -              711
   Funds held under coinsurance                                    -           27,709
   Payable for securities                                          -            9,043
   Federal income taxes payable                                    -            1,750
   Other liabilities                                           9,110            3,763
   Separate account liabilities                              595,079          587,827
                                                         -------------------------------
Total liabilities                                          1,590,692        1,403,896

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $1,000 par value, 2,000,000 authorized        2,000            2,000
   Paid-in surplus                                            83,920           83,920
   Unassigned surplus (deficit)                              (60,450)         (35,512)
                                                         -------------------------------
Total capital and surplus                                     25,470           50,408
                                                         -------------------------------
Total liabilities and capital and surplus                 $1,616,162       $1,454,304
                                                         ===============================

See accompanying notes.

                 Transamerica Life Insurance Company of New York

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                         Year ended December 31
                                                                   2000           1999           1998
                                                             -------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
      Life                                                     $  22,058      $  13,133      $  13,337
      Annuity                                                    265,288        327,310        251,085
      Accident and health                                             72            430            326
   Net investment income                                          64,204         48,557         36,867
   Amortization of interest maintenance reserve                     (206)           286            311
   Commissions and expense allowances on reinsurance ceded         1,515          4,221          4,934
   Separate account fee income                                     8,599          7,922          5,863
   Other income                                                    3,078            201             75
                                                             -------------------------------------------
                                                                 364,608        402,060        312,798
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                        11,071          5,881          5,740
     Surrender benefits                                          120,397         72,716         52,986
     Other benefits                                               18,792         14,594         14,611
     Increase (decrease) in aggregate reserves for
       policies and contracts:
       Life                                                        1,552          3,234          5,950
       Annuity                                                   133,941        185,546        127,854
       Accident and health                                          (199)            42            180
       Other                                                        (389)          (328)           490
                                                             -------------------------------------------
                                                                 285,165        281,685        207,811
Insurance expenses:
   Commissions                                                    19,813         23,639         19,936
   General insurance expenses                                     13,850         14,469         12,512
   Taxes, licenses and fees                                          374            397            897
   Net transfers to separate accounts                             52,852         75,468         77,955
   Other                                                              99          1,148             71
                                                             -------------------------------------------
                                                                  86,988        115,121        111,371
                                                             -------------------------------------------
                                                                 372,153        396,806        319,182
                                                             -------------------------------------------
Gain (loss) from operations before federal
   income tax expense (benefit) and net realized
   capital gains (losses) on investments                          (7,545)         5,254         (6,384)

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)

                                                                         Year ended December 31
                                                                   2000          1999            1998
                                                          -------------------------------------------------
Federal income tax expense (benefit)                          $   (1,793)     $    2,627      $   (1,570)
                                                          -------------------------------------------------
Gain (loss) from operations before net realized
   capital gains (losses) on investments                          (5,752)          2,627          (4,814)

Net realized capital gains (losses) on investments
   (net of related federal income tax expense and
   amounts transferred from/to interest
   maintenance reserve)                                              996               7             (77)
                                                          -------------------------------------------------
Net income (loss)                                             $   (4,756)     $    2,634      $   (4,891)
                                                          =================================================

See accompanying notes.

                Transamerica Life Insurance Company of New York

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                              Unassigned        Total
                                                Common         Paid-In          Surplus      Capital and
                                                 Stock         Surplus         (Deficit)        Surplus
                                           ----------------------------------------------------------------
Balance at January 1, 1998                       $2,000         $54,920        $(33,329)        $23,591
   Net loss                                           -               -          (4,891)         (4,891)
   Change in non-admitted assets                      -               -            (249)           (249)
   Change in asset valuation reserve                  -               -            (429)           (429)
   Capital contribution                               -           5,000               -           5,000
                                           ----------------------------------------------------------------
Balance at December 31, 1998                      2,000          59,920         (38,898)         23,022
   Net income                                         -               -           2,634           2,634
   Change in non-admitted assets                      -               -           1,834           1,834
   Change in asset valuation reserve                  -               -            (991)           (991)
   Change in liability for
     reinsurance in unauthorized
     companies                                        -               -             (91)            (91)
   Capital contribution                               -          24,000               -          24,000
                                           ----------------------------------------------------------------
Balance at December 31, 1999                      2,000          83,920         (35,512)         50,408
   Net loss                                           -               -          (4,756)         (4,756)
   Change in non-admitted assets                      -               -         (13,491)        (13,491)
   Change in asset valuation reserve                  -               -          (2,084)         (2,084)
   Change in liability for
     reinsurance in unauthorized
     companies                                        -               -            (593)           (593)
   Reinsurance recapture                              -               -          (2,216)         (2,216)
   Other adjustments                                  -               -          (1,798)         (1,798)
                                           ----------------------------------------------------------------
Balance at December 31, 2000                     $2,000         $83,920        $(60,450)        $25,470
                                           ================================================================

See accompanying notes.

                 Transamerica Life Insurance Company of New York

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)

                                                              Year ended December 31
                                                        2000           1999           1998
                                              -------------------------------------------------
Operating activities
Premiums and annuity considerations                 $  39,251      $  12,266      $  26,673
Fund deposits                                         252,944        321,513        246,760
Allowances and reserve adjustments
   received on reinsurance ceded                        1,514          3,920          1,242
Investment income received                             61,994         43,839         36,613
Other revenues                                          8,599          7,922          5,939
Life and accident and health claims paid               (8,805)        (4,636)        (7,929)
Surrender benefits and other fund
   withdrawals paid                                  (120,397)       (72,727)       (53,876)
Annuity and other benefits paid to
   policyholders                                      (18,810)       (14,782)       (14,613)
Commissions, other expenses and taxes
   paid                                               (37,517)       (40,579)       (31,129)
Net transfers to separate accounts                    (54,521)       (79,873)       (83,072)
Federal income taxes received (paid)                    1,821            860           (615)
                                              -------------------------------------------------
Net cash provided by operating activities             126,073        177,723        125,993

Investing activities
Proceeds from bonds sold, matured
   or repaid                                          476,480        180,402        101,518
Other                                                   3,917              -              -
Proceeds from real estate                                 512              -              -
Cost of bonds acquired                               (652,795)      (382,306)      (209,941)
Net increase in policy loans                           (4,965)        (1,101)        (1,602)
                                              -------------------------------------------------
Net cash used in investing activities                (176,851)      (203,005)      (110,025)

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)


                                                            Year ended December 31
                                                    2000             1999              1998
                                               --------------------------------------------------
Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid-in                   $       -         $  24,000        $   5,000
   Other sources                                    54,156            21,149           24,417
                                               --------------------------------------------------
Total other cash provided                           54,156            45,149           29,417

Other cash applied:
   Other applications, net                         (16,532)          (25,551)          (2,790)
                                               --------------------------------------------------
Total other cash applied                           (16,532)          (25,551)          (2,790)
                                               --------------------------------------------------
Net cash provided by financing and
   miscellaneous activities                         37,624            19,598           26,627
                                               --------------------------------------------------
Net (decrease) increase in cash and short-
   term investments                                (13,154)           (5,684)          42,595

Cash and short-term investments:
   Beginning of year                                40,120            45,804            3,209
                                               --------------------------------------------------
   End of year                                   $  26,966         $  40,120        $  45,804
                                               ==================================================

See accompanying notes.

                Transamerica Life Insurance Company of New York

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 2000


1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company of New York (the Company) is a stock life insurance company and is domiciled in New York. The Company is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect subsidiary of Transamerica Corporation ("Transamerica"). Transamerica is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company engages primarily in providing life insurance, fixed and variable pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the state of New York.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; and (k) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of New York has adopted the provisions of the revised manual with certain modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, as modified by New York, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value) and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage-backed and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the investment.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default. Further, income is not accrued when collection is uncertain.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 3.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.50 to
8.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $84,726, $114,905 and $108,969 in 2000, 1999 and 1998, respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge. Amounts received for mortality and expense risk charges are reported as separate account fee income.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all non-financial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices and are recognized in the statutory-basis balance sheet.

   Policy loans: The fair value of policy loans are assumed to equal their carrying amount.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




2. Fair Values of Financial Instruments (continued)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, including separate account liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                             December 31
                                                 2000                              1999
                                    --------------------------------  --------------------------------
                                        Carrying           Fair           Carrying          Fair
                                         Amount            Value           Amount           Value
                                    --------------------------------  --------------------------------
Admitted assets
Bonds                                     $930,784        $922,490         $764,615        $737,519
Policy loans                                19,302          19,302           14,398          17,636
Cash and short-term investments             26,966          26,966           40,120          40,120
Separate account assets                    595,079         595,079          587,827         587,827

Liabilities
Investment contract liabilities            648,746         637,778          621,805         593,865
Separate account liabilities               595,079         560,077          587,827         561,722

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




3. Investments

The carrying value and fair value of investments in debt securities are summarized as follows:

                                                            Gross             Gross
                                         Carrying         Unrealized         Unrealized         Fair
                                          Amount            Gains             Losses            Value
                                    -----------------------------------------------------------------------
December 31, 2000
United States government
   and agencies                            $  3,911         $   179           $     -          $  4,090
State, municipal and other
   governments                               18,275             940                 -            19,215
Industries and miscellaneous                585,461          13,654            18,299           580,816
Public utilities                            199,731           3,107             7,055           195,783
Mortgage and other asset-backed
   securities                               123,406           2,011             2,831           122,586
                                    -----------------------------------------------------------------------
                                           $930,784         $19,891           $28,185          $922,490
                                    =======================================================================

December 31, 1999
United States government and
   agencies                                $  2,102         $    31           $    12          $  2,121
State, municipal and other
   governments                               17,216             265               247            17,234
Industries and miscellaneous                603,827           2,636            26,068           580,395
Public utilities                            140,670             270             3,971           136,969
Mortgage and other asset-backed
   securities                                   800               -                 -               800
                                    -----------------------------------------------------------------------
                                           $764,615         $ 3,202           $30,298          $737,519
                                    =======================================================================

The carrying value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




3. Investments (continued)

                                                            Carrying           Fair
                                                              Value             Value
                                                       ---------------------------------
 Due in one year or less                                 $    9,893        $    9,988
 Due after one year through five years                      238,801           236,572
 Due after five years through ten years                     236,320           235,149
 Due after ten years                                        322,364           318,195
                                                       ---------------------------------
                                                            807,378           799,904
Mortgage and other asset-backed securities                  123,406           122,586
                                                       --------------------------------
                                                          $ 930,784        $  922,490
                                                       ================================

A detail of net investment income is presented below:

                                                         Year ended December 31
                                                 2000             1999            1998
                                               ----------------------------------------------
Interest on bonds                                $61,378          $48,490         $36,818
Interest on policy loans                           1,281            1,034             896
Cash and short-term investments                    3,075            1,255             736
Other investments                                    102           (1,922)         (1,345)
                                               ----------------------------------------------
                                                  65,836           48,857          37,105
Less investment expense                           (1,632)            (300)           (238)
                                               ----------------------------------------------
                                                 $64,204          $48,557         $36,867
                                               ==============================================

Proceeds from sales and maturities of debt securities and related gross realized capital gains and losses were as follows:

                                                         Year ended December 31
                                                    2000           1999            1998
                                              ----------------------------------------------
   Proceeds                                        $476,480       $180,402        $101,518
                                              ==============================================

   Gross realized capital gains                    $  4,772       $    224        $  1,547
   Gross realized capital losses                    (14,625)        (1,287)           (125)
                                              ----------------------------------------------
   Net realized capital gains (losses)             $ (9,853)      $ (1,063)       $  1,422
                                              ==============================================

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)





3. Investments (continued)

At December 31, 2000, investments with an aggregate carrying value of $546 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) for investments are summarized below:

                                                                       Realized
                                                       ------------------------------------------
                                                                 Year ended December 31
                                                           2000          1999           1998
                                                       ------------------------------------------
   Debt securities                                        $(9,853)      $(1,063)        $1,422
   Real estate                                                189             -              -
   Tax expense (benefit)                                    3,917           379           (575)
   Transfer from (to) interest maintenance reserve          6,743           691           (924)
                                                       ------------------------------------------
   Net realized capital gains (losses)                    $   996       $     7         $  (77)
                                                       ==========================================

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                                Year ended December 31
                                                           2000          1999          1998
                                                       ------------------------------------------
   Direct premiums                                        $297,684       $362,451      $284,756
   Reinsurance ceded                                       (10,266)       (21,578)      (20,008)
                                                       ------------------------------------------
   Net premiums earned                                    $287,418       $340,873      $264,748
                                                       ==========================================

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)

4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $8,249, $9,702 and $4,661 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $967 and $1,711, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $9,706 and $47,259, respectively.

During 2000, the Company recaptured a reinsurance agreement. The effect of this transaction was recorded directly to surplus.

5. Income Taxes

The Company was included in a consolidated income tax return with Transamerica Corporation through July 21, 1999. Under a tax sharing agreement with Transamerica Corporation tax payments were made to, or refunds are received from, Transamerica Corporation in amounts which would result if the Company filed separate tax returns with federal taxing authorities.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates, including TOLIC. The method of all allocation between the companies for the period beginning July 22, 1999 is subject to a written tax allocation agreement as approved by the Board of Directors. This agreement requires that tax payments are made to, or refunds are received from, TOLIC, in amounts which would result from filing separate tax returns with federal taxing authorities.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




5. Income Taxes (continued)

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions:

                                                                 Year ended December 31
                                                         2000              1999             1998
                                                  ------------------------------------------------------
      Federal income taxes (recovery) at
         statutory rate                                  $(2,641)           $1,839           $(2,234)
      Tax reserve adjustment                               2,058                26              (181)
      Deferred acquisition costs                             929               784               692
      Difference in statutory and tax bases of
         investments                                         (81)              (72)             (118)
      Prior year under (over) accrual                     (1,914)               76               393
      Other                                                 (144)              (26)             (122)
                                                  ------------------------------------------------------
      Provision (benefit) for income taxes               $(1,793)           $2,627           $(1,570)
                                                  ======================================================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




6. Policy and Contract Attributes (continued)

                                                                   December 31
                                                        2000                         1999
                                               -------------------------  ----------------------------
                                                  Amount      Percent          Amount       Percent
                                               -------------------------  ----------------------------
Subject to discretionary withdrawal -
   with adjustment:
     At book value less surrender charge         $   473,475      36%         $   154,139       13%
     At market value                                 571,351      43              561,722       47

Subject to discretionary withdrawal -
   without adjustment                                 93,253       7              293,388       25
Not subject to discretionary withdrawal
   provision                                         188,619      14              174,176       15
                                               -------------------------  ----------------------------
Total annuity reserves and deposit
   liabilities                                     1,326,698     100%           1,183,425      100%
Less reinsurance ceded                                     -                          101
                                               -------------              ---------------
Net annuity reserves and deposit
   liabilities                                    $1,326,698                   $1,183,324
                                               =============              ===============

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                       2000               1999             1998
                                               ------------------------------------------------------
Transfers as reported in the summary of
   operations of the separate accounts
   statement:
     Transfers to separate accounts                   $84,726           $114,905         $108,969
     Transfers from separate accounts                  31,531             39,437           31,014
     Other funds adjustment, transaction gain
       (loss) and miscellaneous income                   (343)                 -                -
                                               ------------------------------------------------------
Transfers as reported in the statement
   of operations                                      $52,852          $  75,468        $  77,955
                                               ======================================================

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)





7. Capital and Surplus

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $2,347.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees of the Company are covered by the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs charged to income were not significant in 2000, 1999 or 1998.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income were not significant in 2000, 1999 or 1998.

9. Related Party Transactions

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include reinsurance transactions, computer services, investment services and advertising.

The Company had amounts due from affiliates of $2,840 as of December 31, 1999.

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)




10. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Through 1999, administrative and policy benefit costs associated with the settlement for the Company were not material and were borne by TOLIC. In 2000, the Company incurred costs of $2,151, after tax, related to this settlement. This amount has been recorded directly to capital and surplus. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

11. Reconciliation of Net Loss

The following table reconciles the net loss as reported in the Annual Statement filed with the Insurance Department to the amounts reported in the accompanying financial statements for the year ended December 31, 2000:

        Amount reported in Annual Statement                    $(3,598)
        Adjustment to federal income tax benefit                (1,158)
                                                           ---------------
        Amount reported herein                                 $(4,756)
                                                           ===============

There were no changes to total capital and surplus as reported in the Annual Statement filed with the Insurance Department as the federal income tax adjustment of $(1,158) was reported directly to surplus.

                                 Statutory-Basis

                          Financial Statement Schedules

                 Transamerica Life Insurance Company of New York

      Summary of Investments - Other Than Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 2000

Schedule I

                                                                                           Amount at
                                                                        Estimated         Which Shown
                                                                          Fair               in the
Type of Investment                                   Cost (1)             Value          Balance Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                         $  3,911         $    4,090           $  3,911
   Obligations of states and political
     subdivision                                         66,512             68,376             66,512
   Public utilities                                     199,731            195,783            199,731
   All other corporate bonds                            660,630            654,241            660,630
                                                -----------------------------------------------------------
Total fixed maturities                                  930,784            922,490            930,784

Policy loans                                             19,302                                19,302
Cash and short-term investments                          26,966                                26,966
                                                --------------------                  ---------------------
Total investments                                      $977,052                              $977,052
                                                ====================                  =====================

(1) Original cost of fixed maturities is reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                Transamerica Life Insurance Company of New York

                      Supplementary Insurance Information
                            (Dollars in thousands)

                               December 31, 2000

Schedule III


                                     Future Policy    Policy and
                                     Benefits and      Contract         Premium
                                       Expenses       Liabilities       Revenue
                                    --------------------------------------------

Year ended December 31, 2000
Individual life                        $167,653         $7,243        $  21,534
Group life and health                     3,091              -              596
Annuity                                 754,544              -          265,288
                                    --------------------------------------------
                                       $925,288         $7,243         $287,418
                                    ============================================

Year ended December 31, 1999
Individual life                        $132,388         $2,886        $  12,423
Group life and health                     2,647            250            1,140
Annuity                                 620,601           (452)         327,310
                                    --------------------------------------------
                                       $755,636         $2,684         $340,873
                                    ============================================

Year ended December 31, 1998
Individual life                        $130,094         $2,212        $  12,748
Group life and health                     2,049              -              916
Annuity                                 434,671           (345)         251,084
                                    --------------------------------------------
                                       $566,814         $1,867         $264,748
                                    ============================================

                Transamerica Life Insurance Company of New York

                            (Dollars in thousands)

                               December 31, 2000

Schedule III

                                            Benefits, Claims
                                 Net           Losses and          Other
                              Investment       Settlement        Operating         Premiums
                               Income*          Expenses         Expenses*          Written
                              -------------------------------------------------------------------
Year ended December 31, 2000
Individual life                $11,748           $ 27,108         $ 28,166
Group life and health              230                842              287          $   72
Annuity                         52,226            257,215           58,535
                              --------------------------------------------------
                               $64,204           $285,165         $ 86,988
                              ==================================================

Year ended December 31, 1999
Individual life                $ 9,794           $ 15,226         $ 13,492
Group life and health              171              1,210            1,179          $5,035
Annuity                         38,592            265,249          100,450
                              --------------------------------------------------
                               $48,557           $281,685         $115,121
                              ==================================================

Year ended December 31, 1998
Individual life                $ 9,460           $ 18,534         $ 12,986
Group life and health              134                398              941          $3,850
Annuity                         27,273            188,879           97,444
                              --------------------------------------------------
                               $36,867           $207,811         $111,371
                              ==================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.

                Transamerica Life Insurance Company of New York

                                  Reinsurance
                            (Dollars in thousands)

                               December 31, 2000

Schedule IV

                                                    Ceded to
                                    Gross             Other             Net
                                    Amount          Companies          Amount
                                  ---------------------------------------------
Year ended December 31, 2000
Life insurance in force             $4,361,062     $1,904,599       $2,456,463
                                  =============================================

Premiums:
   Individual life                  $   30,085     $    8,551       $   21,534
   Group life and health                 1,216            620              596
   Annuity                             266,383          1,095          265,288
                                  ---------------------------------------------
                                    $  297,684     $   10,266       $  287,418
                                  =============================================

Year ended December 31, 1999
Life insurance in force             $4,272,811     $2,887,956       $1,384,855
                                  =============================================

Premiums:
   Individual life                  $   35,537     $   17,317       $   18,220
   Group life and health                 5,035          3,895            1,140
   Annuity                             321,879            366          321,513
                                  ---------------------------------------------
                                    $  362,451     $   21,578       $  340,873
                                  =============================================

Year ended December 31, 1998
Life insurance in force             $4,521,321     $2,798,793       $1,722,528
                                  =============================================

Premiums:
   Individual life                  $   34,146     $   17,074       $   17,072
   Group life and health                 3,850          2,934              916
   Annuity                             246,760              -          246,760
                                  ---------------------------------------------
                                    $  284,756     $   20,008       $  264,748
                                  =============================================

                             Financial Statements

                Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York-
                     Dreyfus/Transamerica Triple Advantage

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                             Financial Statements


                         Year ended December 31, 2000



                                   Contents


Report of Independent Auditors.......................................   1

Financial Statements

Balance Sheets.......................................................   2
Statements of Operations.............................................  14
Statements of Changes in Contract Owners' Equity.....................  20
Notes to Financial Statements........................................  29

                        Report of Independent Auditors



The Board of Directors and Contract Owners of
 Dreyfus/Transamerica Triple Advantage,
Transamerica Life Insurance Company of New York


We have audited the accompanying balance sheets of Separate Account VA-2LNY of Transamerica Life Insurance Company of New York (comprised of the Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Income, Balanced, Dreyfus Stock Index, Dreyfus Socially Responsible Growth, Core Bond, Core Value, Mid-Cap Stock, Founders Growth, Founders Passport, Founders International Equity, European Equity, Technology Growth, Founders Discovery, Emerging Leaders, Emerging Markets, Japan, and Transamerica VIF Growth subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage, as of December 31, 2000, the related statements of operations for the period then ended as indicated thereon and statements of changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Separate Account VA-2LNY of Transamerica Life Insurance Company of New York at December 31, 2000, the results of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.



February 2, 2001

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                                Balance Sheets

                               December 31, 2000



                                                               Money Market       Special Value     Zero Coupon 2000
                                                                Subaccount          Subaccount         Subaccount
                                                            -----------------------------------------------------------
Assets
Cash                                                           $         -         $         -              $   -
Investments in mutual funds, at current market value:
Dreyfus Variable Investment Fund:
  Money Market Portfolio                                        27,865,358                   -                  -
  Special Value Portfolio                                                -          15,617,398                  -
  Zero Coupon 2000 Portfolio                                             -                   -                116
  Quality Bond Portfolio                                                 -                   -                  -
  Small Cap Portfolio                                                    -                   -                  -
  Appreciation Portfolio                                                 -                   -                  -
  Growth and Income Portfolio                                            -                   -                  -
  International Equity Portfolio                                         -                   -                  -
  International Value Portfolio                                          -                   -                  -
  Disciplined Stock Portfolio                                            -                   -                  -
  Small Company Stock Portfolio                                          -                   -                  -
  Limited Term High Income Portfolio                                     -                   -                  -
  Balanced Portfolio                                                     -                   -                  -
 Dreyfus Stock Index Fund                                                -                   -                  -
 Dreyfus Socially Responsible Growth Fund, Inc.                          -                   -                  -
 Dreyfus Investment Portfolios:
  Core Bond Portfolio                                                    -                   -                  -
  Core Value Portfolio                                                   -                   -                  -
  Mid-Cap Stock Portfolio                                                -                   -                  -
  Founders Growth Portfolio                                              -                   -                  -
  Founders Passport Portfolio                                            -                   -                  -
  Founders International Equity Portfolio                                -                   -                  -
  European Equity Portfolio                                              -                   -                  -
  Technology Growth Portfolio                                            -                   -                  -
  Founders Discovery Portfolio                                           -                   -                  -
  Emerging Leaders Portfolio                                             -                   -                  -
  Emerging Markets Portfolio                                             -                   -                  -
  Japan Portfolio                                                        -                   -                  -
 Transamerica Variable Insurance Fund:
  Transamerica VIF Growth Portfolio                                      -                   -                  -
                                                            -----------------------------------------------------------
Total investments in mutual funds                               27,865,358          15,617,398                116
                                                            -----------------------------------------------------------
Total assets                                                   $27,865,358         $15,617,398               $116
                                                            ===========================================================


See accompanying notes.

                                                                 Growth and      International        International
  Quality Bond             Small Cap         Appreciation          Income           Equity                Value
   Subaccount             Subaccount          Subaccount          Subaccount       Subaccount           Subaccount
-------------------------------------------------------------------------------------------------------------------


$       10               $         -         $         -         $         -         $         3         $        1


         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
22,455,197                         -                   -                   -                   -                  -
         -                70,632,347                   -                   -                   -                  -
         -                         -          96,649,001                   -                   -                  -
         -                         -                   -          58,289,910                   -                  -
         -                         -                   -                   -          10,411,851                  -
         -                         -                   -                   -                   -          4,096,731
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -

         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -
         -                         -                   -                   -                   -                  -

         -                         -                   -                   -                   -                  -
-------------------------------------------------------------------------------------------------------------------
 22,455,197               70,632,347          96,649,001          58,289,910          10,411,851          4,096,731
-------------------------------------------------------------------------------------------------------------------
$22,455,207              $70,632,347         $96,649,001         $58,289,910         $10,411,854         $4,096,732
===================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                          Balance Sheets (continued)



                                                        Money Market      Special Value    Zero Coupon 2000
                                                         Subaccount        Subaccount         Subaccount
                                                     -------------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                            $    11,596        $        29               $116
                                                     -------------------------------------------------------
Total liabilities                                               11,596                 29                116

Contract owners' equity:
  Deferred annuity contracts terminable by owners           27,853,762         15,617,369                  -
                                                     -------------------------------------------------------
Total liabilities and contract owners' equity              $27,865,358        $15,617,398               $116
                                                     =======================================================


See accompanying notes.

                                                             Growth and        International       International
  Quality Bond        Small Cap         Appreciation           Income              Equity              Value
   Subaccount         Subaccount          Subaccount         Subaccount          Subaccount          Subaccount
-----------------------------------------------------------------------------------------------------------------

$        -              $        42         $         8        $        16         $         -         $       -
-----------------------------------------------------------------------------------------------------------------
         -                       42                   8                 16                   -                  -
 22,455,207              70,632,305          96,648,993         58,289,894          10,411,854          4,096,732
-----------------------------------------------------------------------------------------------------------------
$22,455,207             $70,632,347         $96,649,001        $58,289,910         $10,411,854         $4,096,732
=================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                          Balance Sheets (continued)



                                                                                     Small          Limited
                                                                 Disciplined        Company        Term High
                                                                    Stock            Stock           Income
                                                                  Subaccount       Subaccount       Subaccount
                                                           ------------------------------------------------------
Assets
Cash                                                          $       142  $              -  $              -
Investments in mutual funds, at current market value:
Dreyfus Variable Investment Fund:
  Money Market Portfolio                                                -                 -                 -
  Special Value Portfolio                                               -                 -                 -
  Zero Coupon 2000 Portfolio                                            -                 -                 -
  Quality Bond Portfolio                                                -                 -                 -
  Small Cap Portfolio                                                   -                 -                 -
  Appreciation Portfolio                                                -                 -                 -
  Growth and Income Portfolio                                           -                 -                 -
  International Equity Portfolio                                        -                 -                 -
  International Value Portfolio                                         -                 -                 -
  Disciplined Stock Portfolio                                  57,084,911                 -                 -
  Small Company Stock Portfolio                                         -         6,468,161                 -
  Limited Term High Income Portfolio                                    -                 -         6,353,716
  Balanced Portfolio                                                    -                 -                 -
 Dreyfus Stock Index Fund                                               -                 -                 -
 Dreyfus Socially Responsible Growth Fund, Inc.                         -                 -                 -
 Dreyfus Investment Portfolios:
  Core Bond Portfolio                                                   -                 -                 -
  Core Value Portfolio                                                  -                 -                 -
  Mid-Cap Stock Portfolio                                               -                 -                 -
  Founders Growth Portfolio                                             -                 -                 -
  Founders Passport Portfolio                                           -                 -                 -
  Founders International Equity Portfolio                               -                 -                 -
  European Equity Portfolio                                             -                 -                 -
  Technology Growth Portfolio                                           -                 -                 -
  Founders Discovery Portfolio                                          -                 -                 -
  Emerging Leaders Portfolio                                            -                 -                 -
  Emerging Markets Portfolio                                            -                 -                 -
  Japan Portfolio                                                       -                 -                 -
 Transamerica Variable Insurance Fund:
  Transamerica VIF Growth Portfolio                                     -                 -                 -
                                                           ------------------------------------------------------
Total investments in mutual funds                              57,084,911         6,468,161         6,353,716
                                                           ------------------------------------------------------
Total assets                                                  $57,085,053        $6,468,161        $6,353,716
                                                           ======================================================



See accompanying notes.

                                               Dreyfus
                                               Socially
                           Dreyfus            Responsible                                            Mid-Cap        Founders
    Balanced              Stock Index           Growth          Core Bond         Core Value          Stock          Growth
   Subaccount             Subaccount          Subaccount        Subaccount        Subaccount        Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------------------------

$        -             $         -         $         -        $        1        $        -       $      274        $        -

         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
 22,060,645                      -                   -                 -                 -                -                 -
         -              73,327,538                   -                 -                 -                -                 -
         -                       -          30,941,340                 -                 -                -                 -

         -                       -                   -         2,290,196                 -                -                 -
         -                       -                   -                 -         3,627,526                -                 -
         -                       -                   -                 -                 -        5,832,344                 -
         -                       -                   -                 -                 -                -         5,357,122
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -
         -                       -                   -                 -                 -                -                 -

         -                       -                   -                 -                 -                -                 -
 22,060,645             73,327,538          30,941,340         2,290,196         3,627,526        5,832,344         5,357,122
-----------------------------------------------------------------------------------------------------------------------------
$22,060,645            $73,327,538         $30,941,340        $2,290,197        $3,627,526       $5,832,618        $5,357,122
=============================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                          Balance Sheets (continued)



                                                                                    Small             Limited
                                                                 Disciplined       Company           Term High
                                                                    Stock            Stock             Income
                                                                  Subaccount       Subaccount        Subaccount
                                                         --------------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
Contract terminations payable                                    $         -        $        5        $        -
                                                         -------------------------------------------------------
Total liabilities                                                          -                 5                 -
Contract owners' equity:
Deferred annuity contracts terminable by owners                   57,085,053         6,468,156         6,353,716
                                                         -------------------------------------------------------
Total liabilities and contract owners' equity                    $57,085,053        $6,468,161        $6,353,716
                                                         =======================================================



See accompanying notes.


                                          Dreyfus
                                          Socially
                      Dreyfus            Responsible                                            Mid-Cap        Founders
    Balanced         Stock Index           Growth          Core Bond         Core Value          Stock          Growth
   Subaccount        Subaccount          Subaccount        Subaccount        Subaccount        Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------------------------------


$         6         $       173        $        12        $        -        $        -        $        -        $        2

-------------------------------------------------------------------------------------------------------------------------------

          6                 173                 12                 -                 -                 -                 2


 22,060,639          73,327,365         30,941,328         2,290,197         3,627,526         5,832,618         5,357,120
-------------------------------------------------------------------------------------------------------------------------------
$22,060,645         $73,327,538        $30,941,340        $2,290,197        $3,627,526        $5,832,618        $5,357,122
===============================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                          Balance Sheets (continued)



                                                                                Founders
                                                              Founders       International        European
                                                              Passport           Equity            Equity
                                                             Subaccount        Subaccount        Subaccount
                                                      ------------------------------------------------------

Assets
Cash                                                         $        1        $        -        $        1
Investments in mutual funds, at current market value:
Dreyfus Variable Investment Fund:
  Money Market Portfolio                                              -                 -                 -
  Special Value Portfolio                                             -                 -                 -
  Zero Coupon 2000 Portfolio                                          -                 -                 -
  Quality Bond Portfolio                                              -                 -                 -
  Small Cap Portfolio                                                 -                 -                 -
  Appreciation Portfolio                                              -                 -                 -
  Growth and Income Portfolio                                         -                 -                 -
  International Equity Portfolio                                      -                 -                 -
  International Value Portfolio                                       -                 -                 -
  Disciplined Stock Portfolio                                         -                 -                 -
  Small Company Stock Portfolio                                       -                 -                 -
  Limited Term High Income Portfolio                                  -                 -                 -
  Balanced Portfolio                                                  -                 -                 -
 Dreyfus Stock Index Fund                                             -                 -                 -
 Dreyfus Socially Responsible Growth Fund, Inc.                       -                 -                 -
 Dreyfus Investment Portfolios:
  Core Bond Portfolio                                                 -                 -                 -
  Core Value Portfolio                                                -                 -                 -
  Mid-Cap Stock Portfolio                                             -                 -                 -
  Founders Growth Portfolio                                   5,683,154                 -                 -
  Founders Passport Portfolio                                         -         1,818,638                 -
  Founders International Equity Portfolio                             -                 -         1,818,134
  European Equity Portfolio                                           -                 -                 -
  Technology Growth Portfolio                                         -                 -                 -
  Founders Discovery Portfolio                                        -                 -                 -
  Emerging Leaders Portfolio                                          -                 -                 -
  Emerging Markets Portfolio                                          -                 -                 -
  Japan Portfolio                                                     -                 -                 -
 Transamerica Variable Insurance Fund:
  Transamerica VIF Growth Portfolio                                   -                 -                 -
                                                     ------------------------------------------------------
Total investments in mutual funds                             5,683,154         1,818,638         1,818,134
                                                     ------------------------------------------------------
Total assets                                                 $5,683,155        $1,818,638        $1,818,135
                                                     ======================================================


See accompanying notes.


    Technology            Founders           Emerging         Emerging                            Transamerica
      Growth              Discovery          Leaders           Markets          Japan              VIF Growth
    Subaccount           Subaccount         Subaccount       Subaccount       Subaccount           Subaccount
---------------------------------------------------------------------------------------------------------------

$         -              $      413        $        -          $     -          $     -         $         -

          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -

          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
          -                       -                 -                -                -                   -
 35,049,661                       -                 -                -                -                   -
          -               2,253,947                 -                -                -                   -
          -                       -         1,287,350                -                -                   -
          -                       -                 -           67,950                -                   -
          -                       -                 -                -           58,233                   -
          -                       -                 -                -                -                   -

          -                       -                 -                -                -          14,156,020
-----------------------------------------------------------------------------------------------------------
 35,049,661               2,253,947         1,287,350           67,950           58,233          14,156,020
-----------------------------------------------------------------------------------------------------------
$35,049,661              $2,254,360        $1,287,350          $67,950          $58,233         $14,156,020
===========================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                          Balance Sheets (continued)



                                                                             Founders
                                                           Founders       International          European
                                                           Passport           Equity              Equity
                                                          Subaccount        Subaccount          Subaccount
                                                      -------------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                              $        -        $        -         $        -
                                                     -------------------------------------------------------
Total liabilities                                                     -                 -                  -
Contract owners' equity:
  Deferred annuity contracts terminable by owners             5,683,155         1,818,638          1,818,135
                                                     -------------------------------------------------------
Total liabilities and contract owners' equity                $5,683,155        $1,818,638         $1,818,135
                                                     =======================================================



See accompanying notes.



    Technology            Founders           Emerging         Emerging                            Transamerica
      Growth              Discovery          Leaders           Markets          Japan              VIF Growth
    Subaccount           Subaccount         Subaccount       Subaccount       Subaccount           Subaccount
---------------------------------------------------------------------------------------------------------------


$              25          $        -        $        -          $     -          $     -         $         8
---------------------------------------------------------------------------------------------------------------
               25                   -                 -                -                -                   8


       35,049,636           2,254,360         1,287,350           67,950           58,233          14,156,012
---------------------------------------------------------------------------------------------------------------
      $35,049,661          $2,254,360        $1,287,350          $67,950          $58,233         $14,156,020
===============================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                            Statements of Operations

                 Year ended December 31, 2000, except as noted



                                                         Money Market     Special Value     Zero Coupon 2000
                                                          Subaccount        Subaccount         Subaccount
                                                      ------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                 $ 1,426,687       $  819,539          $  417,397
Expenses:
  Administrative, mortality and expense risk charges            320,809          219,736             108,291
                                                      ------------------------------------------------------
Net investment income (loss)                                  1,105,878          599,803             309,106

Net realized and unrealized capital gain (loss) from
 investments
Net realized capital gain (loss) from sales of
 investments:
  Proceeds from sales                                        37,804,681        3,730,180           9,430,838
  Cost of investments sold                                   37,804,681        3,604,807           9,546,532
                                                      ------------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                          -          125,373            (115,694)

Net change in unrealized appreciation/depreciation of
 investments:
  Beginning of the period                                             -          800,655            (126,696)
  End of the period                                                   -          658,033                (116)
                                                      ------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                          -         (142,622)            126,580

                                                      ------------------------------------------------------
Net realized and unrealized capital gain (loss) from
 investments                                                          -          (17,249)             10,886

                                                      ------------------------------------------------------
Increase (decrease) from operations                         $ 1,105,878       $  582,554          $  319,992
                                                      ======================================================



(1) Commencement of operations, May 1, 2000.



See accompanying notes.


                                                             Growth and        International       International
  Quality Bond        Small Cap          Appreciation           Income            Equity              Value
   Subaccount         Subaccount          Subaccount          Subaccount         Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------------

$1,191,614             $ 31,397,514         $ 1,723,465        $ 2,467,310         $ 2,106,706          $  430,075

   272,895                  985,368           1,419,813            858,715             166,890              60,238
------------------------------------------------------------------------------------------------------------------
   918,719               30,412,146             303,652          1,608,595           1,939,816             369,837



 4,823,381                7,832,915          15,752,122          7,098,755           1,895,195           1,884,814
 5,044,911                6,056,536          12,658,291          6,091,342           1,620,024           1,919,246
------------------------------------------------------------------------------------------------------------------

  (221,530)               1,776,379           3,093,831          1,007,413             275,171             (34,432)


(1,218,954)              11,152,670          22,050,065         10,100,187           3,231,597             302,192
   (95,457)             (13,473,632)         16,469,045          4,241,279          (1,237,707)           (289,689)
------------------------------------------------------------------------------------------------------------------
 1,123,497              (24,626,302)         (5,581,020)        (5,858,908)         (4,469,304)           (591,881)
------------------------------------------------------------------------------------------------------------------
   901,967              (22,849,923)         (2,487,189)        (4,851,495)         (4,194,133)           (626,313)
------------------------------------------------------------------------------------------------------------------
$1,820,686             $  7,562,223         $(2,183,537)       $(3,242,900)        $(2,254,317)         $ (256,476)
==================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                     Statements of Operations (continued)



                                                                                Small
                                                          Disciplined          Company          Limited Term
                                                             Stock              Stock           High Income
                                                           Subaccount         Subaccount         Subaccount
                                                     --------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                 $   622,982        $   12,146         $   917,684
Expenses:
  Administrative, mortality and expense risk charges            858,232            91,628             113,273
                                                     --------------------------------------------------------
Net investment income (loss)                                   (235,250)          (79,482)            804,411

Net realized and unrealized capital gain (loss) from
 investments
Net realized capital gain (loss) from sales of
 investments:
  Proceeds from sales                                         5,480,435         1,205,752           4,518,364
  Cost of investments sold                                    4,492,213         1,085,738           5,338,095
                                                     --------------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                    988,222           120,014            (819,731)
Net change in unrealized appreciation/depreciation
 of investments:
  Beginning of the period                                    12,210,483           366,730          (1,592,733)
  End of the period                                           4,871,906           765,042          (2,303,289)
                                                     --------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                              (7,338,577)          398,312            (710,556)
                                                     --------------------------------------------------------
Net realized and unrealized capital gain (loss) from
 investments                                                 (6,350,355)          518,326          (1,530,287)
                                                     --------------------------------------------------------
Increase (decrease) from operations                         $(6,585,605)       $  438,844         $  (725,876)
                                                     ========================================================


(1) Commencement of operations, May 1, 2000.


See accompanying notes.


                                         Dreyfus
                                         Socially
                     Dreyfus            Responsible                                            Mid-Cap        Founders
    Balanced        Stock Index           Growth           Core Bond        Core Value          Stock          Growth
   Subaccount       Subaccount          Subaccount        Subaccount(1)     Subaccount        Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------
$   817,562        $  1,922,751        $   253,009       $   51,080       $  121,715       $   97,567       $    19,464

    317,105           1,093,972            431,580            5,360           41,250           63,299            59,196
------------------------------------------------------------------------------------------------------------------------
    500,457             828,779           (178,571)          45,720           80,465           34,268           (39,732)



  4,374,608           6,401,047          2,540,769        4,647,219        1,394,228        2,382,917           947,617
  4,423,148           5,181,927          2,179,936        4,645,968        1,342,829        2,068,282           947,608
------------------------------------------------------------------------------------------------------------------------

    (48,540)          1,219,120            360,833            1,251           51,399          314,635                 9



    386,816          18,305,150          4,657,512                -          104,532          488,064           191,382
 (1,063,366)          7,590,706            306,462            1,875          279,827          288,978        (1,544,483)
------------------------------------------------------------------------------------------------------------------------

 (1,450,182)        (10,714,444)        (4,351,050)           1,875          175,295         (199,086)       (1,735,865)
------------------------------------------------------------------------------------------------------------------------

 (1,498,722)         (9,495,324)        (3,990,217)           3,126          226,694          115,549        (1,735,856)
------------------------------------------------------------------------------------------------------------------------
$  (998,265)       $ (8,666,545)       $(4,168,788)      $   48,846       $  307,159       $  149,817       $(1,775,588)
========================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                     Statements of Operations (continued)



                                                                                 Founders
                                                            Founders          International          European
                                                            Passport              Equity              Equity
                                                           Subaccount           Subaccount           Subaccount
                                                   --------------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                $   274,417            $  25,603             $  74,562
Expenses:
  Administrative, mortality and expense risk charges            84,953               15,756                22,278
                                                   --------------------------------------------------------------
Net investment income (loss)                                   189,464                9,847                52,284

Net realized and unrealized capital gain (loss)
 from investments
Net realized capital gain (loss) from sales of
 investments:
  Proceeds from sales                                        3,025,651              224,529               219,654
  Cost of investments sold                                   3,206,641              215,651               220,432
                                                   --------------------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                  (180,990)               8,878                  (778)

Net change in unrealized appreciation/depreciation
 of investments:
  Beginning of the period                                      155,818               11,542                54,349
  End of the period                                         (3,155,201)            (286,496)             (132,108)
                                                   --------------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                             (3,311,019)            (298,038)             (186,457)
                                                   --------------------------------------------------------------
Net realized and unrealized capital gain (loss)
 from investments                                           (3,492,009)            (289,160)             (187,235)
                                                   --------------------------------------------------------------
Increase (decrease) from operations                        $(3,302,545)           $(279,313)            $(134,951)
                                                   ==============================================================


(1) Commencement of operations, May 1, 2000.


See accompanying notes.



     Technology           Founders              Emerging            Emerging                               Transamerica
      Growth              Discovery             Leaders             Markets               Japan             VIF Growth
     Subaccount          Subaccount (1)       Subaccount (1)      Subaccount (1)       Subaccount (1)       Subaccount
----------------------------------------------------------------------------------------------------------------------

   $     36,883             $      -              $ 40,591            $    275             $  2,150        $ 1,456,713

        582,117                13,452                4,371                 262                  420            228,003
----------------------------------------------------------------------------------------------------------------------
       (545,234)              (13,452)              36,220                  13                1,730          1,228,710


      4,754,789               927,142              140,938                 203                  390          2,202,242
      4,169,401               983,593              135,610                 230                  412          1,800,387
----------------------------------------------------------------------------------------------------------------------

        585,388               (56,451)               5,328                 (27)                 (22)           401,855


      3,911,620                     -                    -                   -                    -          2,900,124
    (13,477,896)             (499,353)              55,907             (11,138)             (12,341)          (603,255)
----------------------------------------------------------------------------------------------------------------------

    (17,389,516)             (499,353)              55,907             (11,138)             (12,341)        (3,503,379)
----------------------------------------------------------------------------------------------------------------------

    (16,804,128)             (555,804)              61,235             (11,165)             (12,363)        (3,101,524)
----------------------------------------------------------------------------------------------------------------------
   $(17,349,362)            $(569,256)            $ 97,455            $(11,152)            $(10,633)       $(1,872,814)
======================================================================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted



                                                               Money Market                             Special Value
                                                                Subaccount                                Subaccount
                                                 -------------------------------------      -----------------------------------
                                                           2000               1999                   2000              1999
                                                 -------------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                          $  1,105,878       $    735,082            $   599,803       $ 1,286,541
 Net realized capital gain (loss)                                 -                  -                125,373           941,799
 Net change in unrealized appreciation/
 depreciation of investments                                      -                  -               (142,622)       (1,243,978)
                                                 -------------------------------------      -----------------------------------
Increase (decrease) from operations                       1,105,878            735,082                582,554           984,362

Contract transactions:
 Net contract purchase payments                          23,700,138         26,762,022                360,820         1,775,143
 Transfer payments from (to) other subaccounts
  or general account                                    (15,523,287)       (23,008,598)            (1,613,864)       (1,675,509)

 Contract terminations, withdrawals, and other
  deductions                                             (4,157,961)        (3,574,340)            (1,270,464)       (1,035,383)
                                                 -------------------------------------      -----------------------------------
Increase (decrease) from contract transactions            4,018,890            179,084             (2,523,508)         (935,749)
                                                 -------------------------------------      -----------------------------------
Net increase (decrease) in contract owners'
 equity                                                   5,124,768            914,166             (1,940,954)           48,613


Contract owners' equity:
 Beginning of the period                                 22,728,994         21,814,828             17,558,323        17,509,710
                                                 -------------------------------------      -----------------------------------
 End of the period                                     $ 27,853,762       $ 22,728,994            $15,617,369       $17,558,323
                                                 =====================================      ===================================



(1) Commencement of operations, May 3, 1999.

(2) Commencement of operations, October 1, 1999.

(3) Commencement of operations, May 1, 2000.



See accompanying notes.


    Zero Coupon 2000                 Quality Bond                  Small Cap                     Appreciation
       Subaccount                     Subaccount                   Subaccount                      Subaccount
--------------------------   ----------------------------   ---------------------------   ----------------------------
     2000         1999            2000          1999           2000          1999             2000           1999
--------------------------   ----------------------------   ---------------------------   ----------------------------

$   309,106   $  337,044     $   918,719   $   858,943     $ 30,412,146   $  (778,770)    $    303,652   $   (372,298)

   (115,694)      (5,768)       (221,530)     (295,342)       1,776,379     4,623,359        3,093,831      8,262,729

    126,580     (222,123)      1,123,497      (813,247)     (24,626,302)    7,663,521       (5,581,020)     1,343,357
--------------------------   ----------------------------   ---------------------------   ----------------------------
    319,992      109,153       1,820,686      (249,646)       7,562,223    11,508,110       (2,183,537)     9,233,788


    150,235    1,097,682       1,815,214     4,125,753        3,433,935     3,883,767        5,055,695     16,153,542

 (8,272,210)    (265,906)        239,394    (2,798,409)      (1,003,517)   (8,101,385)      (6,362,541)     5,463,970

   (804,628)    (688,598)     (1,460,646)   (1,397,617)      (4,378,502)   (3,443,076)      (7,823,598)    (6,280,599)
--------------------------   ----------------------------   ---------------------------   ----------------------------
 (8,926,603)     143,178         593,962       (70,273)      (1,948,084)   (7,660,694)      (9,130,444)    15,336,913
--------------------------   ----------------------------   ---------------------------   ----------------------------

 (8,606,611)     252,331       2,414,648      (319,919)       5,614,139     3,847,416      (11,313,981)    24,570,701


  8,606,611    8,354,280      20,040,559    20,360,478       65,018,166    61,170,750      107,962,974     83,392,273
--------------------------   ----------------------------   ---------------------------   ----------------------------
$         -   $8,606,611     $22,455,207   $20,040,559      $70,632,305   $65,018,166     $ 96,648,993   $107,962,974
==========================   ============================   ===========================   ============================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

         Statements of Changes in Contract Owners' Equity (continued)



                                                    Growth and Income Subaccount           International Equity Subaccount
                                                 -----------------------------------      -----------------------------------
                                                        2000              1999                   2000              1999
                                                 -----------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                          $ 1,608,595       $ 1,483,374            $ 1,939,816       $   293,292
 Net realized capital gain (loss)                        1,007,413         1,615,612                275,171           231,636
 Net change in unrealized appreciation/
   depreciation of investments                          (5,858,908)        5,533,192             (4,469,304)        3,499,868
                                                 -----------------------------------      -----------------------------------
Increase (decrease) from operations                     (3,242,900)        8,632,178             (2,254,317)        4,024,796

Contract transactions:
 Net contract purchase payments                          3,471,324         4,246,650              1,031,406           784,792
 Transfer payments from (to) other subaccounts
  or general account                                    (1,948,707)       (5,188,702)             1,002,620           160,550

 Contract terminations, withdrawals, and other
  deductions                                            (4,105,796)       (4,115,114)              (858,540)         (342,598)
                                                 -----------------------------------      -----------------------------------
Increase (decrease) from contract transactions          (2,583,179)       (5,057,166)             1,175,486           602,744
                                                 -----------------------------------      -----------------------------------
Net increase (decrease) in contract owners'
 equity                                                 (5,826,079)        3,575,012             (1,078,831)        4,627,540

Contract owners' equity:
 Beginning of the period                                64,115,973        60,540,961             11,490,685         6,863,145
                                                 -----------------------------------      -----------------------------------
 End of the period                                     $58,289,894       $64,115,973            $10,411,854       $11,490,685
                                                 ===================================      ===================================



(1) Commencement of operations, May 3, 1999.

(2) Commencement of operations, October 1, 1999.

(3) Commencement of operations, May 1, 2000.



See accompanying notes.


  International Value               Disciplined Stock              Small Company               Limited Term High
       Subaccount                      Subaccount                 Stock Subaccount             Income Subaccount
----------------------------   -----------------------------   --------------------------   --------------------------
 2000             1999              2000            1999           2000          1999            2000          1999
----------------------------   -----------------------------   --------------------------   --------------------------

$  369,837    $  344,629       $  (235,250)    $  (129,094)    $  (79,482)  $   (89,332)    $   804,411   $ 1,175,234
   (34,432)       68,421           988,222       3,248,891        120,014      (163,464)       (819,731)   (1,067,849)

  (591,881)      473,153        (7,338,577)      5,304,677        398,312       766,817        (710,556)     (469,579)
----------------------------   -----------------------------   --------------------------   --------------------------
  (256,476)      886,203        (6,585,605)      8,424,474        438,844       514,021        (725,876)     (362,194)

    68,554       678,922         4,509,315      10,493,685        320,336       673,415         213,629     2,160,097

   (96,932)      561,407           632,291       1,969,612       (330,171)   (1,387,920)     (3,528,830)   (3,046,421)


  (448,746)     (129,031)       (3,106,818)     (2,444,525)      (377,614)     (367,206)       (819,340)   (1,580,635)
----------------------------   -----------------------------   --------------------------   --------------------------
  (477,124)    1,111,298         2,034,788      10,018,772       (387,449)   (1,081,711)     (4,134,541)   (2,466,959)
----------------------------   -----------------------------   --------------------------   --------------------------

  (733,600)    1,997,501        (4,550,817)     18,443,246         51,395      (567,690)     (4,860,417)   (2,829,153)


 4,830,332     2,832,831        61,635,870      43,192,624      6,416,761     6,984,451      11,214,133    14,043,286
----------------------------   -----------------------------   --------------------------   --------------------------
$4,096,732    $4,830,332       $57,085,053     $61,635,870     $6,468,156   $ 6,416,761     $ 6,353,716   $11,214,133
============================   =============================   ==========================   ==========================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

         Statements of Changes in Contract Owners' Equity (continued)



                                                              Balanced                            Dreyfus Stock Index
                                                             Subaccount                               Subaccount
                                                 -----------------------------------      -----------------------------------
                                                        2000              1999                   2000              1999
                                                 -----------------------------------      -----------------------------------

Operations:
 Net investment income (loss)                          $   500,457       $ 1,268,881           $    828,779       $   440,496
 Net realized capital gain (loss)                          (48,540)          343,239              1,219,120         4,966,158
 Net change in unrealized appreciation/
   depreciation of investments                          (1,450,182)         (417,767)           (10,714,444)        5,952,865
                                                 -----------------------------------      -----------------------------------
Increase (decrease) from operations                       (998,265)        1,194,353             (8,666,545)       11,359,519

Contract transactions:
 Net contract purchase payments                          2,303,947         6,272,043              6,380,876        12,945,464
 Transfer payments from (to) other subaccounts
  or general account                                      (476,130)        4,815,254              2,283,613         7,736,406
 Contract terminations, withdrawals, and other
  deductions                                            (2,037,207)       (1,154,413)            (5,099,427)       (3,250,962)
                                                 -----------------------------------      -----------------------------------
Increase (decrease) from contract transactions            (209,390)        9,932,884              3,565,062        17,430,908
                                                 -----------------------------------      -----------------------------------
Net increase (decrease) in contract owners'
 equity                                                 (1,207,655)       11,127,237             (5,101,483)       28,790,427

Contract owners' equity:
 Beginning of the period                                23,268,294        12,141,057             78,428,848        49,638,421
                                                 -----------------------------------      -----------------------------------
 End of the period                                     $22,060,639       $23,268,294           $ 73,327,365       $78,428,848
                                                 ===================================      ===================================



(1) Commencement of operations, May 3, 1999.

(2) Commencement of operations, October 1, 1999.

(3) Commencement of operations, May 1, 2000.



See accompanying notes.


        Dreyfus Socially
       Responsible Growth                Core Bond                       Core Value                           Mid-Cap Stock
           Subaccount                    Subaccount                      Subaccount                             Subaccount
--------------------------------      -----------------      ----------------------------------      ------------------------------
     2000              1999                2000 (3)                 2000              1999                 2000              1999
--------------------------------      -----------------      ----------------------------------      ------------------------------

$    (178,571)      $   628,214            $   45,720            $   80,465        $   (9,456)         $   34,268        $  (28,744)
      360,833         1,435,316                 1,251                51,399            58,346             314,635           (16,936)

   (4,351,050)        2,810,807                 1,875               175,295            94,248            (199,086)          345,024
--------------------------------      -----------------      -----------------------------------      ------------------------------
   (4,168,788)        4,874,337                48,846               307,159           143,138             149,817           299,344


    5,073,139         6,470,045               285,295               229,234         1,237,125           1,115,062           770,375

    5,894,989         4,311,444             1,961,636               477,110         1,371,262           1,393,133           379,377

   (1,837,412)       (1,559,906)               (5,580)              (74,254)         (364,153)           (206,938)         (202,331)
--------------------------------      -----------------      -----------------------------------      ------------------------------
    9,130,716         9,221,583             2,241,351               632,090         2,244,234           2,301,257           947,421
--------------------------------      -----------------      -----------------------------------      ------------------------------
    4,961,928        14,095,920             2,290,197               939,249         2,387,372           2,451,074         1,246,765


   25,979,400        11,883,480                     -             2,688,277           300,905           3,381,544         2,134,779
--------------------------------      -----------------      -----------------------------------      ------------------------------
  $30,941,328       $25,979,400            $2,290,197            $3,627,526        $2,688,277          $5,832,618        $3,381,544
================================      =================      ===================================      ==============================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

         Statements of Changes in Contract Owners' Equity (continued)



                                                     Founders Growth Subaccount              Founders Passport Subaccount
                                                 ----------------------------------      -----------------------------------
                                                        2000             1999 (1)               2000            1999 (1)
                                                 ----------------------------------      -----------------------------------

Operations:
 Net investment income (loss)                         $   (39,732)       $    6,595            $   189,464          $ 50,915
 Net realized capital gain (loss)                               9             6,780               (180,990)          (15,832)
 Net change in unrealized appreciation/
 depreciation of investments                           (1,735,865)          191,382             (3,311,019)          155,818
                                                 ----------------------------------      -----------------------------------
Increase (decrease) from operations                    (1,775,588)          204,757             (3,302,545)          190,901

Contract transactions:
 Net contract purchase payments                         1,940,823           274,412              2,730,390           275,632
 Transfer payments from (to) other subaccounts
  or general account                                    4,085,065           828,807              5,742,686           399,981
 Contract terminations, withdrawals, and other
  deductions                                             (179,675)          (21,481)              (353,890)                -
                                                 ----------------------------------      -----------------------------------
Increase (decrease) from contract transactions          5,846,213         1,081,738              8,119,186           675,613
                                                 ----------------------------------      -----------------------------------
Net increase (decrease) in contract owners'
 equity                                                 4,070,625         1,286,495              4,816,641           866,514


Contract owners' equity:
 Beginning of the period                                1,286,495                 -                866,514                 -
                                                 ----------------------------------      -----------------------------------
 End of the period                                    $ 5,357,120        $1,286,495            $ 5,683,155          $866,514
                                                 ==================================      ===================================



(1) Commencement of operations, May 3, 1999.

(2) Commencement of operations, October 1, 1999.

(3) Commencement of operations, May 1, 2000.



See accompanying notes.

                                                                                                   Founders              Emerging
 Founders International              European Equity              Technology Growth                Discovery             Leaders
     Equity Subaccount                  Subaccount                     Subaccount                 Subaccount            Subaccount
---------------------------   -------------------------------   ----------------------------   -------------------    -------------
     2000        1999 (2)          2000          1999 (2)          2000         1999 (2)             2000 (3)             2000 (3)
---------------------------   -------------------------------   ----------------------------   -------------------    -------------

$    9,847     $ 11,889        $   52,284      $  5,233        $   (545,234)    $   (31,673)        $  (13,452)          $   36,220
     8,878           45              (778)        4,103             585,388         550,586            (56,451)               5,328

  (298,038)      11,541          (186,457)       54,348         (17,389,516)      3,911,619           (499,353)              55,907
---------------------------   -------------------------------   ----------------------------   -------------------    -------------
  (279,313)      23,475          (134,951)       63,684         (17,349,362)      4,430,532           (569,256)              97,455


   624,625       43,787           360,247       190,918          12,642,469       4,334,576            973,795              503,668

 1,304,939      129,570         1,116,853       275,089          21,654,294      12,029,347          1,869,720              697,622

   (28,441)          (4)          (53,640)          (65)         (1,467,847)     (1,224,373)           (19,899)             (11,395)
---------------------------   -------------------------------   ----------------------------   -------------------    -------------
 1,901,123      173,353         1,423,460       465,942          32,828,916      15,139,550          2,823,616            1,189,895
---------------------------   -------------------------------   ----------------------------   -------------------    -------------


 1,621,810      196,828         1,288,509       529,626          15,479,554      19,570,082          2,254,360            1,287,350


   196,828            -           529,626             -          19,570,082               -                  -                    -
---------------------------   -------------------------------   ----------------------------   -------------------    -------------
$1,818,638     $196,828        $1,818,135      $529,626         $35,049,636     $19,570,082         $2,254,360           $1,287,350
===========================   ===============================   ============================   ===================   ==============

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

         Statements of Changes in Contract Owners' Equity (continued)

                    Years ended December 31, 2000 and 1999



                                                Emerging                                                   Transamerica
                                                Markets                 Japan                               VIF Growth
                                               Subaccount             Subaccount                             Subaccount
                                            -----------------      -----------------           -------------------------------------
                                                 2000 (3)               2000 (3)                        2000               1999
                                            -----------------      -----------------           -------------------------------------

Operations:
 Net investment income (loss)                      $     13               $  1,730                  $ 1,228,710        $  (125,504)
 Net realized capital gain (loss)                       (27)                   (22)                     401,855            461,642
 Net change in unrealized
  appreciation/depreciation of investments          (11,138)               (12,341)                  (3,503,379)         2,674,469
                                          -----------------      -----------------           -------------------------------------
Increase (decrease) from operations                 (11,152)               (10,633)                  (1,872,814)         3,010,607

Contract transactions:
 Net contract purchase payments                      36,206                 27,300                    1,308,952          2,804,213
 Transfer payments from (to) other
  subaccounts or general account                     42,896                 41,566                    1,057,246          5,313,790
 Contract terminations, withdrawals, and
  other deductions                                        -                      -                     (806,151)          (487,188)
                                          -----------------      -----------------           -------------------------------------
Increase (decrease) from contract
 transactions                                        79,102                 68,866                    1,560,047          7,630,815
                                          -----------------      -----------------           -------------------------------------
Net increase (decrease) in contract
 owners' equity                                      67,950                 58,233                     (312,767)        10,641,422

Contract owners' equity:
 Beginning of the period                                  -                      -                   14,468,779          3,827,357
                                          -----------------      -----------------           -------------------------------------
 End of the period                                 $ 67,950               $ 58,233                  $14,156,012        $14,468,779
                                          =================      =================           =====================================



(1) Commencement of operations, May 3, 1999.

(2) Commencement of operations, October 1, 1999.

(3) Commencement of operations, May 1, 2000.



See accompanying notes.

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                         Notes to Financial Statements

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2LNY of Transamerica Life Insurance Company of New York (the "Mutual Fund Account") is a segregated investment account of Transamerica Life Insurance Company of New York ("Transamerica Life"), a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, an indirect wholly-owned subsidiary of Transamerica Corporation. During 1999, Transamerica Corporation was merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of twenty-seven investment subaccounts, thirteen of which are invested in specified portfolios of the Dreyfus Variable Investment Fund, one of which is invested in the Dreyfus Stock Index Fund, one of which is invested in the Dreyfus Responsible Growth Fund, Inc., eleven of which are invested in specified portfolios of the Dreyfus Investment Portfolios, and one of which is invested in the Transamerica VIF Growth Portfolio of the Transamerica Variable Insurance Fund (each a "Series Fund" and collectively the "Series Funds"). Activity in these twenty-seven investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage.

The Appreciation Portfolio and Appreciation Subaccount were formerly known as Capital Appreciation Portfolio and Capital Appreciation Subaccount, respectively. The Special Value Portfolio and Special Value Subaccount were formerly reported as Managed Assets Portfolio and Managed Assets Subaccount, respectively.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Prior to December 6, 2000, realized capital gains and losses from the sales of shares in the Series Funds were determined on the basis of specific identification. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of December 6, 2000, as the opening cost for purposes of the first-in, first-out basis. This change had no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the statements of operations.

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)



1. Organization and Summary of Significant Accounting Policies (continued)

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                                  Net Asset
                                                Number of         Value Per         Market
                                               Shares Held           Share           Value           Cost
                                            -------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Money Market Portfolio                        27,865,358.300        $ 1.00      $27,865,358      $27,865,358
  Special Value Portfolio                        1,066,034.001         14.65       15,617,398       14,959,365
  Zero Coupon 2000 Portfolio                             9.476         12.19              116              232
  Quality Bond Portfolio                         1,971,483.523         11.39       22,455,197       22,550,654
  Small Cap Portfolio                            1,752,663.698         40.30       70,632,347       84,105,979
  Appreciation Portfolio                         2,483,911.623         38.91       96,649,001       80,179,956
  Growth and Income Portfolio                    2,482,534.513         23.48       58,289,910       54,048,631
  International Equity Portfolio                   678,738.638         15.34       10,411,851       11,649,558
  International Value Portfolio                    303,012.619         13.52        4,096,731        4,386,420
  Disciplined Stock Portfolio                    2,359,855.750         24.19       57,084,911       52,213,005
  Small Company Stock Portfolio                    357,752.248         18.08        6,468,161        5,703,119
  Limited Term High Income Portfolio               751,030.304          8.46        6,353,716        8,657,005
  Balanced Portfolio                             1,471,690.774         14.99       22,060,645       23,124,011
 Dreyfus Stock Index Fund                        2,156,692.297         34.00       73,327,538       65,736,832
 Dreyfus Socially Responsible Growth
   Fund, Inc.                                      897,630.976         34.47       30,941,340       30,634,878
 Dreyfus Investment Portfolios:
  Core Bond Portfolio                              177,122.690         12.93        2,290,196        2,288,321
  Core Value Portfolio                             240,392.724         15.09        3,627,526        3,347,699
  Mid-Cap Stock Portfolio                          408,141.637         14.29        5,832,344        5,543,366
  Founders Growth Portfolio                        363,687.879         14.73        5,357,122        6,901,605
  Founders Passport Portfolio                      334,499.914         16.99        5,683,154        8,838,355
  Founders International Equity Portfolio          106,978.682         17.00        1,818,638        2,105,134

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                   Net Asset
                                                  Number of        Value Per        Market
                                                 Shares Held         Share           Value            Cost
                                            -------------------------------------------------------------------
Dreyfus Investment Portfolios (continued):
  European Equity Portfolio                        121,370.763        $14.98      $ 1,818,134      $ 1,950,242
  Technology Growth Portfolio                    2,470,025.426         14.19       35,049,661       48,527,557
  Founders Discovery Portfolio                     187,204.868         12.04        2,253,947        2,753,300
  Emerging Leaders Portfolio                        75,504.412         17.05        1,287,350        1,231,443
  Emerging Markets Portfolio                         7,361.820          9.23           67,950           79,088
  Japan Portfolio                                    5,190.150         11.22           58,233           70,574
 Transamerica Variable Insurance Fund:
  Transamerica VIF Growth Portfolio                649,955.026         21.78       14,156,020       14,759,275

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                    Period ended December 31
                                                           2000                                 1999
                                           ----------------------------------   -----------------------------------
                                                Purchases          Sales             Purchases           Sales
                                           ----------------------------------   -----------------------------------
Dreyfus Variable Investment Fund:
  Money Market Portfolio                         $43,044,783      $37,804,681          $50,684,870      $49,766,047
  Special Value Portfolio                          1,808,504        3,730,180            4,749,928        4,394,190
  Zero Coupon 2000 Portfolio                         814,221        9,430,838            2,308,395        1,840,337
  Quality Bond Portfolio                           6,330,501        4,823,381            7,810,660        7,055,249
  Small Cap Portfolio                             36,317,022        7,832,915           11,248,129       19,687,921
  Appreciation Portfolio                           6,769,363       15,752,122           32,264,077       17,247,053
  Growth and Income Portfolio                      6,151,106        7,098,755           10,301,960       13,905,348
  International Equity Portfolio                   5,011,812        1,895,195            3,326,405        2,355,165
  International Value Portfolio                    1,777,448        1,884,814            4,260,017        2,803,925
  Disciplined Stock Portfolio                      7,285,957        5,480,435           19,375,116        9,530,236
  Small Company Stock Portfolio                      739,662        1,205,752            1,145,023        2,311,297
  Limited Term High Income Portfolio               1,279,917        4,518,364            5,031,884        6,414,260
  Balanced Portfolio                               4,664,888        4,374,608           14,136,421        2,921,362
 Dreyfus Stock Index Fund                         10,795,115        6,401,047           27,797,226        9,914,595
 Dreyfus Socially Responsible Growth
   Fund, Inc.                                     11,482,082        2,540,769           14,819,592        4,953,660
 Dreyfus Investment Portfolios:
  Core Bond Portfolio                              6,934,289        4,647,219                    -                -
  Core Value Portfolio                             1,967,319        1,394,228            3,495,406        1,121,289
  Mid-Cap Stock Portfolio                          4,715,084        2,382,917            1,649,710          739,612
  Founders Growth Portfolio                        6,749,256          947,617            1,251,291          158,114
  Founders Passport Portfolio                     11,305,228        3,025,651            2,622,232        1,866,632
  Founders International Equity Portfolio          2,131,522          224,529              189,426              208

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                     Period ended December 31
                                                           2000                                    1999
                                           -----------------------------------   -------------------------------------
                                                Purchases          Sales               Purchases           Sales
                                           -----------------------------------   -------------------------------------
 Dreyfus Investment Portfolios (continued):
  European Equity Portfolio                      $ 1,695,460        $  219,654           $   518,802        $   47,692
  Technology Growth Portfolio                     36,859,577         4,754,789            17,682,227         2,395,432
  Founders Discovery Portfolio                     3,736,893           927,142                     -                 -
  Emerging Leaders Portfolio                       1,367,053           140,938                     -                 -
  Emerging Markets Portfolio                          79,318               203                     -                 -
  Japan Portfolio                                     70,986               390                     -                 -
 Transamerica Variable Insurance Fund:
  Transamerica VIF Growth Portfolio                5,021,373         2,202,242            10,191,801         2,725,965


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                                                                  Total
                                                        Accumulation          Accumulation       Contract
                    Subaccount                           Units Owned           Unit Value         Value
-----------------------------------------------------------------------------------------------------------

Money Market                                             21,172,680.183         $ 1.315552      $27,853,762
Special Value                                               875,018.934          17.848035       15,617,369
Zero Coupon 2000                                                      -          17.588120                -
Quality Bond                                              1,305,584.850          17.199347       22,455,207
Small Cap                                                   807,721.455          87.446365       70,632,305
Appreciation                                              2,538,244.334          38.077104       96,648,993
Growth and Income                                         1,823,064.055          31.973585       58,289,894
International Equity                                        504,384.816          20.642679       10,411,854
International Value                                         290,528.407          14.100968        4,096,732
Disciplined Stock                                         2,857,474.334          19.977451       57,085,053
Small Company Stock                                         461,911.435          14.003022        6,468,156
Limited Term High Income                                    673,887.688           9.428450        6,353,716
Balanced                                                  1,526,680.134          14.450073       22,060,639
Dreyfus Stock Index                                       1,551,436.401          47.264177       73,327,365
Dreyfus Socially Responsible Growth                         801,551.607          38.601792       30,941,328
Core Bond                                                   212,811.995          10.761595        2,290,197
Core Value                                                  299,289.448          12.120460        3,627,526
Mid-Cap Stock                                               518,749.796          11.243606        5,832,618
Founders Growth                                             576,124.670           9.298543        5,357,120

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                                                                 Total
                                                        Accumulation          Accumulation      Contract
                    Subaccount                           Units Owned           Unit Value         Value
-----------------------------------------------------------------------------------------------------------

Founders Passport                                           480,799.330         $11.820222      $ 5,683,155
Founders International Equity                               160,697.091          11.317181        1,818,638
European Equity                                             146,685.359          12.394794        1,818,135
Technology Growth                                         3,163,994.205          11.077655       35,049,636
Founders Discovery                                          301,609.940           7.474421        2,254,360
Emerging Leaders                                            105,445.462          12.208677        1,287,350
Emerging Markets                                              9,505.412           7.148521           67,950
Japan                                                         7,570.257           7.692400           58,233
Transamerica VIF Growth                                   1,030,574.761          13.736036       14,156,012

A summary of changes in contract owners' account units follows:

                                          Money Market      Special Value    Zero Coupon 2000     Quality Bond
                                           Subaccount        Subaccount         Subaccount         Subaccount
                                      --------------------------------------------------------------------------

Units outstanding at January 1, 1999         17,914,766          1,081,842            501,872          1,282,534
Units purchased                              12,422,983            106,948             66,632            188,499
Units redeemed and transferred              (12,281,959)          (163,325)           (57,941)          (193,205)
                                      --------------------------------------------------------------------------
Units outstanding at December 31, 1999       18,055,790          1,025,465            510,563          1,277,828
Units purchased                              18,412,363             20,636              8,723            110,405
Units redeemed and transferred              (15,295,473)          (171,082)          (519,286)           (82,648)
                                      --------------------------------------------------------------------------
Units outstanding at December 31, 2000
                                             21,172,680            875,019                  -          1,305,585
                                      ==========================================================================

                                                                                  Growth and        International
                                         Small Cap          Appreciation            Income             Equity
                                         Subaccount          Subaccount            Subaccount        Subaccount
                                   -----------------------------------------------------------------------------
Units outstanding at January 1,
 1999                                          949,334           2,358,610          2,071,118            431,892
Units purchased                                 60,071             441,808            141,287             35,211
Units redeemed and transferred                (178,560)            (22,336)          (309,540)            (8,168)
                                   -----------------------------------------------------------------------------
Units outstanding at December 31,
 1999                                          830,845           2,778,082          1,902,865            458,935
Units purchased                                 41,447             131,420            105,723             45,157
Units redeemed and transferred                 (64,571)           (371,258)          (185,524)               293
                                   -----------------------------------------------------------------------------
Units outstanding at December 31,
 2000                                          807,721           2,538,244          1,823,064            504,385
                                   ==============================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                                                                    Small            Limited
                                        International       Disciplined            Company          Term High
                                            Value              Stock                Stock             Income
                                          Subaccount         Subaccount           Subaccount        Subaccount
                                   ---------------------------------------------------------------------------
Units outstanding at January 1,
 1999                                         240,527           2,262,990             582,290        1,308,425
Units purchased                                51,826             525,290              57,171          203,499
Units redeemed and transferred                 33,006             (23,773)           (149,006)        (435,907)
                                   ---------------------------------------------------------------------------
Units outstanding at December 31,
 1999                                         325,359           2,764,507             490,455        1,076,017
Units purchased                                 4,736             213,343              23,653           21,524
Units redeemed and transferred                (39,567)           (120,376)            (52,197)        (423,653)
                                   ---------------------------------------------------------------------------
Units outstanding at December 31,
 2000                                         290,528           2,857,474             461,911          673,888
                                   ===========================================================================

                                                                          Dreyfus Socially
                                                           Dreyfus           Responsible
                                          Balanced       Stock Index           Growth              Core Bond
                                         Subaccount       Subaccount          Subaccount           Subaccount
                                    -------------------------------------------------------------------------
Units outstanding at January 1,
 1999                                       857,333        1,117,569               346,500                 -
Units purchased                             431,567          272,591               171,196                 -
Units redeemed and transferred              251,895           94,449                72,805                 -
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 1999                                     1,540,795        1,484,609               590,501                 -
Units purchased                             155,927          127,500               122,840            53,021
Units redeemed and transferred             (170,042)         (60,673)               88,211           159,791
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 2000                                     1,526,680        1,551,436               801,552           212,812
                                    =========================================================================

                                                                Mid-Cap          Founders        Founders
                                            Core Value           Stock            Growth         Passport
                                            Subaccount         Subaccount        Subaccount      Subaccount
                                   -------------------------------------------------------------------------
Units outstanding at January 1,
 1999                                           32,398           221,581                 -                 -
Units purchased                                117,270            80,979            25,836            21,898
Units redeemed and transferred                  95,466            18,611            76,007            31,777
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 1999                                          245,134           321,171           101,843            53,675
Units purchased                                 19,858           102,429           176,995           195,279
Units redeemed and transferred                  34,297            95,150           297,287           231,845
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 2000                                          299,289           518,750           576,125           480,799
                                   =========================================================================

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                         Founders
                                      International           European          Technology         Founders
                                          Equity               Equity             Growth           Discovery
                                        Subaccount           Subaccount         Subaccount         Subaccount
                                    -------------------------------------------------------------------------
Units outstanding at January 1,
 1999                                               -                 -                  -                 -
Units purchased                                 3,578            16,922             341,786                -
Units redeemed and transferred                 10,588            24,376             930,373                -
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 1999                                          14,166            41,298           1,272,159                -
Units purchased                                49,552            28,569             955,554          260,567
Units redeemed and transferred                 96,979            76,818             936,281           41,043
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 2000                                         160,697           146,685           3,163,994          301,610
                                   =========================================================================

                                               Emerging          Emerging                          Transamerica
                                               Leaders            Markets             Japan         VIF Growth
                                              Subaccount         Subaccount         Subaccount      Subaccount
                                     -------------------------------------------------------------------------

Units outstanding at January 1, 1999                  -                 -                 -            337,225
Units purchased                                       -                 -                 -            220,842
Units redeemed and transferred                        -                 -                 -            380,112
                                     -------------------------------------------------------------------------
Units outstanding at December 31,
 1999                                                 -                 -                 -            938,179
Units purchased                                  82,510            10,129             7,098             89,783
Units redeemed and transferred                   22,935              (624)              472              2,613
                                     -------------------------------------------------------------------------
Units outstanding at December 31,
 2000                                           105,445             9,505             7,570          1,030,575
                                     =========================================================================


4. Administrative, Mortality and Expense Risk Charges

Mortality and expense risk charges are deducted from each subaccount on a daily basis which is equal to an effective annual rate of 1.25% of the daily net asset value of the subaccount. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

                 Separate Account VA-2LNY of Transamerica Life
                        Insurance Company of New York -
                     Dreyfus/Transamerica Triple Advantage

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges (continued)

The following charges are deducted from a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual certificate fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is the lesser of $30 or 2% of the certificate value. This charge may change but is guaranteed not to exceed the lesser of $60 or 2% of the certificate value. After the annuity date this charge is referred to as the Annuity Fee and is $30.


5. Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to Transamerica Life.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)     Financial Statements

        All required financial statements are included in Parts A or B of this Registration Statement.

(b)     Exhibits

        (1) Resolution of the Board of Directors of First Transamerica Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account. (1)

        (2)   Not Applicable.

        (3)   (a)      Master Agreement among Transamerica Occidental Life
                       InsuranceCompany, First Transamerica Life Insurance
                       Company, Transamerica Financial Resources, Inc., Dreyfus
                       Service Corporation, and Dreyfus Service Organization,
                       Inc. (4)

              (b) Principal Agency Agreement between First Transameric a Life Insurance Company and Dreyfus Service Organization, Inc. (3)

              (c) Distribution Agreement between First Transamerica life Insurance Company and Dreyfus Service Corporation. (3)

              (d) Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc. and Broker-Dealers. (4)

              (e) Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (5)

              (f) Amendment Dated as of August 31, 1993 to Principal Agency Agreement between First Transamerica Life Insurance Company and Dreyfus Service Organization, Inc. (5)

              (g) Amendment Dated as of August 31, 1993 to Distribution Agreement between First Transamerica Life Insurance Company and Dreyfus Service Corporation. (5)

              (h) Form of Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company and Broker/Dealers, dated August 24, 1994. (8)

              (i) Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation.
                       (8)

        (4)   Policy Form and Endorsements. (5)

              (a) Form of Flexible Premium Multi-Funded Individual Deferred Annuity Policy. (5)

              (b)      Form of IRA Endorsement. (5)

              (c)      Form of Automatic Payout Option Endorsement. (5)

              (d)      Form of Dollar Cost Averaging Option Endorsement. (5)

              (e)      Form of Systematic Withdrawal Option Endorsement. (5)

              (f)      Form of Unisex Annuity Rates Endorsement. (5)

              (g)   Form of Fixed Account Rider. (9)

        (5)   Form of Application. (5)

        (6)   (a)      Declaration of Intention and Charter of Transamerica. (1)

              (b)      By-Laws of Transamerica. (1)

        (7)   Not applicable.

        (8)   (a)      Participation Agreement between First Transamerica Life
                       Insurance Company and Dreyfus Variable Investment
                        Fund. (3)

              (a)(1)   Form of Fund Participation Agreement (Dreyfus)(13)

              (b) Participation Agreement between First Transamerica Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (3)

              (c) Participation Agreement between First Transamerica Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (5)

              (d) Administrative Services Agreement (Draft) between First Transamerica Life Insurance Company and Vantage Computer Systems, Inc. (3)

              (e) Form of Participation Agreement between Transamerica Life Insurance Company of New York and Dreyfus Investment Services. (9)

              (f) Form of Participation Agreement between Transamerica Variable Insurance Fund, Transamerica Securities Sales Corporation and Transamerica Life Insurance Company of New York. (9)

        (8)   (f)(1)   Form of Participation Agreement (Transamerica). (13)

        (8)   (f)(2)   Form of Addendum Participation Agreement (Transamerica).
                       (13)

        (9)   (a)      Opinion and Consent of Counsel. (7)

        (10)  (a)      Consent of Counsel. (9)

              (b)      Consent of Independent Auditors. (13)

        (11)  No financial statements are omitted from item 23.

        (12)  Not applicable.

        (13)  Performance Data Calculations. (5)

        (14)  Not applicable.

        (15)  Powers of Attorney.

        Alan T. Cunningham (9)               Marc C. Abrahms (9)
        Daniel E. Jund (9)                   Thomas O'Neill (12)
        James T. Byrne, Jr. (9)              Robert Rubinstein (12)
        John A. Fibiger (9)                  James B. Roszak (9)
        Nooruddin S. Veerjee (9)             Alexander Smith, Jr. (12)
        Robert F. Colby (13)                 Tom A. Schlossberg (13)
                                             Colette F. Vargas (13)

(1) Filed with initial filing of the Form N-4 Registration Statement, File No. 33-55152 (December 1, 1992).

(2) Filed with Pre-Effective Amendment No.1 to the Form N-4 Registration Statement, File No. 33-55152 (February 10, 1993).

(3) Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No.1 to the Form N-4 Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VA-2L, File No. 33-49998 (April 30, 1993).

(4) Filed with Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 33-55152 (June 8, 1993).

(5) Filed with Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 33-55152 (April 29, 1994).

(6) Filed with Post-Effective Amendment No. 3 to the Form N-4 Registration Statement File No. 33-55152 (April 29, 1995).

(7) Filed with Post-Effective Amendment No. 5 to the Form N-4 Registration Statement File No. 33-55152 (April 26, 1996).

(8) Filed with Post-Effective Amendment No. 6 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 1997)

(9) Filed with Post-Effective Amendment No. 7 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 1998).

(10) Filed with Post-Effective Amendment No. 8 to the Form N-4 Registration Statement File No. 33-55152 (February 26, 1999).

(11) Filed with Post-Effective Amendment No. 10 to the Form N-4 Registration Statement File No. 33-55152 (September 24, 1999).

(12) Filed with Post-Effective Amendment No. 11 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 2000)

(13)    Filed herewith.


Item 25.  Directors and Officers of the Depositor

        Name and Principal
        Business Address           Position and Offices with Depositor
        --------------------------------------------------------------
        Tom A. Schlossberg                 Director, Chairman, CEO and President
        James W. Dederer                   General Counsel

        Robert Rubinstein                  Director, Senior Vice President,
                                           Chief Actuary and Chief Operating
                                           Officer and Secretary
        Alexander Smith, Jr.               Director, Vice President,
                                           Administration and Controller
        William M. Hurst                   Assistant Secretary
        Sally S. Yamada                    Treasurer
        Marc C. Abrahms                    Director
        James T. Byrne, Jr.                Director
        John A. Fibiger                    Director
        Robert F. Colby                    Director
        Colette F. Vargas                  Director
        James B. Roszak                    Director


        The Depositor, Transamerica Life Insurance Company of New York (Transamerica), is wholly owned by Transamerica Occidental Life Insurance Company. The Registrant is a segregated asset account of Transamerica.

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 27.  Number of Policy Owners

          As of December 31, 2000 there were 8493 Owners Policies.

Item 28.  Indemnification

          Transamerica's Bylaws provide in Article VIII as follows:

          Section 1. Indemnification: (a) The Corporation shall indemnify to
                     ---------------
the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorneys' fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

     (b) No indemnification shall be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

     (c) Written notice of any Proceeding for which indemnification may be sought by any person shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such person and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently incurred unless such expenses have been expressly authorized by the Corporation. In the event that the Corporation participates in the defense of any such Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such person shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

     (d) In making any determination regarding any person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

     Section 2. Advancement of Expenses. Except in the case of a Proceeding
                -----------------------
against a director, officer, or other person specifically approved by the Board of Directors, the Corporation shall, subject to Section 1 of this Article VIII above, pay expenses actually and reasonably incurred by or on behalf of such a person in defending any Proceeding in advance of the final disposition of such Proceeding. Such payments shall be made promptly upon receipt by the Corporation, from time to time, of a written demand by such person for such advancement, together with an undertaking by or on behalf of such person to repay any expenses so advanced to the extent that the person receiving the advancement is ultimately found not to be entitled to indemnification for part or all of such expenses.

     Section 3. Rights Not Exclusive. The rights to indemnification and
                --------------------
advancement of expenses granted by or pursuant to this Article VIII (i) shall not limit or exclude, but shall be in addition to, any other rights which may be granted by or pursuant to any statute, corporate charter, by-law, resolution of stockholders or directors or agreement, (ii) shall be deemed to constitute contractual obligations of the Corporation to any person who serves in a capacity referred to in Section 1 of this Article VIII at any time while this
Article VIII is in effect, (iii) shall continue to exist after the repeal or modification of this Article VIII with respect to events occurring prior thereto and (iv) shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the estate, spouse, heirs, executors, administrators or assigns of such person. It is the intent of this Article VIII to require the Corporation to indemnify the persons referred to herein for the aforementioned judgments, amounts paid in settlement, and expenses, including attorneys' fees, in each and every circumstance in which such indemnification could lawfully be permitted by express provisions of by-laws, and the indemnification required by this Article VIII shall not be limited by the absence of an express recital of such circumstances.

     Section 4. Indemnification of Employees and Others. The Corporation may,
                ---------------------------------------
from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the Corporation or to any person serving at the request of the Corporation as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions of this Article VIII with respect to the indemnification and advancement of expenses of directors and officers of the Corporation.

     Section 5. Authorization of Contracts. The Corporation may, with the
                --------------------------
approval of the Board of Directors, enter into an agreement with any person who is, or is about to become, a director, officer, employee or agent of the Corporation, or who is serving, or is about to serve, at the request of the Corporation, as a director, officer, or in any other capacity, of any other Enterprise, which agreement may provide for indemnification of such person and advancement of expenses to such person upon terms, and to the extent, not prohibited by law. The failure to enter into any such agreement shall not affect or limit the rights of any such person under this Article VIII.

     Section 6. Insurance. The Corporation may purchase and maintain insurance
                ---------
to indemnify the Corporation and any person eligible to be indemnified under this Article VIII within the limits permitted by law.

     Section 7. Severability. If any provision of this Article VIII is
                ------------
determined at any time to be unenforceable in any respect, the other provisions shall not in any way be affected or impaired thereby.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Life Insurance Company of New York are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and for corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. The term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. The term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission actually or allegedly caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the policy year 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy is with CNA Lloyds, Gulf, Chubb and Travelers.

Item 29.  Principal Underwriter

     Transamerica Securities Sales Corporation (TSSC) and Transamerica Financial Resources (TFR) are the co-underwriters of the Certificates and the Individual Contracts as defined in the Investment Company Act of 1940. TSSC became Principal Underwriter effective 8-24-94.

NAME AND PRINCIPAL                     POSITION AND OFFICES WITH
BUSINESS ADDRESS*                      TRANSAMERICA SECURITIES SALES CORPORATION
--------------------------------------------------------------------------------

Catherine Collinson                Director
Sandy Brown                        President, Treasurer and Director
Karen MacDonald                    Director
George Chuang                      Vice President and Chief Financial Officer
Chris Shaw                         Vice President, Chief Compliance Officer and
                                   Secretary

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.

NAME AND PRINCIPAL                 POSITION AND OFFICES WITH
BUSINESS ADDRESS*                  TRANSAMERICA FINANCIAL RESOURCES
--------------------------------------------------------------------------------

Ron F. Wagley                    Chairman of the Board and Director
Sandra C. Brown                  Director, President and Chief Operating Officer
Karen MacDonald                  Director
Kenneth Kilbane                  Director
William Tate                     Director
Dan Trivers                      Vice President
Monica Suryapranata              Treasurer
Susan Vivino                     Assistant Secretary
Dan Caneva                       Vice President

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


Transamerica Securities Sales Corporation and Transamerica Financial Resources, co-underwriters, received $7,700,616.77 from the Registrant for the year ending December 31, 2000, for its services in distributing the policies. No other commission or compensation was received by the co-underwriters, directly or indirectly, from the Registrant during the fiscal year.

Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-3 and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6 and VA-7; and Transamerica Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY.

Item 30. Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

All management contracts are discussed in Parts A or B.

Items 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any Application to purchase a Policy offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Los Angeles, State of California on the 26th day of April, 2001.

                                SEPARATE ACCOUNT VA-2LNY

                                TRANSAMERICA LIFE INSURANCE
                                COMPANY OF NEW YORK
                                (DEPOSITOR)


                                By:  /s/ William M. Hurst
                                   ----------------------
                                     William M. Hurst
                                     Assistant Secretary

As Required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                           Title                                Date
---------                           -----                                ----
                       *            Chairman, CEO,                       ____________, 2001
------------------------            President and Director
Tom A. Schlossberg

                       *            Senior Vice President,               ____________, 2001
------------------------            Chief Actuary, Chief Operating
Robert S. Rubinstein                Officer, Secretary and Director


                       *            Vice President - Administration,     ____________, 2001
------------------------            Controller and Director
Alexander Smith, Jr.

                       *            Director                             ____________, 2001
------------------------
Marc C. Abrahms

                       *            Director                             ____________, 2001
------------------------
James T. Byrne, Jr.

                       *            Director                             ____________, 2001
------------------------
John A. Fibiger

                       *            Director                             ____________, 2001
------------------------
James B. Roszak

                       *            Director                             ____________, 2001
------------------------
Robert F. Colby

                       *            Director                             ____________, 2001
------------------------
Colette F. Vargas

/s/ William M. Hurst                Attorney-in-Fact pursuant to             April 26, 2001
------------------------            powers of attorney filed previously
*By:  William M. Hurst              and herewith, and in his own
                                    capacity as Assistant Secretary


                                                                Registration No.
                                                                        33-55152



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                     DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.     Description of Exhibit                                 Page No.*
--------------  ----------------------                                 ---------
(8)(a)(1)       Form of Fund Participation Agreement (Dreyfus)

(8)(f)(1)       Form of Participation Agreement (Transamerica)

(8)(f)(2)       Form of Addendum to Participation Agreement (Transamerica)

(10)(b)         Consent of Independent Auditors

(15)            Powers of Attorney















-----------------------------------
* Page numbers included only in manually executed original.